UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4279

Advantus Series Fund, Inc.
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota			55101-2098
(Address of principal executive offices)			(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

ITEM 1.  REPORT TO STOCKHOLDERS.

Discover Value.

Semiannual Report
Advantus Series Fund, Inc.

Offered in Minnesota Life Variable Products

June 30, 2007

Equities

Index 400 Mid-Cap Portfolio

Index 500 Portfolio

Real Estate Securities Portfolio

Fixed Income

International Bond Portfolio

Bond Portfolio

Mortgage Securities Portfolio

Maturing Government Bond 2010 Portfolio

Money Market

Money Market Portfolio

*Securities offered through Securian Financial Services, Inc.

Member NASD/SIPC

Variable Life Insurance*

Variable Adjustable Life

Variable Adjustable Life-Second Death

Variable Adjustable Life-Horizon

Variable Adjustable Life-Summit

Variable Adjustable Life-Survivor

Variable Annuities*

MultiOption® Legend

MultiOption® Advisor B, C, L

MultiOption® Achiever

MultiOption® Classic

MultiOption® Select

MultiOption® Single

MultiOption® Flexible

Megannuity

University of Minnesota MultiOption® Annuity

Adjustable Income Annuity

FlexAnnuity Plus

InvestAnnuity Plus

Individual Accumulation Annuity

Group Variable Life*

Variable Group Universal Life

Bond Portfolio

Portfolio Objective

The Bond Portfolio seeks as high a level of long-term total return as is consistent with prudent investment risk. Preservation of capital is a secondary objective. The Bond Portfolio invests in long-term, fixed income, high quality debt instruments.

Risk of investment in the Bond Portfolio include, but are not limited to, changes in interest rates and the creditworthiness of their issuers. Also, in a low interest rate market there is the risk that bonds could be called by the issuer and prepaid prior to maturity. They could be replaced by bonds that offer lower interest rates.

Performance Update

For the six month period ended June 30, 2007 the Bond Portfolio had a total return of 0.90 percent*. The Lehman Brothers U.S. Aggregate Index** returned 0.98 percent for the same period.

Credit Quality (percent of net assets)

Sector Allocation (percent of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Lehman Brothers U.S. Aggregate Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

Money Market Portfolio

Portfolio Objective

The Money Market Portfolio seeks maximum current income to the extent consistent with liquidity and the preservation of capital. It invests in short-term money market instruments and other debt securities that mature within 397 days.

Investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. It is possible to lose money by investing in the Portfolio.

Performance Update

For the six month period ended June 30, 2007 the Money Market Portfolio had a total return of 2.32 percent*. The Lehman Brothers U.S. Treasury Bellwethers: 3 month Index returned 2.56 percent for the same period.

Sector Allocation (percent of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government or any other agency, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. Shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

Mortgage Securities Portfolio

Portfolio Objective

The Mortgage Securities Portfolio seeks a high level of current income consistent with prudent investment risk. The Mortgage Securities Portfolio will invest primarily in mortgage-related securities. The risks incurred by Mortgage Securities include, but are not limited to, reinvestment of prepaid loans as low rates of return. In addition, the net asset value of Mortgage Securities may fluctuate in response to changes in interest rates and are not guaranteed.

Performance Update

For the six months ended June 30, 2007 the Mortgage Securities Portfolio had a total return of 1.33 percent*. The Lehman Brothers U.S. Mortgage-Backed Securities Index** returned 1.05 percent for the same period.

Credit Quality (percent of net assets)

Sector Allocation (percent of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Lehman Brothers U.S. Mortgage-Backed Securities Index is an unmanaged benchmark composite which includes all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA).

Index 500 Portfolio

Portfolio Objective

The Index 500 Portfolio+ seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard and Poor's Corporation 500 Composite Stock Index (S&P 500)+. It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy.

Performance Update

For the six month period ended June 30, 2007, the Index 500 Portfolio had a total return of 6.69 percent*. The S&P 500 Index** returned 6.96 percent for the same period.

Sector Allocation (percent of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

+"Standard & Poor's®", "S&P®", "S&P 500®", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advantus Series Fund, Inc.-Index 500 Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

Maturing Government Bond 2010 Portfolio

Portfolio Objective

The Maturing Government Bond 2010 Portfolio seeks as high an investment return as is consistent with prudent investment risk. The Portfolio invests primarily in U.S. Government and Agency zero coupon fixed income securities with maturities near the 2010 liquidation date of the Portfolio.

Performance Update

For the six months ended June 30, 2007, the Maturing Government Bond 2010 Portfolio had a total return of 0.43 percent*. The Ryan Labs, Inc. September 2010 index of U.S. Treasury Strips** returned 1.30 percent for the same period.

Sector Allocation (percent of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**Ryan Labs, Inc. September 2010 Index of U.S. Treasury Strips consists of all active zero-coupon U.S. Treasury issues with maturities in September 2010.

International Bond Portfolio

Portfolio Objective

The International Bond Portfolio seeks to maximize current income consistent with protection of principal. The Portfolio pursues its objective by investing primarily in investment-grade debt securities issued by foreign issuers. While Advantus Capital Management, Inc. acts as the investment adviser for the Portfolio, Augustus Asset Managers Limited provides investment advice to the International Bond Portfolio under a sub-advisory agreement. Investment risks associated with international investing in addition to other risks, include currency fluctuations, political and economic instability, and differences in accounting standards when investing in foreign markets.

Performance Update

For the six months ended June 30, 2007, the International Bond Portfolio had a total returned of -1.35 percent*. The Citigroup Non-US World Government Bond Index** returned -0.77 percent for the same period.

Currency Allocation (percent of net assets)

Country Allocation (percent of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Citigroup Non U.S. World Government Bond Index is a market value-weighted index of government debt securities issued by eleven different nations: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain and the United Kingdom. The goal of the index is to include all fixed-rate institutionally traded bonds issued by the above governments. The minimum maturity is one year, and the minimum outstanding must be at least $25 million U.S. dollars. Also included in the index are zero-coupon renewable securities. Floating rate and private placement issues are excluded from the index. Returns are available in both U.S. dollars and local currency terms.

Index 400 Mid-Cap Portfolio

Portfolio Objective

The Index 400 Mid-Cap Portfolio seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's 400 MidCap Index (S&P 400)+. It is designed to provide an economical and convenient means of maintaining a diversified Portfolio in this equity security area as part of an over-all investment strategy.

Performance Update

For the six month period ended June 30, 2007, the Index 400 Mid-Cap Portfolio had a total return of 11.70 percent*. The S&P MidCap 400 Index** returned 11.98 percent for the same period.

Sector Allocation (percent of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**S&P 400 MidCap Index consists of 400 domestic stocks chosen for market size (median market capitalization of about $610 million), liquidity and industry group representation. It is a market-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value.

+"Standard & Poor's®", "S&P®", "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the Advantus Series Fund, Inc.-Index 400 Mid-Cap Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

Real Estate Securities Portfolio

Portfolio Objective

The Real Estate Securities Portfolio seeks above-average income and long-term growth of capital. The Portfolio intends to pursue its objective by investing primarily in equity securities of companies in the real estate or real estate-related industry. Investment risks associated with investing in the Real Estate Securities Portfolio, in addition to other risks, include rental income fluctuations, depreciation, property tax value changes, and differences in real estate market value.

Performance Update

For the six-month period ended June 30, 2007 the Real Estate Securities Portfolio had a total return of -6.38 percent*. The Dow Jones Wilshire Real Estate Securities Index**(DJWRESI) returned -5.98 for the same period.

Sector Allocation (percent of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Dow Jones-Wilshire Real Estate Securities Index is a market capitalization-weighted index of equity securities whose primary business is equity ownership of commercial real estate (REITS).

Bond Portfolio
Investments in Securities

June 30, 2007
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (95.2%)
U.S. Government and Agency Obligations (30.7%)
Federal Home Loan Mortgage Corporation (FHLMC) (7.5%)
$1,489,343		3.500%	02/15/30	$1,390,956
1,444,943	(l) (o)	5.000%	04/01/35	1,357,975
835,020	(o)	5.000%	08/01/35	784,763
1,825,000	(o)	5.250%	04/18/16	1,800,585
619,968		5.500%	12/01/17	613,251
1,093,908	(o)	5.500%	06/01/20	1,078,267
1,940,807		5.500%	10/01/20	1,913,055
4,859,191	(o)	5.500%	05/01/34	4,713,417
2,450,311	(l) (o)	5.500%	10/01/34	2,373,230
2,111,433	(l)	5.500%	07/01/35	2,041,187
2,074,930	(o)	5.500%	07/01/35	2,005,898
3,762,596	(o)	5.500%	10/01/35	3,645,950
3,178,723	(o)	6.000%	11/01/33	3,165,248
1,450,000	(i)	6.000%	07/01/37	1,436,406
374,460	(o)	6.500%	09/01/32	384,642
				28,704,830
Federal National Mortgage Association (FNMA) (18.1%)
2,150,000	(l) (o)	3.250%	01/15/08	2,125,989
1,375,000	(o)	3.500%	01/28/08	1,360,508
500,000	(o)	4.250%	05/15/09	491,814
2,732,273	(o)	4.500%	03/01/35	2,487,048
2,504,498	(l) (o)	4.500%	09/01/35	2,279,716
253,297		5.000%	05/01/18	245,733
519,248		5.000%	06/01/18	503,750
1,127,020		5.000%	07/01/18	1,093,365
769,662	(o)	5.000%	11/01/33	724,994
355,066		5.000%	05/01/34	334,093
2,311,799	(l)	5.000%	08/01/35	2,172,038
2,900,000	(j)	5.125%	01/02/14	2,833,468
1,037,334	(o)	5.500%	01/01/17	1,026,030
173,396		5.500%	09/01/17	171,581
750,186		5.500%	02/01/18	742,305
1,386,267	(o)	5.500%	03/01/18	1,370,817
3,185,288	(l)	5.500%	04/01/33	3,087,859
1,352,471	(o)	5.500%	05/01/33	1,311,102
900,016		5.500%	12/01/33	872,345
1,452,186	(l)	5.500%	01/01/34	1,407,011
1,522,916		5.500%	01/01/34	1,475,542
999,256	(o)	5.500%	02/01/34	968,525
959,234		5.500%	03/01/34	928,716
1,903,270	(o)	5.500%	03/01/34	1,845,884
5,753,007	(o)	5.500%	04/01/34	5,574,437
4,225,000	(i)	5.500%	07/01/34	4,074,484
413,344	(o)	5.500%	09/01/34	400,400
1,604,884	(o)	5.500%	02/01/35	1,553,825
2,124,489		5.500%	10/01/35	2,056,226
901,972	(l)	6.000%	09/01/17	908,680

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
U.S. Government and Agency Obligations—continued
$1,240,327	(l) (o)	6.000%	10/01/32	$1,238,957
998,903		6.000%	10/01/32	997,776
1,635,951	(o)	6.000%	11/01/32	1,632,947
1,005,558	(o)	6.000%	03/01/33	1,004,300
1,824,966		6.000%	03/01/33	1,822,359
253,835	(o)	6.000%	04/01/33	252,347
1,570,433		6.437%	01/01/08	1,566,653
574,342		6.500%	12/01/31	589,551
156,226	(l)	6.500%	02/01/32	160,100
883,235	(o)	6.500%	04/01/32	900,562
323,468	(o)	6.500%	05/01/32	329,815
692,143		6.500%	07/01/32	709,212
939,364		6.500%	08/01/32	964,113
685,138		6.500%	09/01/32	702,922
2,579,995	(l) (o)	6.500%	09/01/32	2,643,549
738,280		6.500%	10/01/32	756,244
3,000,000	(i)	6.500%	07/01/34	3,028,125
500,349		7.000%	07/01/31	523,398
702,104		7.000%	09/01/31	732,887
86,264	(o)	7.000%	09/01/31	89,679
841,457	(o)	7.000%	11/01/31	874,636
227,778		7.000%	02/01/32	238,260
118,914	(o)	7.000%	03/01/32	124,077
519,712		7.000%	07/01/32	538,609
482,543		7.500%	04/01/31	508,568
198,684		7.500%	05/01/31	207,988
				69,565,919
Government National Mortgage Association (GNMA) (1.6%)
—	(c) (g)	0.945%	06/17/45	1,479,917
558,889	(o)	5.500%	12/15/34	543,354
3,045,000	(i)	5.500%	07/01/35	2,954,600
1,050,000	(i)	6.000%	07/01/36	1,044,422
23,686		8.500%	10/15/22	25,491
12,754		8.500%	12/15/22	13,726
				6,061,510
U.S. Treasury (3.5%)
2,220,000	U.S. Treasury Bond (o)	5.375%	02/15/31	2,279,662
1,181,103	U.S. Treasury Inflation-Indexed Notes (h)	1.875%	07/15/13	1,132,936
3,060,000	U.S. Treasury Note (o)	3.375%	10/15/09	2,960,550
2,500,000	U.S. Treasury Note (o)	4.250%	11/30/07	2,493,360
1,560,000	U.S. Treasury Note (o)	4.250%	11/15/14	1,488,460
950,000	U.S. Treasury Note (o)	4.375%	08/15/12	928,551
2,120,000	U.S. Treasury Note (o)	4.625%	02/29/12	2,092,839
				13,376,358
	Total U.S. government and agency obligations (cost: $120,134,944)			117,708,617

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Corporate Obligations (64.5%)
Basic Materials (.5%)
Construction (.5%)
$2,065,000	CRH America, Inc.	6.000%	09/30/16	$2,041,756
Capital Goods (.6%)
Manufacturing (.6%)
2,305,000	Crane Company	6.550%	11/15/36	2,223,405
Communication Services (1.3%)
Broadcasting (.7%)
2,500,000	Cox Communications, Inc.	7.125%	10/01/12	2,641,185
Telecommunication (.6%)
2,355,000	Sprint Capital Corporation	6.900%	05/01/19	2,331,299
Consumer Cyclical (.5%)
Textiles (.5%)
2,000,000	Mohawk Industries, Inc.	6.125%	01/15/16	1,979,720
Consumer Staples (1.5%)
Chemical (.6%)
2,450,000	Valspar Corporation	6.050%	05/01/17	2,403,511
Personal Care (.9%)
3,555,000	Estee Lauder Companies, Inc.	6.000%	05/15/37	3,398,160
Energy (1.1%)
Oil & Gas (.6%)
2,375,000	Anadarko Petroleum Corporation (o)	6.450%	09/15/36	2,284,339
Oil & Gas Service (.5%)
2,065,000	Weatherford International, Inc. - 144A Issue (f)	6.800%	06/15/37	2,102,226
Financial (55.5%)
Asset-Backed Securities (11.2%)
690,000	ABFS Mortgage Loan Trust (m)	7.423%	12/15/33	691,206
1,356,319	Associates Manufactured Housing Pass-Through Certificates	7.725%	06/15/28	1,369,657
2,305,000	Auburn Funding, LLC - 144A Issue (c) (e) (n)	6.920%	01/25/12	2,246,295
1,380,000	Capital Auto Receivables Asset Trust - 144A Issue (f)	7.160%	01/15/13	1,396,842
2,230,000	Centex Home Equity (m)	5.048%	06/25/35	2,209,037
2,650,000	Citibank Credit Card Issuance Trust	5.500%	03/24/17	2,559,107
1,755,000	Countryplace Manufactured Housing Contract - 144A Issue (c) (e)	5.200%	12/15/35	1,641,080
3,150,000	Countrywide Asset-Backed Certificates (c)	5.934%	05/25/37	3,085,337
1,165,000	Countrywide Asset-Backed Certificates (c)	5.962%	03/25/34	1,134,582
559,913	Credit-Based Asset Servicing and Securitization - 144A Issue (f) (m)	6.240%	10/25/36	547,974
935,000	Credit-Based Asset Servicing and Securitization - 144A Issue (f) (m)	6.250%	10/25/36	920,150
2,275,000	Flagstar Home Equity Loan Trust - 144A Issue (f) (m)	5.997%	01/25/35	2,212,947
435,000	Ford Credit Auto Owner Trust - 144A Issue (f) (n)	7.050%	12/15/13	435,221
780,000	Ford Motor Credit Company - 144A Issue (f)	7.120%	02/15/13	793,385

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Financial—continued
$3,095,000	GMAC Mortgage Corporation Loan Trust (c)	5.952%	08/25/37	$3,037,093
2,000,000	GMAC Mortgage Corporation Loan Trust (m)	6.088%	10/25/36	1,979,286
808,906	Green Tree Financial Corporation	6.400%	10/15/18	815,223
575,470	Green Tree Financial Corporation	7.350%	05/15/27	590,366
3,297,000	JPMorgan Mortgage Acquisition Corporation (m)	6.337%	08/25/36	3,278,924
3,055,000	JPMorgan Mortgage Acquisition Corporation (m)	6.410%	07/25/36	3,033,599
3,350,000	Lehman XS Trust (m)	5.690%	12/25/35	3,285,580
483,403	National Collegiate Trust	7.240%	09/20/14	460,214
663,121	Oakwood Mortgage Investors, Inc. (e)	8.100%	08/15/26	664,484
440,000	Origen Manufactured Housing	5.605%	05/15/22	426,319
1,500,000	Origen Manufactured Housing	5.700%	01/15/35	1,455,458
725,000	Origen Manufactured Housing (c)	5.730%	11/15/35	690,780
725,000	Origen Manufactured Housing (c)	5.860%	06/15/36	689,840
234,706	Residential Funding Mortgage Securities II, Inc. (m)	5.090%	07/25/33	229,436
928,351	Vanderbilt Mortgage Finance 1997 - A (c)	6.370%	03/07/28	928,192
				42,807,614
Banks (.5%)
1,980,000	PNC Funding Corporation	5.625%	02/01/17	1,939,673
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (11.1%)
2,409,993	Banc of America Alternative Loan Trust (c)	5.669%	11/25/35	2,276,832
2,362,528	Banc of America Alternative Loan Trust (c)	5.808%	01/25/36	2,232,438
1,872,633	Banc of America Alternative Loan Trust (c)	6.225%	05/25/46	1,820,343
771,034	Banc of America Alternative Loan Trust (c)	6.251%	11/25/46	644,809
535,888	Banc of America Mortgage Securities, Inc.	5.750%	08/25/34	527,104
2,917,634	Banc of America Mortgage Securities, Inc.	6.000%	03/25/37	2,774,074
57,000	Banco Hipotecario Nacional - 144A Issue (b) (e) (k)	7.916%	07/25/09	570
121,323	BlackRock Capital Finance, LP - 144A Issue (f)	7.750%	09/25/26	121,246
752,584	Chase Mortgage Financial Corporation	5.500%	10/25/33	718,838
314,577	Credit Suisse First Boston Mortgage Securities Corporation	6.000%	11/25/18	313,558
3,100,000	CSAB Mortgage-Backed Trust (m)	6.080%	09/25/36	3,044,761
1,181,413	Global Mortgage Securitization, Ltd.	5.250%	04/25/32	1,105,573
2,255,997	Global Mortgage Securitization, Ltd. - 144A Issue (e)	5.250%	11/25/32	2,166,490
5,180,000	JPMorgan Alternative Loan Trust (c)	5.750%	12/25/36	5,099,478
3,819,101	JPMorgan Mortgage Trust (c) (n)	3.755%	11/25/33	3,742,719
2,895,773	JPMorgan Mortgage Trust (c)	5.669%	09/25/35	2,760,970
2,719,337	JPMorgan Mortgage Trust (c)	5.718%	04/25/37	2,707,873
2,160,000	JPMorgan Mortgage Trust	6.500%	08/25/36	2,134,964
2,737,534	Lehman Mortgage Trust (c)	6.890%	09/25/36	2,750,302
2,240,905	MASTR Asset Securitization Trust	5.500%	11/25/33	2,141,003
358,801	Mellon Residential Funding Corporation	6.750%	06/25/28	357,641
2,190,113	Residential Accredit Loans, Inc.	5.750%	05/25/33	2,134,889
1,043,794	Structured Asset Securities Corporation (m)	5.630%	05/25/34	1,027,937
				42,604,412
Commercial Mortgage-Backed Securities (17.7%)
—	Asset Securitization Corporation (c) (g)	2.409%	08/13/29	126,049
2,445,000	Asset Securitization Corporation (c)	7.364%	02/14/43	2,597,468

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Financial—continued
$—	Asset Securitization Corporation - 144A Issue (c) (f) (g)	1.549%	10/13/26	$323,007
2,500,000	Banc of America Commercial Mortgage, Inc.	5.451%	01/15/49	2,418,237
1,650,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (f)	6.200%	07/11/43	1,661,806
5,000,000	Bear Stearns Commercial Mortgage Securities, Inc.	5.540%	09/11/41	4,889,254
3,867,200	Bear Stearns Commercial Mortgage Securities, Inc. - 144A Issue (f)	6.000%	07/15/31	3,850,574
1,415,000	Bear Stearns Mortgage Funding Trust (c)	5.920%	01/25/37	1,194,151
3,605,000	Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue (c) (f)	5.618%	01/15/46	3,466,955
2,640,000	Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue (f) (n)	5.883%	12/11/49	2,424,779
475,000	Commercial Mortgage Asset Trust	6.000%	11/17/32	472,228
1,290,000	Commercial Mortgage Pass-Through Certificates - 144A Issue (c) (f)	5.570%	02/05/19	1,254,329
540,000	Commercial Mortgage Pass-Through Certificates - 144A Issue (c) (f)	5.570%	02/05/19	523,001
2,020,000	DLJ Commercial Mortgage Corporation - 144A Issue (c) (f)	7.155%	06/10/31	2,149,083
1,634,775	FFCA Secured Lending Corporation - 144A Issue (f)	6.940%	09/18/25	1,640,065
5,675,000	GE Capital Commercial Mortgage Corporation (l)	5.543%	12/10/49	5,526,656
865,000	GE Capital Commercial Mortgage Corporation - 144A Issue (f)	6.039%	08/11/36	864,925
1,115,000	GE Capital Commercial Mortgage Corporation - 144A Issue (f)	6.314%	08/11/36	1,130,810
3,000,000	Greenwich Capital Commercial Funding Corporation - 144A Issue (f)	5.903%	01/11/35	3,005,351
1,400,000	GS Mortgage Securities Corporation II - 144A Issue (f)	6.733%	02/14/16	1,443,437
3,270,000	Hilton Hotel Pool Trust - 144A Issue (c) (f)	5.820%	10/03/15	3,299,638
2,395,000	Hilton Hotel Pool Trust - 144A Issue (f)	7.653%	10/03/15	2,487,212
2,840,121	Hometown Commercial Mortgage - 144A Issue (e)	5.506%	11/11/38	2,788,598
2,435,000	Hometown Commercial Mortgage - 144A Issue (e) (n)	6.057%	04/11/17	2,420,161
1,363,000	Morgan Stanley Capital I (c)	6.436%	10/03/34	1,372,875
—	Multi Security Asset Trust - 144 A Issue (c) (e) (g)	1.095%	11/28/35	793,798
1,540,000	Multi Security Asset Trust - 144A Issue (c) (e)	5.880%	11/28/35	1,459,911
1,525,000	Nomura Asset Securities Corporation - 144A Issue (f)	6.000%	03/15/30	1,551,670
2,515,000	Timberstar Trust - 144A Issue (f) (n)	6.208%	10/15/36	2,429,432
850,000	Wachovia Bank Commercial Mortgage Trust (c)	4.847%	10/15/41	801,471
5,750,000	Wachovia Bank Commercial Mortgage Trust	5.509%	04/15/47	5,577,613
945,000	Wachovia Bank Commercial Mortgage Trust (c)	6.011%	06/15/45	953,606
840,000	Wachovia Bank Commercial Mortgage Trust - 144A Issue (f)	4.942%	11/15/34	796,972
				67,695,122

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Financial—continued
Finance — Diversified (5.2%)
$732,675	500 Grant Street Associates - 144A Issue (e)	2.593%	12/01/08	$696,862
3,350,000	Allied Capital Corporation	6.625%	07/15/11	3,382,605
1,245,229	Caithness Coso Funding Corporation - 144A Issue (e)	5.489%	06/15/19	1,205,270
2,000,000	Capital One Capital III	7.686%	08/15/36	2,059,782
2,100,000	Capmark Financial Group - 144A Issue (f)	5.875%	05/10/12	2,072,479
1,050,000	Capmark Financial Group - 144A Issue (f)	6.300%	05/10/17	1,033,256
2,858,000	Fund American Companies, Inc.	5.875%	05/15/13	2,810,428
2,400,000	HSBC Finance Corporation	5.700%	06/01/11	2,406,634
1,275,000	International Lease Finance Corporation	5.625%	09/20/13	1,272,154
2,870,000	Janus Capital Group, Inc.	6.250%	06/15/12	2,889,252
				19,828,722
Insurance (3.2%)
1,735,000	Commerce Group, Inc.	5.950%	12/09/13	1,718,802
1,945,000	Liberty Mutual Group, Inc. - 144A Issue (f) (o)	7.800%	03/15/37	1,831,278
2,800,000	Stancorp Financial Group, Inc.	6.875%	10/01/12	2,917,745
1,000,000	Stancorp Financial Group, Inc. (c)	6.900%	05/29/67	981,338
2,450,000	Symetra Financial Corporation - 144A Issue (f)	6.125%	04/01/16	2,422,849
2,475,000	Willis North America, Inc.	6.200%	03/28/17	2,423,508
				12,295,520
Investment Bankers/Brokers (3.7%)
1,760,000	Amvescap PLC (b)	5.625%	04/17/12	1,746,047
3,225,000	Goldman Sachs Group, Inc. (o)	6.345%	02/15/34	3,075,737
2,250,000	Jefferies Group, Inc.	6.250%	01/15/36	2,108,354
2,325,000	JPMorgan Chase Capital XVIII	6.950%	08/17/36	2,350,096
2,570,000	Lazard Group - 144A Issue (f)	6.850%	06/15/17	2,571,774
2,700,000	Nuveen Investments	5.500%	09/15/15	2,197,997
				14,050,005
Real Estate Investment Trust — Apartments (.1%)
250,000	Avalon Properties, Inc.	6.875%	12/15/07	251,538
Real Estate Investment Trust — Health Care (1.3%)
2,780,000	Healthcare Realty Trust, Inc.	5.125%	04/01/14	2,622,502
2,510,000	Nationwide Health Properties	6.000%	05/20/15	2,455,807
				5,078,309
Real Estate Investment Trust — Office Property (.4%)
1,655,000	Highwoods Realty, Inc. - 144A Issue (f)	5.850%	03/15/17	1,600,774
Real Estate Investment Trust — Shopping Centers (.7%)
1,620,000	Equity One, Inc.	6.250%	01/15/17	1,618,354
990,000	Equity One, Inc. - 144A Issue (f)	6.000%	09/15/17	968,379
				2,586,733

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Financial—continued
Special Service (.4%)
$1,600,000	ERAC USA Finance Company - 144A Issue (f)	5.900%	11/15/15	$1,563,534
Health Care (1.2%)
Managed Care (.5%)
2,160,000	Coventry Health Care, Inc.	5.950%	03/15/17	2,107,080
Medical Products/Supplies (0.7%)
1,255,000	Laboratory Corporation of America	5.500%	02/01/13	1,209,042
1,645,000	Laboratory Corporation of America	5.625%	12/15/15	1,585,561
				2,794,603
Technology (.7%)
Computer Services & Software (.7%)
2,850,000	Intuit, Inc.	5.750%	03/15/17	2,743,233
Utilities (1.6%)
Electric Companies (1.6%)
2,775,000	MidAmerican Energy Holdings Company	6.125%	04/01/36	2,680,936
2,700,000	Oncor Electric Delivery	7.000%	09/01/22	2,819,826
525,000	Pennsylvania Electric Company	5.125%	04/01/14	498,537
				5,999,299
	Total corporate obligations (cost: $255,464,033)			247,351,772
	Total long-term debt securities (cost: $375,598,977)			365,060,389

Shares
Preferred Stocks (.8%)
Financial (.8%)
Real Estate Investment Trust — Diversified (.4%)
70,000	PS Business Parks, Inc.	1,704,500
Real Estate Investment Trust — Self Storage (.4%)
65,000	Public Storage, Inc. (o)	1,511,900
	Total preferred stocks (cost: $3,375,000)	3,216,400

Principal
Securities Lending Collateral (18.9%)
Commercial Paper (10.0%)
$2,036,106	Atomium Funding Corporation (d)	5.325%	08/15/07	2,023,075
463,069	Atomium Funding Corporation (d)	5.387%	07/19/07	461,920
2,036,106	Bear Stearns Company, Inc.	5.445%	08/22/07	2,036,106
349,047	Cairn High Grade I, LLC	5.338%	07/17/07	348,282
3,490,468	Cedar Springs Capital Company	5.320%	07/10/07	3,486,384
4,363,085	Cobbler Funding, LLC (d)	5.336%	07/25/07	4,348,469
2,908,723	Corporate Asset Security , Ltd. (d)	5.341%	07/09/07	2,905,756
3,507,048	George Street Financial, LLC (d)	5.342%	07/05/07	3,505,505
1,745,234	German Residential Funding (d)	5.340%	08/22/07	1,745,234
872,617	KLIO Funding Corporation	5.325%	07/23/07	869,947
1,599,798	KLIO Funding Corporation	5.330%	07/11/07	1,597,702
751,323	La Fayette Asset Securitization, LLC (d)	5.415%	07/16/07	749,791
2,617,851	Liberty Harbor CDO, Inc.	5.348%	07/19/07	2,611,359

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Commercial Paper—continued
$1,454,362	Liquid Funding, Ltd.	5.320%	07/30/07	$1,448,428
2,326,979	Liquid Funding, Ltd.	5.330%	11/13/07	2,326,979
581,745	Tempus Funding, LLC (d)	5.753%	07/02/07	581,745
1,163,489	Thames Asset Global Securitization No. 1, Inc. (d)	5.321%	07/30/07	1,158,742
1,745,234	Whistlejacket Cap, LLC	5.320%	07/12/07	1,742,686
2,181,543	Whistlejacket Cap, LLC	5.336%	07/10/07	2,178,990
2,326,979	World Omni Vehicle Leasing, Inc. (d)	5.337%	07/13/07	2,323,256
				38,450,356
Corporate Notes (5.0%)
1,672,516	Bear Stearns Company, Inc.	5.499%	10/03/07	1,672,934
1,890,670	Cheyne Finance, LLC	5.311%	02/25/08	1,890,557
2,617,851	Genworth Financial Company	5.400%	06/16/08	2,617,851
1,890,670	Kestrel Funding US, LLC	5.291%	02/25/08	1,890,708
290,872	Liquid Funding, Ltd.	5.331%	06/11/08	290,800
1,454,362	Metropolitan Life Global Funding I - 144A Issue (f)	5.350%	03/06/12	1,454,463
1,454,362	Morgan Stanley (c)	5.380%	08/13/10	1,454,493
1,745,234	Pyxis Master (c)	5.370%	11/27/07	1,745,234
1,745,234	Shiprock Finance - 144A Issue (f)	5.390%	04/11/08	1,745,234
1,163,489	SLM Corporation - 144A Issue (f)	5.320%	05/12/08	1,163,489
1,163,489	Stanfield Victoria Funding, LLC	5.349%	04/03/08	1,163,990
2,036,106	Stanfield Victoria Funding, LLC	5.465%	07/25/07	2,036,208
				19,125,961
Repurchase Agreement (3.9%)
14,784,060	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement Account; dated 06/29/07, rate 5.425%, due 07/02/07; proceeds $14,790,744 (Collateralized by Corporate Obligations due 07/25/33 — 01/25/46)			14,784,060
		Total securities lending collateral (cost: $72,360,377)		72,360,377
Short-Term Securities (6.5%)
U.S. Treasury (.3%)
1,000,000	U.S Treasury Note (o)	2.750%	08/15/07	997,256

Shares
Investment Companies (6.2%)
15,146,592	American Beacon Funds, current rate 5.250%	15,146,592
1,815,675	BlackRock Provident Institutional TempFund, current rate 5.200%	1,815,675
7,000,000	JPMorgan Prime Money Market Fund, current rate 5.190%	7,000,000
	Total investment companies (cost: $23,962,267)	23,962,267
	Total short-term securities (cost: $24,959,523)	24,959,523
	Total investments in securities (cost: $476,293,877) (p)	$465,596,689
	Payable upon return of securities loaned (-18.9%)	(72,360,377)
	Liabilities in excess of cash and other assets (-2.5%)	(9,595,221)
	Total net assets (100%)	$383,641,091

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the Notes to Financial Statements.

(b)  The Portfolio held 0.5% of net assets in foreign securities at June 30, 2007.

(c)  Variable rate security.

(d)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 5.2% of the Portfolio's net assets at June 30, 2007.

(e)  Represents ownership in an illiquid security. (See note 6 of the Notes to Financial Statements.) Information concerning the illiquid securities held at June 30, 2007, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
500 Grant Street Associates - 144A Issue*	06/12/03	$808,963
Auburn Funding, LLC - 144A Issue*	01/19/07	2,305,000
Banco Hipotecario Nacional - 144A Issue*	01/08/01	56,237
Caithness Coso Funding Corporation - 144A Issue*	08/01/05	1,245,229
Countryplace Manufactured Housing Contract - 144A Issue*	06/29/05	1,754,843
Global Mortgage Securitization, Ltd. - 144A Issue*	11/24/04	2,236,715
Hometown Commercial Mortgage - 144A Issue*	11/28/06	2,868,479
Hometown Commercial Mortgage - 144A Issue*	06/07/07	2,431,849
Multi Security Asset Trust - 144A Issue*	02/24/05	1,432,281
Multi Security Asset Trust - 144A Issue*	02/24/05	1,521,240
Oakwood Mortgage Investors, Inc.†	03/25/03	695,017
		$17,356,853

*  A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

†  Represents a private placement security.

(f)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(h)  U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i)  At June 30, 2007 the total cost of investments issued on a when-issued or forward commitment basis was $12,500,347.

(j)  Partially pledged as initial margin deposits on open futures contracts.

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Holdings of Open Futures Contracts

On June 30, 2007, securities with an aggregate market value of $390,823 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
U.S. 2-Year Treasury Notes	September 2007	323	Long	$32,312	$81,256
U.S. 5-Year Treasury Notes	September 2007	242	Long	—	146,788
U.S. 10-Year Treasury Notes	September 2007	371	Short	201,647	26,400
U.S. 30-Year Treasury Bonds	September 2007	222	Short	222,358	46,132
		1,158		$456,317	$300,576

(k)  Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(l)  Security pledged as collateral for when-issued purchase commitment outstanding as of June 30, 2007.

(m)  Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below the stated level, the issuer will either initiate a cleanup call or increase the stated rate.

(n)  This security is being fair-valued according to procedures approved by the Board of Directors.

(o)  Securities (or a portion of securities) on loan as of June 30, 2007.

(p)  At June 30, 2007 the cost of securities for federal income tax purposes was $476,415,504. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$530,482
Gross unrealized depreciation	(11,349,297)
Net unrealized depreciation	$(10,818,815)

See accompanying notes to financial statements.

Money Market Portfolio
Investments in Securities

June 30, 2007
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Rate	Maturity	Market Value(a)
Commercial Paper (58.3%)
Basic Materials (4.3%)
Chemicals (4.3%)
$3,000,000	El du Pont de Nemours & Company (b)	5.280%	07/30/07	$2,987,409
2,000,000	El du Pont de Nemours & Company (b)	5.290%	07/31/07	1,991,300
				4,978,709
Consumer Cyclical (14.2%)
Hardware and Tools (4.5%)
1,500,000	The Stanley Works (b)	5.280%	08/01/07	1,493,219
2,300,000	The Stanley Works (b)	5.280%	08/08/07	2,287,303
1,500,000	The Stanley Works (b)	5.290%	08/24/07	1,488,210
				5,268,732
Household Products (1.3%)
1,500,000	Procter & Gamble Company (b)	5.290%	08/21/07	1,488,865
Retail (3.9%)
2,500,000	Wal-Mart Stores, Inc. (b)	5.270%	07/17/07	2,494,244
2,000,000	Wal-Mart Stores, Inc. (b)	5.290%	08/28/07	1,983,244
				4,477,488
Special Services (4.5%)
2,500,000	Societe Generale North America, Inc.	5.270%	07/18/07	2,493,838
2,750,000	Societe Generale North America, Inc.	5.270%	08/06/07	2,735,535
				5,229,373
Consumer Staples (11.3%)
Beverage (6.4%)
3,000,000	Anheuser-Busch Companies, Inc. (b)	5.200%	08/16/07	2,980,067
2,000,000	The Coca-Cola Company (b)	5.280%	07/16/07	1,995,683
2,500,000	The Coca-Cola Company (b)	5.280%	07/25/07	2,491,283
				7,467,033
Food (4.0%)
3,000,000	Nestle Capital Corporation (b)	5.270%	07/10/07	2,996,096
1,700,000	Nestle Capital Corporation (b)	5.270%	08/03/07	1,691,897
				4,687,993
Personal Care (.9%)
1,000,000	Kimberly Clark Worldwide, Inc. (b)	5.280%	07/26/07	996,389
Energy (4.3%)
Oil & Gas (4.3%)
3,000,000	Total Capital SA (b)	5.260%	07/06/07	2,997,829
2,000,000	Total Capital SA (b)	5.270%	07/03/07	1,999,422
				4,997,251
Financial (11.1%)
Auto Finance (2.4%)
2,750,000	American Honda Finance Corporation	5.290%	08/07/07	2,735,218

See accompanying notes to financial statements.

Money Market Portfolio
Investments in Securities – continued

Principal		Rate	Maturity	Market Value(a)
Financial—continued
Commercial Finance (4.9%)
$3,500,000	General Electric Capital Corporation	4.300%	08/10/07	$3,479,622
2,250,000	General Electric Capital Corporation	5.270%	08/02/07	2,239,520
				5,719,142
Finance — Diversified (1.7%)
2,000,000	Avon Capital Corporation (b)	5.290%	08/09/07	1,988,625
Insurance (2.1%)
2,500,000	American General Corporation	5.280%	07/13/07	2,495,617
Health Care (6.2%)
Drugs (1.7%)
2,000,000	Abbott Laboratories (b)	5.260%	07/09/07	1,997,685
Health Care – Diversified (4.5%)
3,500,000	Johnson & Johnson, Inc. (b)	5.270%	07/19/07	3,490,935
1,750,000	Johnson & Johnson, Inc. (b)	5.280%	08/13/07	1,739,172
				5,230,107
Technology (6.9%)
Aerospace/Defense (4.3%)
2,500,000	Honeywell International (b)	5.280%	07/24/07	2,491,662
1,000,000	Honeywell International (b)	5.280%	07/26/07	996,375
1,500,000	Honeywell International (b)	5.300%	08/22/07	1,488,712
				4,976,749
Computer Hardware (2.6%)
3,000,000	IBM Corporation (b)	5.280%	07/12/07	2,995,279
		Total commercial paper (cost: $67,730,255)		67,730,255
U.S. Government Obligations (18.0%)
Discount Note (18.0%)
3,000,000	Federal Farm Credit Bureau	5.220%	07/23/07	2,990,595
3,500,000	Federal Home Loan Bank	5.260%	07/20/07	3,490,505
1,500,000	Federal Home Loan Mortgage Corporation	5.030%	07/09/07	1,498,293
1,000,000	Federal Home Loan Mortgage Corporation	5.150%	07/27/07	996,281
3,000,000	Federal Home Loan Mortgage Corporation	5.220%	07/05/07	2,998,292
1,500,000	Federal National Mortgage Association	5.152%	07/27/07	1,494,419
3,000,000	Federal National Mortgage Association	5.250%	07/11/07	2,995,721
2,000,000	Federal National Mortgage Association	5.280%	08/29/07	1,983,119
2,500,000	Federal National Mortgage Association	5.320%	08/14/07	2,484,325
		Total U.S. government obligations (cost: $20,931,550)		20,931,550

See accompanying notes to financial statements.

Money Market Portfolio
Investments in Securities – continued

Principal		Rate	Maturity	Market Value(a)
Other Short-Term Investments (20.6%)
Asset-Backed Securities (19.4%)
$910,713	AmeriCredit Automobile Receivables Trust	5.315%	02/06/08	$910,713
745,423	AmeriCredit Automobile Receivables Trust	5.320%	05/06/08	745,423
414,599	Capital One Auto Finance Trust	5.321%	02/15/08	414,598
3,770,184	Capital Auto Receivable Asset Trust - 144A Issue (c)	5.325%	05/15/08	3,770,184
746,315	CarMax Auto Owner Trust	5.311%	02/15/08	746,315
2,600,000	CarMax Auto Owner Trust	5.328%	06/16/08	2,600,000
3,000,000	Ford Credit Auto Owner Trust - 144A Issue (c)	5.349%	07/15/08	3,000,000
655,088	Harley-Davidson Motorcycle Trust	5.300%	02/15/08	655,088
2,381,219	Harley-Davidson Motorcycle Trust	5.307%	05/15/08	2,381,219
887,701	Honda Auto Receivables Owner Trust	5.322%	03/18/08	887,701
3,866,220	Santander Drive Auto Receivables Trust	5.324%	04/15/08	3,866,220
2,157,991	Triad Auto Receivables Owner Trust	5.303%	06/12/08	2,157,991
437,147	USAA Auto Owner Trust	5.340%	12/13/07	437,147
				22,572,599
Computer Hardware (1.2%)
1,370,000	Hewlett-Packard Company	5.500%	07/01/07	1,370,000
	Total other short-term investments (cost: $23,942,599)			23,942,599

Shares
Investment Companies (3.7%)
3,750,000	American Beacon Funds, current rate 5.250%	3,750,000
573,451	Federated Money Market Obligation Trust Prime Obligation Fund, current rate 5.223%	573,451
	Total investment companies (cost: $4,323,451)	4,323,451
	Total investments in securities (cost: $116,927,855) (d)	$116,927,855
	Liabilities in excess of cash and other assets (-.6%)	(725,484)
	Total net assets (100%)	$116,202,371

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 44.4% of the Portfolio's net assets as of June 30, 2007.

(c)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(d)  Also represents the cost of securities for federal income tax purposes at June 30, 2007.

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities

June 30, 2007
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (97.0%)
U.S. Government and Agency Obligations (41.3%)
Federal Home Loan Mortgage Corporation (FHLMC) (4.4%)
$200,000	(i)	2.750%	03/15/08	$196,439
1,000,000		5.000%	06/15/31	945,481
1,295,000		5.000%	05/15/35	1,162,309
918,964	(n)	5.000%	08/01/35	863,654
729,272	(n)	5.500%	06/01/20	718,844
579,874		5.500%	10/01/20	571,582
1,140,372	(n)	5.500%	05/01/34	1,106,160
1,645,522	(n)	6.000%	11/01/33	1,638,547
824,583		6.250%	12/15/23	830,955
412,095		6.500%	11/01/32	419,702
				8,453,673
Federal National Mortgage Association (FNMA) (32.5%)
415,982		4.500%	02/01/35	378,957
972,268	(c)	4.648%	07/01/35	959,273
1,190,496		5.000%	05/01/18	1,154,946
838,369		5.000%	10/01/20	810,792
2,040,000	(h)	5.000%	07/01/33	1,911,225
2,666,805	(n)	5.000%	11/01/33	2,512,037
2,164,176		5.000%	03/01/34	2,036,342
3,426,827	(n)	5.000%	03/01/34	3,224,411
683,105		5.000%	05/01/34	642,755
864,445	(n)	5.500%	01/01/17	855,025
811,012		5.500%	02/01/18	802,492
1,750,162	(k) (n)	5.500%	03/01/18	1,730,656
1,057,405	(n)	5.500%	02/01/24	1,033,850
2,275,206	(k)	5.500%	04/01/33	2,205,614
460,244	(n)	5.500%	05/01/33	446,166
394,805		5.500%	05/01/33	382,523
446,082		5.500%	01/01/34	432,205
3,506,602	(n)	5.500%	03/01/34	3,399,523
2,649,668	(k) (n)	5.500%	04/01/34	2,569,831
1,778,954	(n)	5.500%	04/01/34	1,722,357
279,366		5.500%	05/01/34	270,478
3,000,000	(h)	5.500%	07/01/34	2,893,125
4,442,710	(n)	5.500%	07/01/34	4,307,765
1,377,814	(n)	5.500%	09/01/34	1,334,666
1,103,188	(n)	5.500%	10/01/34	1,068,090
708,959		5.500%	02/01/35	687,167
802,442	(n)	5.500%	02/01/35	776,912
322,454		5.500%	10/01/35	312,118
178,432		6.000%	09/01/32	178,277
413,339		6.000%	10/01/32	412,873
1,650,644	(n)	6.000%	10/01/32	1,648,822
219,243		6.000%	11/01/32	218,999
1,419,627	(n)	6.000%	11/01/32	1,417,020
1,649,603		6.000%	03/01/33	1,647,268
150,834	(n)	6.000%	03/01/33	150,645

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
U.S. Government and Agency Obligations—continued
$640,311	(n)	6.000%	04/01/33	$636,556
520,896		6.000%	12/01/33	517,842
665,476		6.000%	08/01/34	660,595
436,968		6.000%	09/01/34	433,763
219,311		6.000%	11/01/34	217,703
2,287,534		6.000%	12/01/34	2,270,755
469,035		6.000%	11/01/36	464,278
732,266		6.500%	02/01/32	750,988
643,480		6.500%	02/01/32	659,438
542,227	(n)	6.500%	04/01/32	552,865
231,049	(n)	6.500%	05/01/32	235,582
1,764,046		6.500%	07/01/32	1,808,049
44,355		6.500%	09/01/32	45,141
2,310,000	(h)	6.500%	07/01/34	2,331,656
145,250		6.500%	09/01/34	147,351
107,627		6.500%	11/01/34	109,184
1,041,361		6.500%	03/01/35	1,059,805
419,404		6.500%	02/01/36	423,903
789,041		6.500%	06/01/36	796,715
773,565	(n)	7.000%	09/01/31	804,184
82,496	(n)	7.000%	11/01/31	85,749
460,181		7.000%	02/01/32	480,222
87,397		7.000%	07/01/32	91,351
161,838		7.500%	04/01/31	170,567
91,562	(c)	8.297%	12/25/15	91,272
				62,380,719
Government National Mortgage Association (GNMA) (4.3%)
—	(c) (g)	0.255%	03/16/42	332,771
—	(c) (g)	0.945%	06/17/45	1,033,196
—	(c) (g)	0.860%	07/16/40	266,312
—	(c) (g)	1.141%	03/16/34	454,229
1,000,000		5.500%	03/16/32	985,356
2,104,053	(n)	5.500%	12/15/34	2,045,566
2,000,000	(h)	5.500%	07/01/35	1,940,624
1,335,000	(h)	6.000%	07/01/36	1,327,909
				8,385,963
Vendee Mortgage Trust (.1%)
151,055	Vendee Mortgage Trust	7.793%	02/15/25	157,454
	Total U.S. government and agency obligations (cost: $82,262,727)			79,377,809
Asset-Backed Securities (17.8%)
541,606	ABFS Mortgage Loan Trust (l)	6.990%	12/25/31	546,451
1,405,000	ABFS Mortgage Loan Trust (l)	7.423%	12/15/33	1,407,456
1,844,627	Associates Manufactured Housing Pass-Through Certificates	7.900%	03/15/27	1,877,871
1,195,000	Auburn Funding, LLC - 144A Issue (c) (e) (m)	6.920%	01/25/12	1,164,565
1,004,385	BankAmerica Manufactured Housing Contract Trust	7.015%	01/10/28	1,012,818

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Asset-Backed Securities—continued
$5,291,000	BankAmerica Manufactured Housing Contract Trust (k)	7.800%	10/10/26	$5,346,984
760,000	Capital Auto Receivables Asset Trust - 144A Issue (f)	7.160%	01/15/13	769,276
350,000	Centex Home Equity (l)	5.048%	06/25/35	346,710
1,080,000	Countryplace Manufactured Housing Contract - 144A Issue (c) (e)	4.800%	12/15/35	1,047,338
1,470,000	Countrywide Asset-Backed Certificates (l)	6.518%	01/25/29	1,474,062
1,300,000	Credit-Based Asset Servicing and Securitization (l)	5.109%	12/25/34	1,206,724
959,852	Credit-Based Asset Servicing and Securitization - 144A Issue (f) (l)	5.970%	10/25/36	946,435
875,000	Flagstar Home Equity Loan Trust - 144A Issue (f) (l)	5.997%	01/25/35	851,134
220,000	Ford Credit Auto Owner Trust - 144A Issue (f) (m)	7.050%	12/15/13	220,112
425,000	Ford Motor Credit Company - 144A Issue (f)	7.120%	02/15/13	432,293
244,114	Green Tree Financial Corporation	7.950%	08/15/25	249,267
398,883	Green Tree Financial Corporation	8.300%	11/15/19	413,469
458,112	Green Tree Financial Corporation	8.400%	06/15/19	472,354
744,605	Green Tree Financial Corporation	9.000%	06/15/25	774,040
1,418,442	Green Tree Financial Corporation	9.100%	04/15/25	1,469,035
1,805,000	JPMorgan Mortgage Acquisition Corporation (l)	6.337%	08/25/36	1,795,104
1,670,000	JPMorgan Mortgage Acquisition Corporation (l)	6.410%	07/25/36	1,658,301
996,704	JPMorgan Mortgage Trust (c)	4.817%	07/25/35	959,824
255,000	Lehman XS Trust (l)	5.690%	12/25/35	250,096
33,501	Metropolitan Asset Funding, Inc. - 144A Issue (f)	6.980%	05/20/12	33,420
33,345	Metropolitan Asset Funding, Inc. - 144A Issue (f)	7.130%	06/20/12	33,265
661,007	Oakwood Mortgage Investors, Inc.	7.375%	08/15/27	664,682
730,354	Oakwood Mortgage Investors, Inc. (e)	8.100%	08/15/26	731,855
500,000	Origen Manufactured Housing	4.750%	08/15/21	476,484
870,000	Origen Manufactured Housing	4.970%	10/15/21	839,365
260,000	Origen Manufactured Housing	5.605%	05/15/22	251,916
1,600,000	Origen Manufactured Housing	5.910%	01/15/35	1,565,623
500,000	Origen Manufactured Housing	5.910%	01/15/37	474,306
500,000	Residential Asset Mortgage Products, Inc. (c)	5.145%	01/25/35	478,789
213,369	Residential Funding Mortgage Securities II, Inc. (l)	5.090%	07/25/33	208,578
1,599,980	Vanderbilt Mortgage Finance	7.955%	12/07/24	1,664,838
	Total asset-backed securities (cost: $35,172,617)			34,114,840
Other Mortgage-Backed Securities (37.9%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (25.3%)
1,771,164	Banc of America Alternative Loan Trust (c)	5.575%	09/25/35	1,682,380
806,570	Banc of America Alternative Loan Trust (c)	5.669%	11/25/35	697,153
1,171,542	Banc of America Alternative Loan Trust (c)	5.808%	01/25/36	1,111,227
231,498	Banc of America Alternative Loan Trust	6.000%	12/25/34	226,108
2,228,000	Banc of America Alternative Loan Trust	6.000%	06/25/46	2,179,873
1,046,905	Banc of America Alternative Loan Trust (c)	6.225%	05/25/46	974,032
1,988,017	Banc of America Funding Corporation (c) (k)	5.002%	09/20/34	1,937,982
1,411,579	Banc of America Funding Corporation	6.500%	07/20/32	1,413,731
1,459,324	Banc of America Mortgage Securities Corporation (c)	5.088%	11/25/35	1,445,396
1,140,000	Banc of America Mortgage Securities Corporation	5.500%	02/25/34	1,041,700
1,152,160	Banc of America Mortgage Securities Corporation	5.750%	08/25/34	1,133,274
10,000	Banco Hipotecario Nacional - 144A Issue (b) (c) (e) (j)	2.750%	03/25/11	100
425	Banco Hipotecario Nacional - 144A Issue (b) (e) (j)	7.540%	05/31/17	4

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Other Mortgage-Backed Securities—continued
$50,980	Banco Hipotecario Nacional - 144A Issue (b) (e) (j)	7.916%	07/25/09	$510
1,375,000	Bear Stearns Mortgage Funding Trust (c)	5.730%	09/25/36	1,259,515
620,435	Bear Stearns Mortgage Securities, Inc.	8.000%	11/25/29	618,394
1,157,231	BlackRock Capital Finance, LP - 144A Issue (f)	7.750%	09/25/26	1,156,498
881,935	Chase Mortgage Financial Corporation	5.500%	10/25/33	842,388
500,000	CitiMortgage Alternative Loan Trust (c)	0.000%	12/25/36	483,096
498,529	Countrywide Home Loan Mortgage Pass-Through Trust (c)	3.971%	07/19/33	475,890
2,000,000	Countrywide Home Loan Mortgage Pass-Through Trust	4.150%	08/25/33	1,895,353
943,731	Credit Suisse First Boston Mortgage Securities Corporation	6.000%	11/25/18	940,673
2,310,000	CSAB Mortgage-Backed Trust (l)	6.080%	09/25/36	2,268,838
900,000	First Horizon Mortgage Pass-Through Trust (c) (h) (m)	5.970%	08/25/37	856,125
758,221	Global Mortgage Securitization, Ltd.	5.250%	04/25/32	709,547
555,441	Global Mortgage Securitization, Ltd. (c)	5.396%	04/25/32	499,681
1,872,903	Global Mortgage Securitization, Ltd. - 144A Issue (e)	5.250%	11/25/32	1,798,659
1,125,000	JPMorgan Alternative Loan Trust (c)	5.950%	11/25/36	1,109,162
950,532	JPMorgan Mortgage Trust (c) (m)	3.755%	11/25/33	933,006
1,447,886	JPMorgan Mortgage Trust (c)	5.669%	09/25/35	1,380,485
1,475,000	JPMorgan Mortgage Trust (c)	6.055%	10/25/36	1,484,756
983,612	JPMorgan Mortgage Trust	6.194%	08/25/36	961,640
1,105,000	JPMorgan Mortgage Trust	6.500%	08/25/36	1,092,192
2,008,975	MASTR Asset Securitization Trust	5.500%	11/25/33	1,919,413
277,539	Morgan Stanley Dean Witter Capital (c)	6.520%	04/25/17	273,783
150,186	Prudential Home Mortgage Securities - 144A Issue (f)	7.900%	04/28/22	147,133
28,462	Prudential Home Mortgage Securities - 144A Issue (c) (f)	8.045%	09/28/24	28,340
891,616	RESI Finance, LP - 144A Issue (c) (e)	6.720%	09/10/35	902,712
1,450,510	Residential Accredit Loans, Inc.	5.750%	06/25/33	1,411,955
231,202	Residential Accredit Loans, Inc. - 144A Issue (f)	6.250%	03/25/14	230,459
1,065,000	Structured Adjustable Rate Mortgage Loan Trust (c)	5.400%	11/25/35	1,016,243
57,013	Structured Asset Mortgage Investments, Inc. (c)	5.847%	04/30/30	57,077
904,376	Structured Asset Securities Corporation	5.250%	08/25/33	847,790
108,037	Structured Asset Securities Corporation (l)	5.540%	11/25/32	107,477
1,664,743	Structured Asset Securities Corporation (l)	5.630%	05/25/34	1,639,453
2,700,000	Structured Asset Securities Corporation (l)	6.000%	06/25/34	2,664,064
1,140,000	Wells Fargo Alternative Loan Trust (c) (m)	6.201%	07/25/37	1,088,344
1,569,381	Wells Fargo Mortgage-Backed Securities Trust	5.500%	02/25/34	1,509,397
				48,453,008
Commercial Mortgage-Backed Securities (12.6%)
—	Asset Securitization Corporation (c) (g)	2.409%	08/13/29	448,048
—	Asset Securitization Corporation (e) (g)	2.433%	08/13/27	297,016
700,000	Asset Securitization Corporation (c)	7.364%	02/14/43	743,651
—	Asset Securitization Corporation - 144A Issue (c) (f) (g)	1.549%	10/13/26	414,435
1,000,000	Banc of America Commercial Mortgage, Inc.	5.451%	01/15/49	967,295

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Other Mortgage-Backed Securities—continued
$550,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (f)	4.900%	09/11/36	$518,950
460,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (c) (f)	5.104%	12/10/42	435,525
1,000,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (f)	6.200%	07/11/43	1,007,155
725,000	Bear Stearns Commercial Mortgage Securities, Inc.	6.500%	02/15/32	736,268
500,000	Bear Stearns Commercial Mortgage Securities, Inc. - 144A Issue (c) (f)	7.254%	02/15/35	521,883
540,000	Bear Stearns Commercial Mortgage Securities, Inc. - 144A Issue (c) (f)	7.594%	02/15/35	568,878
900,000	Commercial Mortgage Pass-Through Certificates - 144A Issue (c) (f)	5.570%	02/05/19	871,668
1,180,000	DLJ Commercial Mortgage Corporation - 144A Issue (c) (f)	7.155%	06/10/31	1,255,405
2,726,000	FFCA Secured Lending Corporation - 144A Issue (c) (e)	6.420%	02/18/22	2,584,541
1,290,000	FFCA Secured Lending Corporation - 144A Issue (c) (e)	6.670%	02/18/22	1,212,015
341,108	GMAC Commercial Mortgage Securities (e) (m)	5.940%	07/01/13	337,697
500,000	Hilton Hotel Pool Trust - 144A Issue (c) (f)	5.820%	10/03/15	504,532
1,465,000	Hilton Hotel Pool Trust - 144A Issue (f)	7.653%	10/03/15	1,521,405
1,504,470	Hometown Commercial Mortgage - 144A Issue (e)	5.506%	11/11/38	1,477,177
1,500,000	JPMorgan Chase Commercial Mortgage Securities Corporation - 144A Issue (f)	6.221%	10/12/37	1,518,419
300,000	LB-UBS Commercial Mortgage Trust - 144A Issue (c) (f)	4.846%	02/15/37	282,281
375,000	Morgan Stanley Dean Witter Capital - 144A Issue (c) (f)	6.423%	09/15/37	367,893
—	Multi Security Asset Trust - 144A Issue (c) (e) (g)	1.095%	11/28/35	671,734
990,000	Multi Security Asset Trust - 144A Issue (c) (e)	5.880%	11/28/35	934,828
1,000,000	Nationslink Funding Corporation - 144A Issue (f)	5.000%	08/20/30	936,265
1,800,000	Nomura Asset Securities Corporation - 144A Issue (f)	6.000%	03/15/30	1,831,479
1,375,000	Wachovia Bank Commercial Mortgage
	Trust - 144A Issue (f)	4.942%	11/15/34	1,304,568
				24,271,011
	Total other mortgage-backed securities (cost: $76,732,754)			72,724,019
	Total long-term debt securities (cost: $194,168,098)			186,216,668
Securities Lending Collateral (18.9%)
Commercial Paper (10.0%)
1,019,858	Atomium Funding Corporation (d)	5.325%	08/15/07	1,013,331
231,945	Atomium Funding Corporation (d)	5.387%	07/19/07	231,370
1,019,858	Bear Stearns Company, Inc.	5.445%	08/22/07	1,019,858
174,833	Cairn High Grade I, LLC	5.338%	07/17/07	174,450
1,748,328	Cedar Springs Capital Company	5.320%	07/10/07	1,746,283
2,185,411	Cobbler Funding, LLC (d)	5.336%	07/25/07	2,178,089
1,456,940	Corporate Asset Security, Ltd. (d)	5.341%	07/09/07	1,455,454
1,756,633	George Street Financial, LLC (d)	5.342%	07/05/07	1,755,860
874,164	German Residential Funding (d)	5.340%	08/22/07	874,164

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Commercial Paper—continued
$437,082	KLIO Funding Corporation	5.325%	07/23/07	$435,745
801,317	KLIO Funding Corporation	5.330%	07/11/07	800,267
376,328	La Fayette Asset Securitization, LLC (d)	5.415%	07/16/07	375,560
1,311,246	Liberty Harbour CDO, Inc.	5.348%	07/19/07	1,307,994
728,470	Liquid Funding, Ltd.	5.320%	07/30/07	725,498
1,165,552	Liquid Funding, Ltd.	5.330%	11/13/07	1,165,552
291,388	Tempus Funding, LLC (d)	5.753%	07/02/07	291,388
582,776	Thames Asset Global Securitization No. 1, Inc. (d)	5.321%	07/30/07	580,398
874,164	Whistlejacket Cap, LLC	5.320%	07/12/07	872,888
1,092,705	Whistlejacket Cap, LLC	5.336%	07/10/07	1,091,427
1,165,552	World Omni Vehicle Leasing, Inc. (d)	5.337%	07/13/07	1,163,687
				19,259,263
Corporate Notes (5.0%)
837,741	Bear Stearns Company, Inc.	5.499%	10/03/07	837,950
947,011	Cheyne Finance, LLC	5.311%	02/25/08	946,954
1,311,246	Genworth Financial Company	5.400%	06/16/08	1,311,246
947,011	Kestrel Funding US, LLC	5.291%	02/25/08	947,030
145,694	Liquid Funding, Ltd.	5.331%	06/11/08	145,658
728,470	Metropolitan Life Global Funding I - 144A Issue (f)	5.350%	03/06/12	728,521
728,470	Morgan Stanley (c)	5.380%	08/13/10	728,536
874,164	Pyxis Master (c)	5.370%	11/27/07	874,164
874,164	Shiprock Finance - 144A Issue (f)	5.390%	04/11/08	874,164
582,776	SLM Corporation - 144A Issue (f)	5.320%	05/12/08	582,776
582,776	Stanfield Victoria Funding, LLC	5.349%	04/03/08	583,027
1,019,858	Stanfield Victoria Funding, LLC	5.465%	07/25/07	1,019,909
				9,579,935
Repurchase Agreement (3.9%)
7,405,137	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 06/29/07, rate 5.425%, due 07/02/07; proceeds $7,408,439 (Collateralized by Corporate Obligations due 07/25/33 – 01/25/46)			7,405,137
		Total securities lending collateral (cost: $36,244,335)		36,244,335
Short-Term Securities (8.0%)
Consumer Cyclical (1.5%)
Special Services (1.5%)
3,000,000	Societe Generale North America, Inc.	5.280%	07/11/07	2,995,600

Shares
Investment Companies (6.5%)
6,910,145	American Beacon Funds, current rate 5.250%	6,910,145
4,382,905	BlackRock Provident Institutional TempFund, current rate 5.200%	4,382,905
1,150,298	JPMorgan Prime Money Market Fund, current rate 5.190%	1,150,298
	Total investment companies (cost: $12,443,348)	12,443,348
	Total short-term securities (cost: $15,438,948)	15,438,948
	Total investments in securities (cost: $245,851,382) (o)	$237,899,951
	Payable upon return of securities loaned (-18.9%)	(36,244,335)
	Liabilities in excess of cash and other assets (-5.0%)	(9,644,770)
	Total net assets (100%)	$192,010,846

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the Notes to Financial Statements.

(b)  The Portfolio held less than 0.1% of net assets in foreign securities at June 30, 2007.

(c)  Variable rate security.

(d)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 5.2% of the Portfolio's net assets at June 30, 2007.

(e)  Represents ownership in an illiquid security. (See note 6 of the Notes to Financial Statements.) Information concerning the illiquid securities held at June 30, 2007, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date(s)	Acquisition Cost
Asset Securitization Corporation†	Various	$567,037
Auburn Funding, LLC - 144A Issue*	01/19/07	1,195,000
Banco Hipotecario Nacional - 144A Issue*	05/18/00	399
Banco Hipotecario Nacional - 144A Issue*	09/06/02	747
Banco Hipotecario Nacional - 144A Issue*	Various	48,918
Countryplace Manufactured Housing Contract - 144A Issue*	06/29/05	1,079,864
FFCA Secured Lending Corporation - 144A Issue*	05/14/03	2,384,398
FFCA Secured Lending Corporation - 144A Issue*	05/19/03	1,086,220
Global Mortgage Securitization, Ltd. - 144A Issue*	11/24/04	1,857,055
GMAC Commercial Mortgage Securities†	Various	326,837
Hometown Commercial Mortgage - 144A Issue*	11/28/06	1,519,492
Multi Security Asset Trust - 144A Issue*	02/24/05	976,199
Multi Security Asset Trust - 144A Issue*	02/24/05	1,212,884
Oakwood Mortgage Investors, Inc.†	Various	759,463
RESI Finance, LP - 144A Issue*	06/01/06	907,495
		$13,922,008

*  A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

†  Represents a private placement security.

(f)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimate timing and amount of future cash flows.

(h)  At June 30, 2007 the total cost of investments issued on a when-issued or forward commitment basis is $11,250,278.

(i)  Fully pledged as initial margin deposit on open futures contracts.

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Holdings of Open Futures Contracts

On June 30, 2007, securities with an aggregate market value of $196,439 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
U.S. 5-Year Treasury Notes	September 2007	39	Short	$30,274	$–
U.S. 10-Year Treasury Notes	September 2007	38	Long	30,982	–
90-Day Eurodollar	September 2007	3	Long	–	9,840
90-Day Eurodollar	December 2007	3	Long	–	8,603
90-Day Eurodollar	March 2008	3	Long	–	7,290
90-Day Eurodollar	June 2008	3	Long	–	6,202
		89		$61,256	$31,935

(j)  Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(k)  Security pledged as collateral for when-issued purchase commitments outstanding as of June 30, 2007.

(l)  Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below the stated level, the issuer will either initiate a clean-up call or increase the stated rate.

(m)  This security is being fair-valued according to procedures approved by the Board of Directors.

(n)  Securities (or a portion of securities) on loan as of June 30, 2007.

(o)  At June 30, 2007 the cost of securities for federal income tax purposes was $245,966,284. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$654,719
Gross unrealized depreciation	(8,721,052)
Net unrealized depreciation	$(8,066,333)

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities

June 30, 2007
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Shares		Market Value(a)
Common Stocks (98.8%)
Basic Materials (3.0%)
Chemicals (1.3%)
10,681	Air Products and Chemicals, Inc.	$858,432
2,791	Ashland, Inc.	178,485
4,180	Eastman Chemical Company	268,899
8,670	Ecolab, Inc.	370,209
45,691	EI du Pont de Nemours & Company (h)	2,322,930
5,760	Hercules, Inc. (b) (h)	113,184
3,791	International Flavors & Fragrances, Inc.	197,663
8,154	PPG Industries, Inc.	620,601
15,765	Praxair, Inc.	1,134,922
7,079	Rohm & Haas Company	387,079
6,477	Sigma-Aldrich Corporation (h)	276,374
47,153	The Dow Chemical Company	2,085,106
		8,813,884
Construction (.1%)
4,702	Vulcan Materials Company	538,567
Iron and Steel (.3%)
5,077	Allegheny Technologies, Inc.	532,476
14,899	Nucor Corporation	873,826
5,853	United States Steel Corporation (h)	636,514
		2,042,816
Mining (.6%)
43,012	Alcoa, Inc. (b)	1,743,276
18,570	Freeport-McMoRan Copper & Gold, Inc.	1,537,968
22,314	Newmont Mining Corporation	871,585
		4,152,829
Paper and Forest (.7%)
5,100	Bemis Company	169,218
21,546	International Paper Company (h)	841,371
22,563	Kimberly-Clark Corporation	1,509,239

Shares		Market Value(a)
Basic Materials—continued
9,123	MeadWestvaco Corporation	$322,224
8,698	Plum Creek Timber Company, Inc.	362,359
5,193	Temple-Inland, Inc.	319,525
10,680	Weyerhaeuser Company	842,973
		4,366,909
Capital Goods (9.1%)
Aerospace/Defense (2.3%)
20,026	General Dynamics Corporation	1,566,433
6,171	Goodrich Corporation	367,545
6,202	L-3 Communications Holdings, Inc.	604,013
17,555	Lockheed Martin Corporation	1,652,452
17,071	Northrop Grumman Corporation	1,329,319
21,956	Raytheon Company	1,183,209
7,804	Rockwell Automation, Inc.	541,910
8,278	Rockwell Collins, Inc.	584,758
38,950	The Boeing Company	3,745,432
49,191	United Technologies Corporation	3,489,117
		15,064,188
Containers — Metal/Glass (—)
5,089	Ball Corporation	270,582
Electrical Equipment (3.5%)
9,089	Cooper Industries, Ltd. (c)	518,891
39,339	Emerson Electric Company	1,841,065
508,918	General Electric Company	19,481,381
6,976	Molex, Inc.	209,350
20,821	Thermo Electron Corporation (b)	1,076,862
		23,127,549
Engineering/Construction (.4%)
31,678	Caterpillar, Inc.	2,480,387
4,369	Fluor Corporation	486,576
		2,966,963

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Capital Goods—continued
Machinery (.4%)
11,129	Deere & Company	$1,343,716
14,920	Ingersoll-Rand Company, Ltd. (c) (h)	817,914
5,127	Terex Corporation (b)	416,825
		2,578,455
Manufacturing (2.2%)
35,626	3M Company	3,091,981
5,146	Cummins, Inc.	520,827
11,752	Danaher Corporation	887,276
10,082	Dover Corporation	515,694
7,259	Eaton Corporation	675,087
38,570	Honeywell International, Inc.	2,170,720
20,379	Illinois Tool Works, Inc.	1,104,338
8,951	ITT Corporation	611,174
8,729	Leggett & Platt, Inc.	192,475
6,062	Pall Corporation	278,791
5,728	Parker Hannifin Corporation	560,829
7,936	Sealed Air Corporation	246,175
6,240	Textron, Inc.	687,086
98,065	Tyco International, Ltd. (c)	3,313,616
		14,856,069
Metal Fabrication (.1%)
6,830	Precision Castparts Corporation	828,889
Waste Management (.2%)
12,601	Allied Waste Industries, Inc. (b)	169,609
25,595	Waste Management, Inc.	999,485
		1,169,094
Communication Services (6.2%)
Broadcasting (1.1%)
36,236	CBS Corporation — Class B	1,207,384
24,553	Clear Channel Communications, Inc.	928,594
153,941	Comcast Corporation (b) (g) (h)	4,328,821
38,137	The DIRECTV Group, Inc. (b)	881,346
		7,346,145

Shares		Market Value(a)
Communication Services—continued
Computer Services & Software (.1%)
12,110	VeriSign, Inc. (b)	$384,250
Publishing (—)
4,082	EW Scripps Company — Class A	186,507
Telecommunication (1.4%)
22,253	Avaya, Inc. (b)	374,741
4,145	Ciena Corporation (b) (h)	149,759
77,800	Corning, Inc. (b)	1,987,790
7,478	Embarq Corporation	473,881
10,419	JDS Uniphase Corporation (b) (h)	139,927
114,495	Motorola, Inc.	2,026,561
82,409	Qualcomm, Inc.	3,575,726
21,654	Tellabs, Inc. (b)	232,997
		8,961,382
Telephone (3.6%)
17,090	Alltel Corporation	1,154,430
304,988	AT&T, Inc.	12,657,002
5,406	CenturyTel, Inc. (h)	265,164
16,872	Citizens Communications Company	257,636
76,837	Qwest Communications International, Inc. (b) (h)	745,319
143,137	Sprint Nextel Corporation	2,964,367
143,619	Verizon Communications, Inc.	5,912,794
23,582	Windstream Corporation	348,070
		24,304,782
Consumer Cyclical (9.1%)
Auto (.5%)
93,004	Ford Motor Company (h)	876,097
27,985	General Motors Corporation	1,057,833
9,787	Johnson Controls, Inc. (h)	1,133,041
10,205	The Goodyear Tire & Rubber Company (b)	354,726
		3,421,697

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Consumer Cyclical—continued
Building Materials (.2%)
8,701	American Standard Companies, Inc.	$513,185
18,683	Masco Corporation	531,905
		1,045,090
Distribution Durables (.1%)
8,436	Genuine Parts Company	418,426
3,505	WW Grainger, Inc.	326,140
		744,566
Entertainment (.1%)
16,444	International Game Technology	652,827
Hardware and Tools (.1%)
3,302	Black & Decker Corporation	291,600
2,838	Snap-On, Inc.	143,347
4,172	The Stanley Works (h)	253,240
		688,187
Home Builders (.2%)
5,858	Centex Corporation	234,906
13,499	DR Horton, Inc. (h)	269,035
3,746	KB Home (h)	147,480
6,866	Lennar Corporation (h)	251,021
10,441	Pulte Homes, Inc.	234,400
		1,136,842
Houseware (.1%)
3,880	Whirlpool Corporation (h)	431,456
Leisure (.4%)
4,395	Brunswick Corporation (h)	143,409
21,884	Carnival Corporation (h)	1,067,283
12,728	Harley-Davidson, Inc.	758,716
7,862	Hasbro, Inc. (h)	246,945
19,457	Mattel, Inc.	492,068
		2,708,421
Lodging — Hotel (.5%)
9,259	Harrah's Entertainment, Inc.	789,422
19,273	Hilton Hotels Corporation (h)	645,067
16,244	Marriott International, Inc.	702,390

Shares		Market Value(a)
Consumer Cyclical—continued
10,680	Starwood Hotels & Resorts Worldwide, Inc.	$716,308
9,018	Wyndham Worldwide Corporation (b)	326,993
		3,180,180
Photography/Imagery (.1%)
14,220	Eastman Kodak Company (h)	395,743
Publishing (.7%)
3,231	Dow Jones & Company, Inc.	185,621
11,596	Gannett Company, Inc.	637,200
1,956	Meredith Corporation	120,490
7,092	New York Times Company (h)	180,137
115,217	News Corporation	2,443,752
16,977	The McGraw-Hill Companies, Inc.	1,155,794
4,180	Tribune Company	122,892
		4,845,886
Retail (5.1%)
4,340	Abercrombie & Fitch Company	316,733
15,385	Amazon.com, Inc. (b) (h)	1,052,488
7,387	AutoNation, Inc. (b) (h)	165,764
2,364	AutoZone, Inc. (b)	322,970
13,548	Bed Bath & Beyond, Inc. (b)	487,593
20,025	Best Buy Company, Inc.	934,567
5,347	Big Lots, Inc. (b) (h)	157,309
6,841	Circuit City Stores, Inc.	103,162
22,094	Costco Wholesale Corporation	1,292,941
76,350	CVS/ Caremark Corporation	2,782,957
2,977	Dillards, Inc.	106,964
15,542	Dollar General Corporation	340,681
7,392	Family Dollar Stores, Inc.	253,693
97,653	Home Depot, Inc.	3,842,646
11,106	JC Penney Company, Inc.	803,852
15,959	Kohl's Corporation (b)	1,133,568
16,928	Limited Brands, Inc. (h)	464,674
74,448	Lowe's Companies, Inc. (h)	2,284,809
22,735	Macy's, Inc.	904,398

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Consumer Cyclical—continued
18,727	Nike, Inc.	$1,091,597
11,103	Nordstrom, Inc.	567,585
13,671	Office Depot, Inc. (b)	414,231
3,717	OfficeMax, Inc.	146,078
3,040	Polo Ralph Lauren Corporation	298,254
6,715	RadioShack Corporation (h)	222,535
4,071	Sears Holding Corporation (b)	690,034
35,379	Staples, Inc.	839,544
42,120	Target Corporation	2,678,832
26,144	The Gap, Inc.	499,350
5,415	The Sherwin-Williams Company	359,935
6,751	Tiffany & Company	358,208
22,500	TJX Companies, Inc.	618,750
49,507	Walgreen Company (h)	2,155,535
119,915	Wal-Mart Stores, Inc.	5,769,111
		34,461,348
Service (.6%)
6,711	Convergys Corporation (b)	162,675
55,995	eBay, Inc. (b)	1,801,919
10,816	IAC/InterActiveCorp (b) (h)	374,342
23,194	Interpublic Group of Companies, Inc. (b) (h)	264,411
6,397	Monster Worldwide, Inc. (b)	262,917
16,364	Omnicom Group	865,983
8,212	Robert Half International, Inc.	299,738
		4,031,985
Textiles (.3%)
6,687	Cintas Corporation	263,669
18,338	Coach, Inc. (b) (h)	869,038
5,361	Jones Apparel Group, Inc.	151,448
5,147	Liz Claiborne, Inc.	191,983
4,395	VF Corporation	402,494
		1,878,632
Trucks and Parts (.1%)
12,266	Paccar, Inc.	1,067,633

Shares		Market Value(a)
Consumer Staples (9.3%)
Agriculture Products (.4%)
32,288	Archer-Daniels-Midland Company	$1,068,410
26,885	Monsanto Company	1,815,813
		2,884,223
Beverage (2.1%)
37,584	Anheuser-Busch Companies, Inc.	1,960,381
3,946	Brown-Forman Corporation	288,374
13,762	Coca-Cola Enterprises, Inc.	330,288
9,502	Constellation Brands, Inc. (b) (h)	230,708
2,310	Molson Coors Brewing Company	213,583
6,517	Pepsi Bottling Group, Inc.	219,493
80,577	PepsiCo, Inc.	5,225,418
99,407	The Coca-Cola Company	5,199,980
		13,668,225
Entertainment (.7%)
34,089	Viacom, Inc. — Class B (b) (h)	1,419,125
98,024	Walt Disney Company	3,346,539
		4,765,664
Food (1.5%)
10,732	Campbell Soup Company	416,509
24,638	ConAgra Foods, Inc.	661,777
6,391	Dean Foods Company	203,681
17,092	General Mills, Inc.	998,515
8,480	Hershey Company	429,258
16,069	HJ Heinz Company	762,795
12,388	Kellogg Company	641,574
79,349	Kraft Foods, Inc.	2,797,052
6,453	McCormick & Company, Inc.	246,376
36,337	Sara Lee Corporation	632,264
30,568	Sysco Corporation	1,008,438
12,465	Tyson Foods, Inc.	287,194
10,665	Wm. Wrigley Jr Company	589,881
		9,675,314

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Consumer Staples—continued
Household Products (.3%)
4,513	Avery Dennison Corporation	$300,024
7,484	Clorox Company	464,757
7,563	Fortune Brands, Inc. (h)	622,964
13,726	Newell Rubbermaid, Inc.	403,956
6,432	Pactiv Corporation (b)	205,117
		1,996,818
Personal Care (1.8%)
21,708	Avon Products, Inc.	797,769
25,302	Colgate-Palmolive Company	1,640,835
155,766	Procter & Gamble Company	9,531,321
5,853	The Estee Lauder Companies, Inc. (h)	266,370
		12,236,295
Restaurants (.8%)
6,994	Darden Restaurants, Inc.	307,666
59,057	McDonald's Corporation	2,997,734
36,643	Starbucks Corporation (b) (h)	961,512
4,279	Wendy's International, Inc. (h)	157,253
25,910	Yum! Brands, Inc.	847,775
		5,271,940
Retail (.4%)
35,020	Kroger Company	985,113
21,840	Safeway, Inc.	743,215
10,251	Supervalu, Inc.	474,826
6,976	Whole Foods Market, Inc. (h)	267,181
		2,470,335
Service (.1%)
6,870	Apollo Group, Inc. (b)	401,414
10,824	RR Donnelley & Sons Company	470,952
		872,366
Tobacco (1.2%)
104,040	Altria Group, Inc.	7,297,366
8,511	Reynolds American, Inc. (h)	554,917
7,869	UST, Inc.	422,644
		8,274,927

Shares		Market Value(a)
Energy (10.7%)
Mining (.2%)
8,963	Consol Energy, Inc.	$413,284
13,084	Peabody Energy Corporation	633,004
		1,046,288
Oil & Gas (8.5%)
22,949	Anadarko Petroleum Corporation (h)	1,193,118
16,381	Apache Corporation	1,336,526
20,254	Chesapeake Energy Corporation	700,788
106,315	ChevronTexaco Corporation	8,955,976
80,848	ConocoPhillips	6,346,568
22,003	Devon Energy Corporation	1,722,615
7,375	ENSCO International, Inc.	449,949
12,153	EOG Resources, Inc.	887,898
278,658	Exxon Mobil Corporation	23,373,830
13,457	Hess Corporation	793,425
33,932	Marathon Oil Corporation	2,034,563
9,312	Murphy Oil Corporation	553,505
13,870	Nabors Industries, Ltd. (c)	462,981
6,671	Noble Corporation (c)	650,556
41,246	Occidental Petroleum Corporation	2,387,318
5,421	Rowan Companies, Inc.	222,152
6,008	Sunoco, Inc.	478,717
14,254	Transocean, Inc. (c)	1,510,639
27,157	Valero Energy Corporation	2,005,816
18,964	XTO Energy, Inc.	1,139,737
		57,206,677
Oil & Gas Services (1.6%)
15,846	Baker Hughes, Inc.	1,333,124
14,505	BJ Services Company	412,522
45,214	Halliburton Company (h)	1,559,883
8,819	National Oilwell Varco, Inc. (b)	919,292
58,299	Schlumberger, Ltd.	4,951,917
9,931	Smith International, Inc.	582,354
16,685	Weatherford International, Ltd. (c)	921,680
		10,680,772

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Energy—continued
Pipelines (.4%)
19,899	Dynegy, Inc. (b)	$187,847
34,638	El Paso Corporation (h)	596,813
8,532	Questar Corporation	450,916
31,173	Spectra Energy Corporation	809,251
29,623	Williams Companies, Inc.	936,679
		2,981,506
Financial (21.0%)
Banks (6.0%)
219,520	Bank of America Corporation	10,732,333
26,838	BB&T Corporation	1,091,770
7,714	Comerica, Inc.	458,751
9,466	Commerce Bancorp, Inc. New Jersey	350,147
6,472	Compass Bancshares, Inc.	446,438
27,210	Fifth Third Bancorp	1,082,142
6,178	First Horizon National Corporation (h)	240,942
23,967	Hudson City Bancorp, Inc.	292,877
11,630	Huntington Bancshares, Inc. (h)	264,466
19,405	Key Capital Corporation	666,174
3,748	M&T Bank Corporation	400,661
12,837	Marshall & Ilsley Corporation	611,426
20,594	Mellon Financial Corporation (h)	906,136
28,480	National City Corporation	948,954
9,293	Northern Trust Corporation	596,982
17,062	PNC Financial Services Group, Inc.	1,221,298
34,859	Regions Financial Corporation (h)	1,153,833
19,348	State Street Corporation	1,323,403
17,695	SunTrust Banks, Inc. (h)	1,517,169
16,167	Synovus Financial Corporation	496,327
37,395	The Bank of New York Company, Inc.	1,549,649
86,008	U.S. Bancorp	2,833,964
94,647	Wachovia Corporation	4,850,659

Shares		Market Value(a)
Financial—continued
165,205	Wells Fargo & Company	$5,810,260
5,437	Zions Bancorporation	418,160
		40,264,921
Commercial Services (.3%)
7,130	Equifax, Inc.	316,715
15,953	H&R Block, Inc.	372,822
11,377	Moody's Corporation	707,649
16,794	Paychex, Inc.	656,981
		2,054,167
Finance — Diversified (2.9%)
58,797	American Express Company	3,597,201
11,637	Ameriprise Financial, Inc.	739,764
20,451	Capital One Financial Corporation (h)	1,604,177
9,487	CIT Group, Inc.	520,172
29,278	Countrywide Financial Corporation (h)	1,064,255
4,383	Federated Investors, Inc.	168,000
9,171	Janus Capital Group, Inc. (h)	255,321
168,983	JPMorgan Chase & Company	8,187,226
20,345	SLM Corporation	1,171,465
1,814	The Chicago Mercantile Exchange (h)	969,329
38,220	Western Union Company	796,123
		19,073,033
Insurance (4.8%)
16,104	ACE, Ltd. (c)	1,006,822
24,196	Aflac, Inc. (h)	1,243,674
5,042	AMBAC Financial Group, Inc.	439,612
128,328	American International Group, Inc.	8,986,810
14,524	AON Corporation	618,868
4,955	Assurant, Inc.	291,949
19,860	Chubb Corporation	1,075,220
14,236	Cigna Corporation	743,404
8,492	Cincinnati Financial Corporation	368,553
20,693	Genworth Financial, Inc. — Class A	711,839

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Financial—continued
15,664	Hartford Financial Services Group, Inc.	$1,543,061
13,394	Lincoln National Corporation	950,304
22,049	Loews Corporation	1,124,058
27,433	Marsh & McLennan Companies, Inc.	847,131
6,470	MBIA, Inc. (h)	402,563
36,685	MetLife, Inc.	2,365,449
4,159	MGIC Investment Corporation	236,481
13,243	Principal Financial Group	771,935
23,131	Prudential Financial, Inc.	2,249,027
5,283	Safeco Corporation	328,920
30,046	The Allstate Corporation	1,848,129
36,418	The Progressive Corporation	871,483
32,846	The Travelers Cos, Inc.	1,757,261
4,724	Torchmark Corporation	316,508
16,957	Unum Group (h)	442,747
9,198	XL Capital, Ltd. (c) (h)	775,299
		32,317,107
Investment Bankers/Brokers (4.7%)
244,682	Citigroup, Inc.	12,549,740
21,115	E*Trade Financial Corporation (b)	466,430
8,150	Franklin Resources, Inc.	1,079,631
20,206	Goldman Sachs Group, Inc.	4,379,651
6,551	Legg Mason, Inc.	644,487
26,347	Lehman Brothers Holdings, Inc.	1,963,378
43,076	Merrill Lynch & Company, Inc. (h)	3,600,292
52,134	Morgan Stanley	4,373,000
13,106	T Rowe Price Group, Inc.	680,070
5,966	The Bear Stearns Companies, Inc. (h)	835,240
50,051	The Charles Schwab Corporation	1,027,047
		31,598,966
Real Estate (.1%)
9,265	CB Richard Ellis Group, Inc. — Class A (b)	338,172

Shares		Market Value(a)
Financial—continued
Real Estate Investment Trust — Apartments (.3%)
4,759	Apartment Investment & Management Company (h)	$239,949
10,977	Archstone-Smith Trust (h)	648,850
3,997	AvalonBay Communities, Inc.	475,163
14,382	Equity Residential (h)	656,251
		2,020,213
Real Estate Investment Trust — Diversified (.1%)
6,494	Vornado Realty Trust (h)	713,301
Real Estate Investment Trust — Hotels (.1%)
25,824	Host Hotels & Resorts, Inc.	597,051
Real Estate Investment Trust — Office Property (.1%)
5,904	Boston Properties, Inc.	602,976
Real Estate Investment Trust — Regional Mall (.2%)
10,000	General Growth Properties, Inc.	529,500
11,037	Simon Property Group, Inc. (h)	1,026,882
		1,556,382
Real Estate Investment Trust — Self Storage (.1%)
6,072	Public Storage, Inc. (h)	466,451
Real Estate Investment Trust — Shopping Centers (.1%)
6,181	Developers Diversified Realty Corporation	325,801
11,159	Kimco Realty Corporation	424,823
		750,624
Real Estate Investment Trust — Warehouse/Industrial (.1%)
12,663	ProLogis	720,525

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Financial—continued
Savings and Loans (.3%)
17,862	Sovereign Bancorp, Inc.	$377,603
43,977	Washington Mutual, Inc. (h)	1,875,179
		2,252,782
U.S. Government Obligations (.8%)
48,110	Fannie Mae	3,143,026
32,724	Freddie Mac	1,986,347
		5,129,373
Health Care (11.1%)
Biotechnology (.9%)
57,363	Amgen, Inc. (b)	3,171,600
14,155	Biogen Idec, Inc. (b)	757,293
18,805	Celgene Corporation (b) (h)	1,078,091
13,003	Genzyme Corporation (b)	837,393
2,725	Millipore Corporation (b) (h)	204,620
		6,048,997
Drugs (5.7%)
76,196	Abbott Laboratories	4,080,296
15,318	Allergan, Inc.	882,929
9,437	AmerisourceBergen Corporation	466,848
5,429	Barr Pharmaceuticals, Inc. (b) (h)	272,699
97,353	Bristol-Myers Squibb Company	3,072,461
19,027	Cardinal Health, Inc.	1,344,067
48,804	Eli Lilly & Company (h)	2,727,167
13,512	Express Scripts, Inc. (b) (h)	675,735
15,723	Forest Laboratories, Inc. (b)	717,755
46,290	Gilead Sciences, Inc. (b)	1,794,663
7,707	Hospira, Inc. (b)	300,881
12,013	King Pharmaceuticals, Inc. (b) (h)	245,786
13,858	Medco Health Solutions, Inc. (b)	1,080,785
107,207	Merck & Company, Inc.	5,338,909
12,191	Mylan Laboratories, Inc.	221,754
347,168	Pfizer, Inc.	8,877,086
73,674	Schering-Plough Corporation	2,242,637

Shares		Market Value(a)
Health Care—continued
4,986	Watson Pharmaceuticals, Inc. (b)	$162,195
66,540	Wyeth	3,815,404
		38,320,057
Health Care — Diversified (.1%)
5,817	Laboratory Corporation of America Holdings (b) (h)	455,238
Hospital Management (—)
23,390	Tenet Healthcare Corporation (b) (h)	152,269
Managed Care (1.4%)
25,544	Aetna, Inc.	1,261,874
7,733	Coventry Health Care, Inc. (b) (h)	445,807
8,343	Humana, Inc. (b)	508,172
3,653	Manor Care, Inc.	238,504
14,612	McKesson Corporation	871,460
66,287	UnitedHealth Group, Inc.	3,389,917
30,355	Wellpoint, Inc. (b)	2,423,240
		9,138,974
Medical Products/Supplies (2.9%)
2,727	Bausch & Lomb, Inc. (h)	189,363
32,228	Baxter International, Inc.	1,815,725
12,083	Becton Dickinson & Company	900,183
12,099	Biomet, Inc.	553,166
58,694	Boston Scientific Corporation (b)	900,366
5,077	CR Bard, Inc.	419,512
143,282	Johnson & Johnson	8,829,037
56,964	Medtronic, Inc.	2,954,153
6,817	Patterson Companies, Inc. (b)	254,070
16,735	St. Jude Medical, Inc. (b)	694,335
14,751	Stryker Corporation (h)	930,641
6,260	Varian Medical Systems, Inc. (b)	266,113
11,713	Zimmer Holdings, Inc. (b) (h)	994,317
		19,700,981
Special Services (.1%)
7,792	Quest Diagnostics, Inc.	402,457

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Technology (14.2%)
Computer Hardware (3.7%)
4,891	Affiliated Computer Services, Inc. (b)	$277,418
42,786	Apple Computer, Inc. (b)	5,221,604
112,368	Dell, Inc. (b)	3,208,106
129,547	Hewlett-Packard Company	5,780,387
67,573	International Business Machines Corporation (h)	7,112,058
4,633	Lexmark International, Inc. (b)	228,453
8,858	NCR Corporation (b)	465,399
10,865	Pitney Bowes, Inc.	508,699
11,224	Sandisk Corporation (b) (h)	549,303
176,607	Sun Microsystems, Inc. (b)	928,953
46,367	Xerox Corporation (b)	856,862
		25,137,242
Computer Networking (2.4%)
300,323	Cisco Systems, Inc. (b)	8,363,995
10,842	Google, Inc. — Class A (b)	5,674,486
28,012	Juniper Networks, Inc. (b) (h)	705,062
59,828	Yahoo!, Inc. (b) (h)	1,623,134
		16,366,677
Computer Peripherals (.3%)
103,803	EMC Corporation Massachusetts (b)	1,878,834
Computer Services & Software (4.3%)
29,086	Adobe Systems, Inc. (b)	1,167,803
11,436	Autodesk, Inc. (b) (h)	538,407
27,309	Automatic Data Processing, Inc.	1,323,667
10,059	BMC Software, Inc. (b)	304,788
20,347	CA, Inc.	525,563
8,880	Citrix Systems, Inc. (b)	298,990
7,087	Cognizant Technology Solutions Corporation (b)	532,163
8,525	Computer Sciences Corporation (b)	504,254
14,896	Compuware Corporation (b)	176,667
15,337	Electronic Arts, Inc. (b)	725,747

Shares		Market Value(a)
Technology—continued
8,080	Fidelity National Information (h)	$438,582
9,619	IMS Health, Inc.	309,058
416,447	Microsoft Corporation	12,272,693
18,354	Network Appliance, Inc. (b)	535,937
17,228	Novell, Inc. (b)	134,206
195,810	Oracle Corporation (b)	3,859,415
44,570	Symantec Corporation (b)	900,314
187,253	Time Warner, Inc.	3,939,803
17,196	Unisys Corporation (b)	157,171
		28,645,228
Electrical Equipment (.1%)
8,865	Jabil Circuit, Inc.	195,651
26,211	Sanmina-SCI Corporation (b)	82,040
44,719	Solectron Corporation (b)	164,566
		442,257
Electrical Instruments (.3%)
19,586	Agilent Technologies, Inc. (b)	752,886
9,006	Applera Corporation — Applied Biosystems Group	275,043
3,241	Harman International Industries, Inc.	378,549
5,924	PerkinElmer, Inc.	154,379
3,967	Tektronix, Inc.	133,847
5,015	Waters Corporation (b)	297,690
		1,992,394
Electronic Components — Semiconductor (2.7%)
27,228	Advanced Micro Devices, Inc. (b) (h)	389,360
17,563	Altera Corporation	388,669
16,180	Analog Devices, Inc.	609,015
68,360	Applied Materials, Inc.	1,358,313
23,014	Broadcom Corporation (b)	673,160
287,399	Intel Corporation	6,828,600
9,479	KLA-Tencor Corporation (h)	520,871
12,556	Linear Technology Corporation (h)	454,276
38,106	LSI Corporation (b) (h)	286,176

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Technology—continued
15,863	Maxim Integrated Products, Inc.	$529,983
11,130	MEMC Electronic Materials, Inc. (b)	680,266
37,414	Micron Technology, Inc. (b) (h)	468,798
13,801	National Semiconductor Corporation	390,154
6,230	Novellus Systems, Inc. (b)	176,745
17,952	NVIDIA Corporation (b)	741,597
10,569	PMC - Sierra, Inc. (b) (h)	81,698
7,768	QLogic Corporation (b)	129,337
9,350	Teradyne, Inc. (b)	164,373
70,920	Texas Instruments, Inc.	2,668,720
14,735	Xilinx, Inc. (h)	394,456
		17,934,567
Service — Data Processing (.4%)
25,171	Electronic Data Systems Corporation	697,992
37,318	First Data Corporation	1,219,179
8,320	Fiserv, Inc. (b)	472,576
16,945	Intuit, Inc. (b)	509,705
		2,899,452
Transportation (1.7%)
Air Freight (.9%)
8,467	CH Robinson Worldwide, Inc.	444,687
15,297	FedEx Corporation	1,697,508
52,387	United Parcel Service, Inc.	3,824,251
		5,966,446
Airlines (.1%)
38,624	Southwest Airlines Company	575,884
Railroads (.7%)
17,616	Burlington Northern Santa Fe Corporation	1,499,826
21,624	CSX Corporation	974,810
19,451	Norfolk Southern Corporation	1,022,539
13,386	Union Pacific Corporation	1,541,398
		5,038,573
Trucking (—)
3,029	Ryder System, Inc.	162,960

Shares		Market Value(a)
Utilities (3.4%)
Electric Companies (3.2%)
8,171	Allegheny Energy, Inc. (b)	$422,768
10,188	Ameren Corporation (h)	499,314
19,658	American Electric Power Company, Inc.	885,396
15,842	Centerpoint Energy, Inc. (h)	275,651
11,010	CMS Energy Corporation	189,372
13,381	Consolidated Edison, Inc.	603,751
9,000	Constellation Energy Group, Inc.	784,530
17,382	Dominion Resources, Inc.	1,500,240
8,709	DTE Energy Company	419,948
62,300	Duke Energy Corporation (h)	1,140,090
16,117	Edison International	904,486
9,758	Entergy Corporation (h)	1,047,521
33,274	Exelon Corporation	2,415,692
15,079	FirstEnergy Corporation	976,064
20,102	FPL Group, Inc. (h)	1,140,588
3,706	Integrys Energy Group, Inc.	188,005
13,540	NiSource, Inc.	280,413
17,374	PG&E Corporation	787,042
4,953	Pinnacle West Capital Corporation	197,377
19,049	PPL Corporation	891,303
12,574	Progress Energy, Inc.	573,249
12,490	Public Service Enterprise Group, Inc. (h)	1,096,372
10,337	TECO Energy, Inc. (h)	177,590
32,982	The AES Corporation (b)	721,646
37,186	The Southern Company (h)	1,275,108
22,713	TXU Corporation (h)	1,528,585
20,209	Xcel Energy, Inc.	413,678
		21,335,779
Natural Gas (.2%)
8,705	KeySpan Corporation	365,436
2,243	Nicor, Inc.	96,270
13,096	Sempra Energy	775,676
		1,237,382
Total common stocks (Cost: $290,774,361)		660,970,395

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

June 30, 2007
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Rate	Maturity	Market Value(a)
Securities Lending Collateral (11.4%)
Commercial Paper (6.1%)
$2,144,000	Atomium Funding Corporation (e)	5.325%	08/15/07	$2,130,278
487,607	Atomium Funding Corporation (e)	5.387%	07/19/07	486,398
2,144,000	Bear Stearns Company, Inc.	5.445%	08/22/07	2,144,000
367,543	Cairn High Grade I, LLC	5.338%	07/17/07	366,738
3,675,428	Cedar Springs Capital Company	5.320%	07/10/07	3,671,128
4,594,285	Cobbler Funding, LLC (e)	5.336%	07/25/07	4,578,894
3,062,857	Corporate Asset Security, Ltd. (e)	5.341%	07/09/07	3,059,733
3,692,886	George Street Financial, LLC (e)	5.342%	07/05/07	3,691,262
1,837,714	German Residential Funding (e)	5.340%	08/22/07	1,837,714
918,857	KLIO Funding Corporation	5.325%	07/23/07	916,045
1,684,571	KLIO Funding Corporation	5.330%	07/11/07	1,682,364
791,136	La Fayette Asset Securitization, LLC (e)	5.415%	07/16/07	789,522
2,756,571	Liberty Harbour CDO, Inc.	5.348%	07/19/07	2,749,735
1,531,428	Liquid Funding, Ltd.	5.320%	07/30/07	1,525,180
2,450,285	Liquid Funding, Ltd.	5.330%	11/13/07	2,450,285
612,571	Tempus Funding, LLC (e)	5.753%	07/02/07	612,571
1,225,143	Thames Asset Global Securitization No. 1, Inc. (e)	5.321%	07/30/07	1,220,144
1,837,714	Whistlejacket Cap, LLC	5.320%	07/12/07	1,835,031
2,297,143	Whistlejacket Cap, LLC	5.336%	07/10/07	2,294,455
2,450,285	World Omni Vehicle Leasing (e)	5.337%	07/13/07	2,446,365
				40,487,842
Corporate Notes (3.0%)
1,761,143	Bear Stearns Company, Inc.	5.499%	10/03/07	1,761,583
1,990,857	Cheyne Finance, LLC	5.311%	02/25/08	1,990,737
2,756,571	Genworth Financial Company	5.400%	06/16/08	2,756,571
1,990,857	Kestrel Funding US, LLC	5.291%	02/25/08	1,990,897
306,286	Liquid Funding, Ltd.	5.331%	06/11/08	306,209
1,531,428	Metropolitan Life Global Funding I - 144A Issue (f)	5.350%	03/06/12	1,531,536
1,531,428	Morgan Stanley (d)	5.380%	08/13/10	1,531,566
1,837,714	Pyxis Master (d)	5.370%	11/27/07	1,837,714
1,837,714	Shiprock Finance - 144A Issue (f)	5.390%	04/11/08	1,837,714
1,225,143	SLM Corporation - 144A Issue (f)	5.320%	05/12/08	1,225,143
1,225,143	Stanfield Victoria Funding, LLC	5.349%	04/03/08	1,225,670
2,144,000	Stanfield Victoria Funding, LLC	5.465%	07/25/07	2,144,107
				20,139,447
Repurchase Agreement (2.3%)
15,567,468	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 06/29/07, rate 5.425% due 07/02/07; proceeds $15,574,506 (Collateralized by Corporate Obligations due 07/25/33 – 01/25/46)			15,567,468
		Total securities lending collateral (cost: $76,194,757)		76,194,757

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Short-Term Securities (1.2%)
Investment Companies (1.2%)
8,000,000	American Beacon Funds, current rate 5.250%	$8,000,000
236,829	Federated Money Market Obligation Trust – Prime Obligation Fund, current rate 5.223%	236,829
	Total investment companies (cost: $8,236,829)	8,236,829
	Total investments in securities (cost: $375,205,947) (i)	$745,401,981
	Payable upon return of securities loaned (-11.4%)	(76,194,757)
	Liabilities in excess of cash and other assets (.0%)	(183,777)
	Total net assets (100%)	$669,023,447

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the Notes to Financial Statements.

(b)  Non-income producing.

(c)  The Portfolio held 1.5% of net assets in foreign securities at June 30, 2007.

(d)  Variable rate security.

(e)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 3.1% of the Portfolio's net assets at June 30, 2007.

(f)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)  Partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2007, securities with an aggregate market value of $1,054,500 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Depreciation
S&P 500® EMINI	September 2007	106	Long	$119,363

(h)  Securities (or a portion of securities) on loan as of June 30, 2007.

(i)  At June 30, 2007 the cost of securities for federal income tax purposes was $379,354,494. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$379,441,604
Gross unrealized depreciation	(13,394,117)
Net unrealized appreciation	$366,047,487

See accompanying notes to financial statements.

Maturing Government Bond 2010 Portfolio
Investments in Securities

June 30, 2007
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Rate	Maturity	Market Value(a)
Long-Term Debt Securities (98.9%)
U.S. Government and Agency Obligations (98.9%)
$717,000	Federal National Mortgage Association Strip (b)	4.977%	05/15/11	$593,397
719,000	Federal National Mortgage Association Strip (b)	6.084%	11/29/09	636,625
412,000	Financing Corporation Strip (b)	5.563%	11/02/10	347,976
1,000,000	Financing Corporation Strip (b)	5.821%	04/05/11	829,797
350,000	Government Trust Certificate (b)	9.420%	05/15/10	303,077
132,000	Government Trust Certificate (b)	9.520%	05/15/10	114,303
524,000	Government Trust Certificate (b)	9.560%	11/15/10	442,835
475,000	Tennessee Valley Authority (b)	8.700%	04/15/10	412,706
480,000	U.S. Treasury Strip (b)	4.902%	02/15/11	403,993
		Total U.S. government and agency obligations (cost: $3,986,226)		4,084,709
		Total long-term debt securities (cost: $3,986,226)		4,084,709

Shares
Short-Term Security (1.4%)
Investment Company (1.4%)
55,796	BlackRock Provident Institutional TempFund, current rate 5.200%	55,796
	Total investment company (cost: $55,796)	55,796
	Total investments in securities (cost: $4,042,022) (c)	$4,140,505
	Liabilities in excess of cash and other assets (-.3%)	(10,863)
	Total net assets (100%)	$4,129,642

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the Notes to Financial Statements.

(b)  For zero coupon issues (strips) the interest rate represents yield to maturity at June 30, 2007.

(c)  Also represents the cost of securities for federal income tax purposes at June 30, 2007.

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities

June 30, 2007
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal(b)		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (95.7%)
Austria (2.8%)
Government (2.8%)
1,500,000	Republic of Austria (EUR)	3.500%	07/15/15	$1,878,884
Belgium (4.5%)
Government (4.5%)
2,401,000	Kingdom of Belgium (EUR)	3.750%	09/28/15	3,051,372
France (15.0%)
Bank (4.7%)
400,000,000	Cie Financement Foncier (JPY)	0.600%	03/23/10	3,184,814
Government (10.3%)
524,000	France Government Bond (EUR)	4.250%	04/25/19	682,052
820,000	France Government Bond (EUR)	4.750%	04/25/35	1,107,012
2,000,000	France Government Bond (EUR)	5.000%	10/25/16	2,777,927
1,830,000	French Treasury Note BTAN (EUR)	3.000%	01/12/10	2,383,657
				10,135,462
Germany (4.6%)
Bank (4.6%)
1,660,000	KFW (GBP)	4.375%	03/07/11	3,144,918
Greece (4.5%)
Electric Company (.2%)
80,000	Public Power Corporation (EUR)	4.500%	03/12/09	107,595
Government (4.3%)
2,350,000	Hellenic Republic Government Bond (EUR)	3.600%	07/20/16	2,904,010
				3,011,605
Ireland (4.2%)
Government (4.2%)
2,130,000	Ireland Government Bond (EUR)	3.250%	04/18/09	2,815,498
Italy (4.2%)
Government (4.2%)
350,000,000	Italy Government International Bond (JPY)	1.800%	02/23/10	2,876,263
Japan (22.3%)
Government (22.3%)
467,000,000	Japan Government Bond (JPY)	0.700%	10/15/08	3,772,841
359,000,000	Japan Government Bond (JPY)	0.800%	01/15/09	2,901,931
451,000,000	Japan Government Bond (JPY)	0.800%	12/20/10	3,594,686
180,000,000	Japan Government Bond (JPY)	1.000%	09/20/10	1,447,112
170,000,000	Japan Government Bond (JPY)	1.200%	09/20/11	1,366,882
47,000,000	Japan Government Bond (JPY)	2.100%	12/20/26	372,305
67,000,000	Japan Government Bond (JPY)	2.400%	03/20/37	536,534
130,000,000	Japan Government Bond (JPY)	2.500%	06/20/36	1,063,090
				15,055,381
Netherlands (3.4%)
Government (3.4%)
1,948,000	Netherlands Government Bond (EUR)	4.000%	01/15/37	2,324,211
Norway (2.7%)
Finance — Diversified (2.7%)
220,000,000	Eksportfinans AS (JPY)	1.800%	06/21/10	1,809,289

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Principal(b)		Coupon	Maturity	Market Value(a)
Poland (1.0%)
Government (1.0%)
1,870,000	Poland Government Bond (PLN)	5.750%	03/24/10	$678,082
Portugal (4.5%)
Government (4.5%)
2,300,000	Portugal Obrigacoes do Tesouro OT (EUR)	3.250%	07/15/08	3,069,500
Spain (3.8%)
Government (3.8%)
1,400,000	Spain Government Bond (EUR)	4.200%	01/31/37	1,716,889
600,000	Spain Government Bond (EUR)	6.000%	01/31/08	817,658
				2,534,547
Supranational (2.0%)
Supra National Bank (2.0%)
1,130,000	European Investment Bank (EUR)	3.125%	10/15/15	1,362,617
Sweden (4.6%)
Government (4.6%)
2,270,000	Kingdom of Sweden (EUR)	5.000%	01/28/09	3,087,296
United Kingdom (11.6%)
Government (11.6%)
1,320,000	United Kingdom Gilt (GBP)	4.000%	09/07/16	2,372,131
910,000	United Kingdom Gilt (GBP)	4.250%	03/07/11	1,733,895
1,140,000	United Kingdom Gilt (GBP)	4.750%	09/07/15	2,169,076
825,000	United Kingdom Gilt (GBP)	4.750%	03/07/20	1,565,553
				7,840,655
		Total long-term debt securities (cost: $65,236,194)		64,675,580

Shares
Short-Term Security (2.6%)
Investment Company (2.6%)
1,787,002	Dreyfus Cash Management, current rate 5.210%	1,787,002
	Total investment company (cost: $1,787,002)	1,787,002
	Total investments in securities (cost: $67,023,196) (c)	$66,462,582
	Cash and other assets in excess of liabilities (1.7%)	1,131,623
	Total net assets (100%)	$67,594,205

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Forward Foreign Currency Contracts

On June 30, 2007, International Bond Portfolio had entered into forward foreign currency contracts that obligate the portfolio to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation
07/10/07	4,553,463	AUD	2,755,400	EUR	$–	$135,786
07/10/07	2,557,513	EUR	4,253,463	AUD	148,948	–
07/10/07	183,296	EUR	300,000	AUD	6,568	–
07/13/07	464,573	EUR	4,305,897	SEK	943	–
07/17/07	336,278	EUR	451,352	USD	–	3,683
07/17/07	1,174,545	EUR	1,600,000	USD	10,662	–
07/17/07	1,082,000	EUR	1,446,948	USD	–	17,163
07/17/07	1,058,147	USD	783,177	EUR	1,611	–
07/17/07	1,540,000	USD	1,134,179	EUR	–	5,282
07/17/07	671,760	USD	498,244	EUR	2,440	–
08/02/07	2,929,913	EUR	4,820,000	CHF	–	13,742
08/02/07	1,280,132	EUR	10,430,000	NOK	46,319	–
08/02/07	3,858,597	EUR	31,440,000	NOK	139,905	–
08/02/07	10,710,000	NOK	1,327,960	EUR	–	29,319
08/10/07	1,580,000	CAD	1,082,296	EUR	–	19,065
08/10/07	1,113,656	EUR	1,580,000	CAD	–	23,445
09/14/07	510,000	GBP	754,985	EUR	1,711	–
09/14/07	136,245	GBP	201,278	EUR	–	105
09/14/07	2,466,217	GBP	3,641,570	EUR	-–	4,381
09/20/07	139,889,316	JPY	852,100	EUR	8,264	–
					$367,371	$251,971
Forward Foreign Currency Contracts – Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Sterling Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the Notes to Financial Statements.

(b)  Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.

(c)  At June 30, 2007 the cost of securities for federal income tax purposes was $67,041,598. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$866,260
Gross unrealized depreciation	(1,445,276)
Net unrealized depreciation	$(579,016)

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities

June 30, 2007
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Shares		Market Value(a)
Common Stocks (96.3%)
Basic Materials (6.8%)
Chemicals (3.5%)
10,495	Airgas, Inc.	$502,711
10,624	Albemarle Corporation	409,343
8,603	Cabot Corporation	410,191
32,229	Chemtura Corporation	358,066
5,631	Cytec Industries, Inc.	359,089
5,764	Ferro Corporation	143,697
5,115	FMC Corporation	457,230
9,244	Lubrizol Corporation	596,700
28,719	Lyondell Chemical Company	1,066,049
2,550	Minerals Technologies, Inc.	170,722
9,852	Olin Corporation (h)	206,892
16,151	RPM International, Inc.	373,250
6,280	Sensient Technologies Corporation	159,449
5,860	The Scotts Miracle-Gro Company	251,628
13,397	Valspar Corporation	380,609
		5,845,626
Construction (.8%)
6,608	Florida Rock Industries, Inc.	446,040
5,694	Martin Marietta Materials, Inc. (h)	922,542
		1,368,582
Iron and Steel (.6%)
3,323	Carpenter Technology	433,020
11,362	Steel Dynamics, Inc.	476,182
		909,202
Manufacturing (.1%)
3,983	Mine Safety Appliances Company (h)	174,296
Metal Fabrication (.6%)
15,793	Commercial Metals Company	533,329
8,657	Reliance Steel & Aluminum	487,043
		1,020,372
Paper and Forest (1.2%)
7,510	Bowater, Inc. (h)	187,375
13,938	Louisiana-Pacific Corporation	263,707

Shares		Market Value(a)
Basic Materials—continued
10,966	Packaging Corporation of America	$277,549
5,213	Potlatch Corporation (h)	224,420
10,344	Rayonier, Inc.	466,928
13,361	Sonoco Products Company	571,984
		1,991,963
Capital Goods (9.1%)
Aerospace/Defense (.1%)
853	Sequa Corporation (b)	95,536
Electrical Equipment (.7%)
7,541	Energizer Holdings, Inc. (b)	751,084
7,968	Hubbell, Inc.	432,025
		1,183,109
Engineering/Construction (1.6%)
5,432	Dycom Industries, Inc. (b)	162,851
4,538	Granite Construction, Inc.	291,249
15,805	Jacobs Engineering Group, Inc. (b) (h)	908,945
14,511	Joy Global, Inc. (h)	846,427
15,967	Quanta Services, Inc. (b) (h)	489,708
		2,699,180
Hardware and Tools (.3%)
5,192	Kennametal, Inc.	425,900
Machinery (1.0%)
12,222	AGCO Corporation (b)	530,557
8,887	Graco, Inc. (h)	357,968
5,697	Lincoln Electric Holdings, Inc.	422,945
9,210	Zebra Technologies Corporation (b)	356,796
		1,668,266
Manufacturing (3.9%)
14,260	Ametek, Inc.	565,837
8,293	Carlisle Companies, Inc.	385,708
6,708	Crane Company	304,879
9,218	Donaldson Company, Inc.	327,700
6,368	Federal Signal Corporation	100,997
7,622	Flowserve Corporation	545,735
11,243	Harsco Corporation	584,636
3,124	Lancaster Colony Corporation	130,864

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Capital Goods—continued
4,210	Matthews Intl — Class A	$183,598
4,499	Nordson Corporation	225,670
13,332	Pentair, Inc.	514,215
11,794	Roper Industries, Inc.	673,437
7,578	SPX Corporation	665,424
5,236	Teleflex, Inc.	428,200
6,480	The Brink's Company	401,047
10,728	Trinity Industries, Inc.	467,097
		6,505,044
Metal Fabrication (.4%)
12,577	Timken Company (h)	454,156
9,253	Worthington Industries, Inc. (h)	200,327
		654,483
Trucks and Parts (.4%)
9,894	Oshkosh Truck Corporation	622,531
Waste Management (.7%)
22,500	Republic Services, Inc.	689,400
11,713	Stericycle, Inc. (b)	520,760
		1,210,160
Communication Services (2.6%)
Communications Equipment (.1%)
8,576	Neustar, Inc. — Class A (b) (h)	248,447
Electrical Defense (.2%)
5,414	DRS Technologies, Inc.	310,060
Telecommunication (1.7%)
15,600	ADC Telecommunications, Inc. (b)	285,948
8,210	Adtran, Inc.	213,214
20,805	Andrew Corporation (b) (h)	300,424
8,180	CommScope, Inc. (b) (h)	477,303
17,940	Harris Corporation (h)	978,627
6,398	Plantronics, Inc.	167,756
17,407	Powerwave Technologies, Inc. (b) (h)	116,627
25,779	RF Micro Devices, Inc. (b) (h)	160,861
14,207	UTStarcom, Inc. (b) (h)	79,701
		2,780,461

Shares		Market Value(a)
Communication Services—continued
Telephone (.6%)
33,089	Cincinnati Bell, Inc. (b) (h)	$191,254
13,907	Telephone & Data Systems, Inc.	870,161
		1,061,415
Consumer Cyclical (13.8%)
Auto (.9%)
9,539	ArvinMeritor, Inc. (h)	211,766
7,745	BorgWarner, Inc.	666,380
10,243	Lear Corporation (b)	364,753
4,388	Modine Manufacturing Company	99,169
4,689	Thor Industries, Inc.	211,661
		1,553,729
Distribution Durables (1.2%)
8,144	CDW Corporation (b)	691,996
16,756	Fastenal Company (h)	701,406
7,120	MSC Industrial Direct Company	391,600
7,348	Tech Data Corporation (b)	282,604
		2,067,606
Entertainment (.3%)
4,759	International Speedway Corporation	250,847
7,085	Macrovision Corporation (b)	212,975
		463,822
Food & Health (.2%)
7,560	NBTY, Inc. (b) (h)	326,592
Home Builders (.9%)
5,231	Beazer Homes USA, Inc. (h)	129,049
4,885	Hovnanian Enterprises, Inc. (b) (h)	80,749
4,703	MDC Holdings, Inc.	227,437
620	NVR, Inc. (b) (h)	421,445
5,617	Ryland Group, Inc.	209,907
16,967	Toll Brothers, Inc. (b)	423,836
		1,492,423
Home Furnishings (.1%)
6,459	Furniture Brands International, Inc. (h)	91,718

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Consumer Cyclical—continued
Leisure (.1%)
8,194	Callaway Golf Company	$145,935
Lodging — Hotel (.2%)
5,719	Boyd Gaming Corporation	281,318
Office Equipment (.3%)
8,483	Herman Miller, Inc.	268,063
6,401	HNI Corporation	262,441
		530,504
Publishing (.9%)
11,748	Belo Corporation (h)	241,891
5,907	John Wiley & Sons, Inc. Class A	285,249
6,152	Lee Enterprises, Inc.	128,331
3,023	Media General, Inc.	100,575
3,493	Scholastic Corporation (b)	125,538
797	The Washington Post Company	618,544
		1,500,128
Retail (6.5%)
6,264	99 Cents Only Stores (b)	82,121
14,223	Advance Auto Parts, Inc.	576,458
6,901	Aeropostale, Inc. (b) (h)	287,634
26,305	American Eagle Outfitters, Inc.	674,986
7,594	American Greetings Corporation	215,138
8,642	AnnTaylor Stores Corporation (b) (h)	306,100
6,870	Barnes & Noble, Inc.	264,289
8,596	BJ's Wholesale Club, Inc. (b)	309,714
7,937	Borders Group, Inc.	151,279
28,710	CarMax, Inc. (b)	732,105
17,182	Charming Shoppes, Inc. (b) (h)	186,081
23,514	Chico's FAS, Inc. (b)	572,331
8,083	Coldwater Creek, Inc. (b) (h)	187,768
9,512	Copart, Inc. (b)	290,972
5,270	Dick's Sporting Goods, Inc. (b) (h)	306,556
13,708	Dollar Tree Stores, Inc. (b)	596,983
20,665	Foot Locker, Inc.	450,497

Shares		Market Value(a)
Consumer Cyclical—continued
20,385	GameStop Corporation (b)	$797,053
15,248	O'Reilly Automotive, Inc. (b) (h)	557,314
9,407	Pacific Sunwear of California, Inc. (b) (h)	206,954
8,815	Payless Shoesource, Inc. (b)	278,113
18,173	PetSmart, Inc.	589,714
5,919	Regis Corporation	226,402
18,671	Ross Stores, Inc.	575,067
19,019	Saks, Inc.	406,056
6,713	Timberland Company (b)	169,100
15,052	Urban Outfitters, Inc. (b) (h)	361,700
14,781	Williams-Sonoma, Inc. (h)	466,784
		10,825,269
Service (1.1%)
13,530	Avis Budget Group, Inc. (b) (h)	384,658
4,899	Catalina Marketing Corporation	154,318
6,308	Harte-Hanks, Inc.	161,989
3,861	Rollins, Inc.	87,915
9,025	Scientific Games Corporation (b) (h)	315,424
7,681	Sotheby's (h)	353,480
13,337	ValueClick, Inc. (b)	392,908
		1,850,692
Special Services (.2%)
5,103	Corporate Executive Board Company	331,236
Textiles (.9%)
12,881	Hanesbrands, Inc. (b) (h)	348,173
7,192	Mohawk Industries, Inc. (b) (h)	724,882
7,419	Phillips-Van Heusen	449,369
		1,522,424
Consumer Staples (5.5%)
Beverage (.3%)
8,061	Hansen Natural Corporation (b) (h)	346,462
8,052	PepsiAmericas, Inc.	197,757
		544,219

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Consumer Staples—continued
Broadcasting (.1%)
3,729	Entercom Communications Corporation	$92,815
9,459	Westwood One, Inc.	68,010
		160,825
Food (.9%)
9,748	Hormel Foods Corporation	364,088
15,909	Smithfield Foods, Inc. (b) (h)	489,838
7,564	The JM Smucker Company	481,524
3,624	Tootsie Roll Industries, Inc.	100,421
		1,435,871
Household Products (.4%)
3,360	Blyth, Inc.	89,309
8,789	Church & Dwight Company, Inc.	425,915
8,212	Tupperware Brands Corporation	236,013
		751,237
Personal Care (.2%)
10,875	Alberto-Culver Company	257,955
Restaurants (.9%)
9,974	Applebees International, Inc.	240,373
4,780	Bob Evans Farms, Inc.	176,143
15,162	Brinker International, Inc. (h)	443,792
3,268	CBRL Group, Inc.	138,825
7,255	Ruby Tuesday, Inc.	191,024
9,614	The Cheesecake Factory (b) (h)	235,735
		1,425,892
Retail (.1%)
4,810	Ruddick Corporation	144,877
Service (2.5%)
12,694	Career Education Corporation (b)	428,676
11,576	Corinthian Colleges, Inc. (b)	188,573
7,962	DeVry, Inc.	270,867

Shares		Market Value(a)
Consumer Staples—continued
4,281	ITT Educational Services, Inc. (b)	$502,504
2,887	Kelly Services, Inc.	79,277
6,451	Korn/Ferry International (b)	169,403
6,872	Laureate Education, Inc. (b)	423,728
11,293	Manpower, Inc.	1,041,666
13,698	MPS Group, Inc. (b)	183,142
9,394	Rent-A-Center, Inc. (b)	246,405
1,909	Strayer Education, Inc.	251,434
8,900	United Rentals, Inc. (b) (h)	289,606
6,397	Valassis Communications, Inc. (b) (h)	109,965
		4,185,246
Tobacco (.1%)
3,469	Universal Corporation	211,331
Energy (9.6%)
Mining (.4%)
19,054	Arch Coal, Inc.	663,079
Oil & Gas (5.2%)
16,178	Denbury Resources, Inc. (b) (h)	606,675
10,118	Forest Oil Corporation (b)	427,587
14,722	Frontier Oil Corporation	644,382
13,792	Helmerich & Payne, Inc.	488,513
17,366	Newfield Exploration Company (b) (g)	791,021
22,828	Noble Energy, Inc.	1,424,239
20,938	Patterson-UTI Energy, Inc. (h)	548,785
16,492	Pioneer Natural Resources Company	803,325
9,579	Plains Exploration & Production Company (b)	457,972
7,813	Pogo Producing Company	396,822
22,159	Pride International, Inc. (b)	830,076
7,414	Quicksilver Resources, Inc. (b) (h)	330,516
22,482	Southwestern Energy Company (b)	1,000,449
		8,750,362

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Energy—continued
Oil & Gas Services (2.8%)
14,715	Cameron International Corporation (b) (g)	$1,051,681
11,127	Cimarex Energy Company	438,515
7,096	Encore Acquisition Company (b) (h)	197,269
8,587	FMC Technologies, Inc. (b)	680,262
17,028	Grant Prideco, Inc. (b) (h)	916,617
13,795	Hanover Compressor Company (b) (h)	329,011
10,781	Superior Energy Services, Inc. (b)	430,377
7,679	Tidewater, Inc. (h)	544,288
		4,588,020
Pipelines (.8%)
16,248	Equitable Resources, Inc.	805,251
11,152	National Fuel Gas Company	482,993
		1,288,244
Service (.4%)
22,398	KBR, Inc. (b)	587,500
Financial (15.5%)
Auto Finance (.2%)
15,754	AmeriCredit Corporation (b) (h)	418,269
Banks (3.1%)
17,038	Associated Banc-Corp (h)	557,143
6,621	Bank of Hawaii Corporation	341,908
6,837	Cathay General Bancorp (h)	229,313
5,473	City National Corporation	416,441
8,017	Cullen/Frost Bankers, Inc.	428,669
3,900	First Community Bancorp	223,119
10,750	FirstMerit Corporation	224,998
6,829	Greater Bay Bancorp	190,119
9,663	IndyMac Bancorp, Inc. (h)	281,870
4,610	SVB Financial Group (b) (h)	244,837
14,988	TCF Financial Corporation	416,666

Shares		Market Value(a)
Financial—continued
20,444	The Colonial BancGroup, Inc.	$510,487
11,668	Washington Federal, Inc.	283,649
7,544	Webster Financial Corporation	321,902
4,015	Westamerica Bancorporation (h)	177,624
9,181	Wilmington Trust Corporation	381,103
		5,229,848
Commercial Services (.2%)
6,893	Deluxe Corporation (h)	279,925
Finance — Diversified (1.0%)
16,799	Eaton Vance Corporation	742,180
21,702	Leucadia National Corporation (h)	764,995
5,682	Navigant Consulting, Inc. (b) (h)	105,458
		1,612,633
Insurance (5.2%)
9,424	American Financial Group, Inc.	321,830
13,140	Arthur J Gallagher & Company	366,343
15,382	Brown & Brown, Inc.	386,704
6,406	Commerce Group, Inc.	222,416
8,441	Everest Re Group, Ltd. (c)	917,030
29,600	Fidelity National Title — Class A	701,520
12,909	First American Corporation	638,996
6,878	Hanover Insurance Group, Inc.	335,578
14,977	HCC Insurance Holdings, Inc.	500,382
5,770	Horace Mann Educators Corporation	122,555
4,749	Mercury General Corporation	261,717
8,003	Ohio Casualty Corporation	346,610
30,886	Old Republic International Corporation	656,636
9,343	Protective Life Corporation	446,689
10,721	Radian Group, Inc. (h)	578,934

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Financial—continued
7,157	Stancorp Financial Group, Inc.	$375,599
11,608	The PMI Group, Inc.	518,529
5,316	Unitrin, Inc.	261,441
22,823	WR Berkley Corporation	742,660
		8,702,169
Investment Bankers/Brokers (1.5%)
10,056	AG Edwards, Inc.	850,235
14,244	Jefferies Group, Inc.	384,303
10,614	Nuveen Investments — Class A	659,660
12,409	Raymond James Financial, Inc.	383,438
11,211	Waddell & Reed Financial, Inc.	291,598
		2,569,234
Real Estate Investment Trust — Apartments (.3%)
18,153	UDR, Inc.	477,424
Real Estate Investment Trust — Diversified (.4%)
5,838	Cousins Properties, Inc.	169,360
12,286	Liberty Property Trust	539,724
		709,084
Real Estate Investment Trust — Health Care (.2%)
11,923	Nationwide Health Properties, Inc. (h)	324,306
Real Estate Investment Trust — Hotels (.5%)
12,541	Hospitality Properties Trust	520,326
4,430	Ventana Medical Systems (b) (h)	342,306
		862,632
Real Estate Investment Trust — Office Property (.4%)
7,599	Highwoods Properties, Inc. (h)	284,963
9,074	Mack-Cali Realty Corporation	394,628
		679,591

Shares		Market Value(a)
Financial—continued
Real Estate Investment Trust — Regional Mall (.5%)
9,576	The Macerich Company	789,254
Real Estate Investment Trust — Shopping Centers (.7%)
4,931	Equity One, Inc.	125,987
9,282	Regency Centers Corporation	654,381
10,162	Weingarten Realty Investors	417,658
		1,198,026
Real Estate Investment Trust — Warehouse/Industrial (.4%)
13,310	AMB Property Corporation	708,358
Savings and Loans (.9%)
11,182	Astoria Financial Corporation	279,997
18,599	Broadridge Financial Solutions, Inc.	355,613
14,795	First Niagara Financial Group, Inc.	193,815
36,848	New York Community Bancorp, Inc. (h)	627,153
		1,456,578
Health Care (10.6%)
Biotechnology (1.5%)
9,166	Affymetrix, Inc. (b)	228,142
8,992	Charles River Laboratories International, Inc. (b)	464,167
6,246	Invitrogen Corporation (b)	460,642
42,903	Millennium Pharmaceuticals, Inc. (b)	453,485
15,579	PDL BioPharma, Inc. (b)	362,991
17,501	Vertex Pharmaceuticals, Inc. (b)	499,828
		2,469,255
Drugs (1.9%)
8,845	Cephalon, Inc. (b) (h)	711,050
17,872	Endo Pharmaceuticals Holdings, Inc. (b)	611,759
7,461	Medicis Pharmaceutical	227,859
4,620	Par Pharmaceutical Companies, Inc. (b)	130,423

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Health Care—continued
10,143	Perrigo Company (h)	$198,600
13,892	Pharmaceutical Product Development, Inc.	531,647
14,168	Sepracor, Inc. (b)	581,171
12,647	Valeant Pharmaceuticals International	211,078
		3,203,587
Hospital Management (1.6%)
12,567	Community Health Systems, Inc. (b)	508,335
32,373	Health Management Associates, Inc. (h)	367,757
4,219	Kindred Healthcare, Inc. (b)	129,608
7,713	LifePoint Hospitals, Inc. (b)	298,339
7,253	Psychiatric Solutions, Inc. (b)	262,994
11,917	Triad Hospitals, Inc. (b)	640,658
7,195	Universal Health Services, Inc.	442,492
		2,650,183
Managed Care (.7%)
14,997	Health Net, Inc. (b)	791,842
4,475	Wellcare Health Plans, Inc. (b) (h)	405,032
		1,196,874
Medical Products/Supplies (3.8%)
8,008	Advanced Medical Optics, Inc. (b) (h)	279,319
8,274	Beckman Coulter, Inc.	535,162
15,395	Cytyc Corporation (b)	663,678
20,295	Dentsply International, Inc.	776,487
7,699	Edwards Lifesciences Corporation (b) (h)	379,869
7,007	Gen-Probe, Inc. (b)	423,363
11,868	Henry Schein, Inc. (b)	634,107
8,240	Hillenbrand Industries, Inc.	535,600
5,006	Intuitive Surgical, Inc. (b) (h)	694,683
10,399	ResMed, Inc. (b) (h)	429,063
8,667	STERIS Corporation	265,210
5,266	Techne Corporation (b)	301,268
11,229	VCA Antech, Inc. (b) (h)	423,221
		6,341,030

Shares		Market Value(a)
Health Care—continued
Special Services (1.1%)
5,831	Apria Healthcare Group, Inc. (b) (h)	$167,758
8,491	Covance, Inc. (b)	582,143
11,158	Lincare Holdings, Inc. (b)	444,646
16,238	Omnicare, Inc.	585,542
		1,780,089
Technology (14.3%)
Computer Hardware (.5%)
4,701	Imation Corporation	173,279
29,647	Western Digital Corporation (b)	573,669
		746,948
Computer Networking (.8%)
53,273	3COM Corporation (b)	220,017
8,824	Alliance Data Systems Corporation (b)	681,919
12,250	Polycom, Inc. (b) (h)	411,600
		1,313,536
Computer Peripherals (.1%)
6,741	Avocent Corporation (b)	195,556
Computer Services & Software (5.8%)
33,688	Activision, Inc. (b)	628,955
9,211	Acxiom Corporation	243,631
2,562	Advent Software, Inc. (b)	83,393
37,188	Cadence Design Systems, Inc. (b)	816,648
19,158	Ceridian Corporation (b)	670,530
11,748	CheckFree Corporation (b) (h)	472,270
10,160	ChoicePoint, Inc. (b)	431,292
5,730	CSG Systems International (b)	151,902
5,405	Digital River, Inc. (b)	244,576
7,936	Dun & Bradstreet Corporation	817,249
5,577	F5 Networks, Inc. (b)	449,506
6,952	Gartner, Inc. (b) (h)	170,950
9,146	Global Payments, Inc.	362,639
19,109	Ingram Micro, Inc. — Class A (b)	414,856
21,313	McAfee, Inc. (b)	750,218
11,408	Mentor Graphics Corporation (b) (h)	150,243
11,148	MoneyGram International, Inc.	311,587

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Technology—continued
7,622	National Instruments Corporation	$248,249
13,821	Palm, Inc. (b) (h)	221,274
15,346	Parametric Technology Corporation (b) (h)	331,627
16,948	SEI Investments Company	492,170
5,556	SRA International, Inc. — Class A (b)	140,345
12,201	Sybase, Inc. (b) (h)	291,482
19,154	Synopsys, Inc. (b)	506,240
4,964	Transaction Systems Architects, Inc. (b)	167,088
10,043	Wind River Systems, Inc. (b) (h)	110,473
		9,679,393
Computer Systems (.4%)
8,778	Diebold, Inc.	458,212
10,302	Jack Henry & Associates, Inc.	265,276
		723,488
Electrical Defense (.3%)
4,405	Alliant Techsystems, Inc. (b)	436,756
Electrical Equipment (.5%)
19,067	Gentex Corporation	375,429
11,187	Kemet Corporation (b)	78,868
24,703	Vishay Intertechnology, Inc. (b) (h)	390,802
		845,099
Electrical Instruments (.9%)
23,904	Amphenol Corporation	852,178
6,762	Thomas & Betts Corporation (b)	392,196
4,082	Varian, Inc. (b)	223,816
		1,468,190
Electronic Components — Semiconductor (3.2%)
57,234	Atmel Corporation (b)	318,221
11,257	Cree, Inc. (b) (h)	290,993
20,199	Cypress Semiconductor Corporation (b) (h)	470,435
16,531	Fairchild Semiconductor International, Inc. (b) (h)	319,379

Shares		Market Value(a)
Technology—continued
26,428	Integrated Device Technology, Inc. (b)	$403,556
9,688	International Rectifier Corporation (b)	360,975
18,056	Intersil Corporation	568,042
18,046	Lam Research Corporation (b) (h)	927,564
15,334	Lattice Semiconductor Corporation (b)	87,710
7,566	Micrel, Inc.	96,240
28,871	Microchip Technology, Inc.	1,069,382
8,401	Semtech Corporation (b)	145,589
7,317	Silicon Laboratories, Inc. (b) (h)	253,241
18,587	Triquint Semiconductor, Inc. (b)	94,050
		5,405,377
Electronics — Computer Distribution (.8%)
16,420	Arrow Electronics, Inc. (b)	631,020
17,373	Avnet, Inc. (b) (h)	688,666
		1,319,686
Entertainment (.1%)
8,078	NetFlix.com, Inc. (b) (h)	156,632
Medical Information Systems (.3%)
8,747	Cerner Corporation (b) (h)	485,196
Service — Data Processing (.6%)
7,234	DST Systems, Inc. (b)	573,005
7,663	Fair Isaac Corporation	307,440
16,200	The BISYS Group, Inc. (b)	191,646
		1,072,091
Transportation (2.2%)
Airlines (.3%)
12,224	Airtran Holdings, Inc. (b) (h)	133,486
5,402	Alaska Air Group, Inc. (b)	150,500
23,856	JetBlue Airways Corporation (b) (h)	280,308
		564,294

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Transportation—continued
Shipping (.3%)
5,732	Alexander & Baldwin, Inc.	$304,426
3,329	Overseas Shipholding Group	270,981
		575,407
Transport Services (.9%)
28,476	Expeditors International Washington, Inc. (h)	1,176,059
7,682	YRC Worldwide, Inc. (b) (h)	282,698
		1,458,757
Trucking (.7%)
6,098	Con-way, Inc. (h)	306,363
6,819	GATX Corporation	335,836
13,581	JB Hunt Transport Services, Inc.	398,195
6,395	Werner Enterprises, Inc.	128,859
		1,169,253
Utilities (6.3%)
Electric Companies (5.1%)
15,529	Alliant Energy Corporation	603,302
50,060	Aquila, Inc. (b)	204,745
5,032	Black Hills Corporation	200,022
15,098	DPL, Inc.	427,877
21,114	Energy East Corporation	550,864
11,480	Great Plains Energy, Inc.	334,298
10,868	Hawaiian Electric Industries, Inc.	257,463

Shares		Market Value(a)
Utilities—continued
5,829	Idacorp, Inc. (h)	$186,761
24,294	MDU Resources Group, Inc.	681,204
20,613	Northeast Utilities	584,585
14,270	NSTAR	463,061
12,257	OGE Energy Corporation	449,219
25,713	Pepco Holdings, Inc.	725,107
10,245	PNM Resources, Inc.	284,708
15,594	Puget Energy, Inc. (h)	377,063
15,587	SCANA Corporation	596,826
29,560	Sierra Pacific Resources (b)	519,074
11,689	Westar Energy, Inc.	283,809
15,625	Wisconsin Energy Corporation	691,094
		8,421,082
Natural Gas (1.0%)
10,393	AGL Resources, Inc.	420,709
14,835	Oneok, Inc.	747,832
10,220	Vectren Corporation	275,224
6,576	WGL Holdings, Inc. (h)	214,641
		1,658,406
Water Utilities (.2%)
17,715	Aqua America, Inc. (h)	398,410
Total common stocks (Cost: $122,570,449)		160,504,593

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

June 30, 2007
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Rate	Maturity	Market Value(a)
Securities Lending Collateral (19.2%)
Commercial Paper (10.2%)
$897,757	Atomium Funding Corporation (e)	5.325%	08/15/07	$892,012
204,176	Atomium Funding Corporation (e)	5.387%	07/19/07	203,669
897,757	Bear Stearns Company, Inc.	5.445%	08/22/07	897,757
153,901	Cairn High Grade I, LLC	5.338%	07/17/07	153,564
1,539,012	Cedar Springs Capital Company	5.320%	07/10/07	1,537,212
1,923,765	Cobbler Funding, LLC (e)	5.336%	07/25/07	1,917,321
1,282,510	Corporate Asset Security, Ltd. (e)	5.341%	07/09/07	1,281,202
1,546,323	George Street Financial, LLC (e)	5.342%	07/05/07	1,545,642
769,506	German Residential Funding (e)	5.340%	08/22/07	769,506
384,753	KLIO Funding Corporation	5.325%	07/23/07	383,576
705,381	KLIO Funding Corporation	5.330%	07/11/07	704,457
331,272	La Fayette Asset Securitization, LLC (e)	5.415%	07/16/07	330,597
1,154,259	Liberty Harbour CDO, Inc.	5.348%	07/19/07	1,151,397
641,255	Liquid Funding, Ltd.	5.320%	07/30/07	638,639
1,026,008	Liquid Funding, Ltd.	5.330%	11/13/07	1,026,008
256,502	Tempus Funding, LLC (e)	5.753%	07/02/07	256,502
513,004	Thames Asset Global Securitization No. 1, Inc. (e)	5.321%	07/30/07	510,911
769,506	Whistlejacket Cap, LLC	5.320%	07/12/07	768,383
961,883	Whistlejacket Cap, LLC	5.336%	07/10/07	960,757
1,026,008	World Omni Vehicle Leasing, Inc. (e)	5.337%	07/13/07	1,024,367
				16,953,479
Corporate Notes (5.1%)
737,443	Bear Stearns Company, Inc.	5.499%	10/03/07	737,628
833,632	Cheyne Finance, LLC	5.311%	02/25/08	833,582
1,154,259	Genworth Financial Company	5.400%	06/16/08	1,154,259
833,632	Kestrel Funding US, LLC	5.291%	02/25/08	833,648
128,251	Liquid Funding, Ltd.	5.331%	06/11/08	128,219
641,255	Metropolitan Life Global Funding I - 144A Issue (f)	5.350%	03/06/12	641,300
641,255	Morgan Stanley (d)	5.380%	08/13/10	641,313
769,506	Pyxis Master (d)	5.370%	11/27/07	769,506
769,506	Shiprock Finance - 144A Issue (f)	5.390%	04/11/08	769,506
513,004	SLM Corporation - 144A Issue (f)	5.320%	05/12/08	513,004
513,004	Stanfield Victoria Funding, LLC	5.349%	04/03/08	513,225
897,757	Stanfield Victoria Funding, LLC	5.320%	07/25/07	897,802
				8,432,992
Repurchase Agreement (3.9%)
6,518,567	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 6/29/07, rate 5.425%, due 07/02/07; proceeds $6,521,514 (Collateralized by Corporate Obligations due 07/25/33 – 01/25/46)			6,518,567
		Total securities lending collateral (cost: $31,905,038)		31,905,038

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Short-Term Securities (3.5%)
Investment Companies (3.5%)
5,500,000	American Beacon Funds, current rate 5.250%	$5,500,000
246,207	Federated Money Market Obligation Trust-Prime Obligation Fund, current rate 5.223%	246,207
	Total investment companies (cost: $5,746,207)	5,746,207
	Total investments in securities (cost: $160,221,694) (i)	$198,155,838
	Payable upon return of securities loaned (-19.2%)	(31,905,038)
	Cash and other assets in excess of liabilities (.2%)	364,185
	Total net assets (100%)	$166,614,985

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the Notes to Financial Statements.

(b)  Non-income producing.

(c)  The Portfolio held .6% of net assets in foreign securities at June 30, 2007.

(d)  Variable rate security.

(e)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 5.2% of the Portfolio's net assets at June 30, 2007.

(f)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2007, securities with an aggregate market value of $1,163,910 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Depreciation
S&P Mid-Cap 400® EMINI	September 2007	63	Long	$80,644

(h)  Securities (or a portion of securities) on loan as of June 30, 2007.

(i)  At June 30, 2007 the cost of securities for federal income tax purposes was $160,703,655. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$42,765,032
Gross unrealized depreciation	(5,312,849)
Net unrealized appreciation	$37,452,183

See accompanying notes to financial statements.

Real Estate Securities Portfolio
Investments in Securities

June 30, 2007
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Shares		Market Value(a)
Common Stocks (98.7%)
Communication Services (.4%)
Telecommunication (.4%)
13,100	Crown Castle International Corporation (b)	$475,137
Consumer Cyclical (3.3%)
Lodging — Hotel (3.3%)
56,100	Hilton Hotels Corporation	1,877,667
13,000	Marriott International, Inc.	562,120
30,700	Starwood Hotels & Resorts Worldwide, Inc.	2,059,049
		4,498,836
Financial (94.7%)
Real Estate (7.0%)
211,950	Brookfield Properties Company (c) (g)	5,152,504
15,600	CB Richard Ellis Group, Inc. — Class A (b)	569,400
37,400	Digital Realty Trust, Inc.	1,409,232
31,768	Forest City Enterprises, Inc.	1,953,097
13,900	Macquarie Infrastructure Company	569,761
		9,653,994
Real Estate Investment Trust — Apartments (18.5%)
57,600	American Campus Communities, Inc.	1,629,504
95,100	Archstone-Smith Trust (g)	5,621,361
30,600	Associated Estates Realty Corporation	477,054
37,400	AvalonBay Communities, Inc.	4,446,112
46,100	Camden Property Trust	3,087,317
117,700	Equity Residential	5,370,651
18,000	Essex Property Trust, Inc.	2,093,400
19,000	Home Properties, Inc. (g)	986,670
16,400	Mid-America Apartment Communities, Inc.	860,672
31,275	UDR, Inc.	822,533
		25,395,274

Shares		Market Value(a)
Financial—continued
Real Estate Investment Trust — Diversified (6.8%)
40,800	Liberty Property Trust	$1,792,344
15,300	PS Business Parks, Inc.	969,561
60,000	Vornado Realty Trust (g)	6,590,400
		9,352,305
Real Estate Investment Trust — Health Care (1.1%)
42,600	Ventas, Inc.	1,544,250
Real Estate Investment Trust — Hotels (7.0%)
42,200	Ashford Hospitality Trust	496,272
26,300	Equity Inns, Inc.	589,120
40,100	Hersha Hospitality Trust	473,982
12,600	Hospitality Properties Trust	522,774
252,540	Host Hotels & Resorts, Inc.	5,838,725
15,700	LaSalle Hotel Properties	681,694
33,800	Sunstone Hotel Investors, Inc.	959,582
		9,562,149
Real Estate Investment Trust — Manufactured Housing (.8%)
21,900	Equity Lifestyle Properties, Inc.	1,142,961
Real Estate Investment Trust — Office Property (16.6%)
17,500	Alexandria Real Estate Equities, Inc.	1,694,350
31,200	American Financial Realty Trust	321,984
99,902	BioMed Realty Trust, Inc.	2,509,538
54,700	Boston Properties, Inc.	5,586,511
88,600	Brandywine Realty Trust	2,532,188
47,500	Corporate Office Properties Trust	1,947,975
12,200	Douglas Emmett, Inc. W/I	301,828
22,700	Kilroy Realty Corporation	1,608,068
61,200	Maguire Properties, Inc.	2,100,996
33,300	SL Green Realty Corporation	4,125,537
		22,728,975

See accompanying notes to financial statements.

Real Estate Securities Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Financial—continued
Real Estate Investment Trust — Regional Mall (13.0%)
68,420	General Growth Properties, Inc. (g)	$3,622,839
103,100	Simon Property Group, Inc. (g)	9,592,424
36,900	Taubman Centers, Inc.	1,830,609
33,900	The Macerich Company	2,794,038
		17,839,910
Real Estate Investment Trust — Self Storage (4.0%)
37,000	Extra Space Storage, Inc.	610,500
63,800	Public Storage, Inc. (g)	4,901,116
		5,511,616
Real Estate Investment Trust — Shopping Centers (10.4%)
25,300	Acadia Realty Trust (g)	656,535
58,200	Developers Diversified Realty Corporation	3,067,722
26,800	Federal Realty Investment Trust	2,070,568
97,300	Kimco Realty Corporation	3,704,211
41,100	Kite Realty Group Trust	781,722

Shares		Market Value(a)
Financial—continued
30,600	Regency Centers Corporation	$2,157,300
21,800	Tanger Factory Outlet Centers, Inc.	816,410
25,600	Weingarten Realty Investors (g)	1,052,160
		14,306,628
Real Estate Investment Trust — Warehouse/Industrial (9.5%)
46,100	AMB Property Corporation	2,453,442
118,500	DCT Industrial Trust, Inc.	1,275,060
14,800	EastGroup Properties, Inc.	648,536
16,000	First Potomac Realty Trust	372,640
144,976	ProLogis	8,249,134
		12,998,812
Health Care (.3%)
Health Care — Diversified (.3%)
9,500	Brookdale Senior Living, Inc.	432,915
Total common stocks (Cost: $99,739,871)		135,443,762

Principal		Rate	Maturity	Market Value(a)
Securities Lending Collateral (23.4%)
Commercial Paper (12.4%)
$902,278	Atomium Funding Corporation (e)	5.325%	08/15/07	$896,504
205,204	Atomium Funding Corporation (e)	5.387%	07/19/07	204,695
902,278	Bear Stearns Company, Inc.	5.445%	08/22/07	902,278
154,676	Cairn High Grade I, LLC	5.338%	07/17/07	154,338
1,546,763	Cedar Springs Capital Company	5.320%	07/10/07	1,544,953
1,933,454	Cobbler Funding, LLC (e)	5.336%	07/25/07	1,926,977
1,288,969	Corporate Asset Security, Ltd. (e)	5.341%	07/09/07	1,287,655
1,554,110	George Street Financial, LLC (e)	5.342%	07/05/07	1,553,426
773,382	German Residential Funding (e)	5.340%	08/22/07	773,382
386,691	KLIO Funding Corporation	5.325%	07/23/07	385,508
708,933	KLIO Funding Corporation	5.330%	07/11/07	708,004
332,941	La Fayette Asset Securitization, LLC (e)	5.415%	07/16/07	332,262
1,160,072	Liberty Harbour CDO, Inc.	5.348%	07/19/07	1,157,195
644,485	Liquid Funding, Ltd.	5.320%	07/30/07	641,855
1,031,175	Liquid Funding, Ltd.	5.330%	11/13/07	1,031,175

See accompanying notes to financial statements.

Real Estate Securities Portfolio
Investments in Securities – continued

June 30, 2007
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Rate	Maturity	Market Value(a)
Commercial Paper—continued
$257,794	Tempus Funding, LLC (e)	5.753%	07/02/07	$257,794
515,588	Thames Asset Global Securitization No. 1, Inc. (e)	5.321%	07/30/07	513,484
773,382	Whistlejacket Cap, LLC	5.320%	07/12/07	772,252
966,727	Whistlejacket Cap, LLC	5.336%	07/10/07	965,596
1,031,175	World Omni Vehicle Leasing (e)	5.337%	07/13/07	1,029,526
				17,038,859
Corporate Notes (6.2%)
741,157	Bear Stearns Company, Inc.	5.499%	10/03/07	741,343
837,830	Cheyne Finance, LLC	5.311%	02/25/08	837,780
1,160,072	Genworth Financial Company	5.400%	06/16/08	1,160,072
837,830	Kestrel Funding US, LLC	5.291%	02/25/08	837,847
128,897	Liquid Funding, Ltd.	5.331%	06/11/08	128,865
644,485	Metropolitan Life Global Funding I - 144A Issue (f)	5.350%	03/06/12	644,530
644,485	Morgan Stanley (d)	5.380%	08/13/10	644,543
773,382	Pyxis Master (d)	5.370%	11/27/07	773,382
773,382	Shiprock Finance - 144A Issue (f)	5.390%	04/11/08	773,382
515,588	SLM Corporation - 144A Issue (f)	5.320%	05/12/08	515,588
515,588	Stanfield Victoria Funding, LLC	5.349%	04/03/08	515,809
902,278	Stanfield Victoria Funding, LLC	5.465%	07/25/07	902,324
				8,475,465
Repurchase Agreement (4.8%)
6,551,396	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 6/29/07, rate 5.425%, due 07/02/07; proceeds $6,554,358 (Collateralized by Corporate Obligations due 07/25/33 – 01/25/46)			6,551,396
		Total securities lending collateral (cost: $32,065,720)		32,065,720
Short-Term Security (1.3%)
Investment Company (1.3%)

1,824,725	Federated Money Market Obligation Trust – Prime Obligation Fund, current rate 5.223%	1,824,725
	Total investment company (cost: $1,824,725)	1,824,725
	Total investments in securities (cost: $133,630,316) (h)	$169,334,207
	Payable upon return of securities loaned (-23.4%)	(32,065,720)
	Liabilities in excess of cash and other assets (.0%)	(36,541)
	Total net assets (100%)	$137,231,946

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the Notes to Financial Statements.

(b)  Non-income producing

(c)  The Portfolio held 3.8% of net assets in foreign securities at June 30, 2007.

(d)  Variable rate security.

(e)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been

See accompanying notes to financial statements.

Real Estate Securities Portfolio
Investments in Securities – continued

determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 6.4% of the Portfolio's net assets at June 30, 2007.

(f)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)  Securities (or a portion of securities) on loan as of June 30, 2007.

(h)  At June 30, 2007 the cost of securities for federal income tax purposes was $133,733,328. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$36,814,918
Gross unrealized depreciation	(1,214,039)
Net unrealized appreciation	$35,600,879

See accompanying notes to financial statements.

Advantus Series Funds, Inc.

Statements of Assets and Liabilities

June 30, 2007
(Unaudited)

	Bond Portfolio	Money Market Portfolio	Mortgage Securities Portfolio	Index 500 Portfolio
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*†	$465,596,689	$116,927,855	$237,899,951	$745,401,981
Cash in bank on demand deposit	–	–	–	3,412
Foreign currency in bank on deposit (identified cost: $19,293)	–	–	–	–
Receivable for Fund shares sold	272,921	–	–	–
Receivable for investment securities sold (including paydowns)	118,804	–	1,123,505	251,177
Dividends and accrued interest receivable	3,011,755	110,078	934,399	739,831
Receivable for refundable foreign income taxes withheld	–	–	–	–
Unrealized appreciation on forward foreign currency contracts held, at value	–	–	–	–
Variation margin receivable	–	–	8,312	–
Prepaid expenses	10,211	2,679	5,571	17,587
Total assets	469,010,380	117,040,612	239,971,738	746,413,988
Liabilities
Bank overdraft	7,389	7	26,267	–
Payable for Fund shares repurchased	–	316,358	29,832	163,981
Payable for investment securities purchased	–	–	–	715,775
Payable for securities purchased on a forward – commitment basis (note 2)	12,527,392	–	11,525,251	–
Dividends payable to shareholders	–	445,842	–	–
Payable to Advisor	205,722	55,882	104,546	225,516
Accrued expenses	39,362	20,152	30,659	81,781
Other payables	–	–	2	–
Unrealized depreciation on forward foreign currency contracts held, at value	–	–	–	–
Variation margin payable	229,047	–	–	8,731
Payable upon return of securities loaned (note 5)	72,360,377	–	36,244,335	76,194,757
Total liabilities	85,369,289	838,241	47,960,892	77,390,541
Net assets applicable to outstanding capital stock	$383,641,091	$116,202,371	$192,010,846	$669,023,447
Represented by:
Capital stock – authorized 10 trillion shares of $.01 par value**	$2,462,573	$1,162,044	$1,243,697	$1,366,637
Additional paid-in capital	382,835,935	115,042,357	193,726,267	303,100,551
Undistributed net investment income	9,660,899	1	5,331,528	4,875,450
Accumulated net realized gains (losses) from investments and foreign currency transactions (note 2)	(776,869)	(2,031)	(368,535)	(10,395,862)
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(10,541,447)	–	(7,922,111)	370,076,671
Total – representing net assets applicable to outstanding capital stock	$383,641,091	$116,202,371	$192,010,846	$669,023,447
Net asset value per share of outstanding capital stock	$1.56	$1.00	$1.54	$4.90
* Identified cost	$476,293,877	$116,927,855	$245,851,382	$375,205,947
** Shares outstanding	246,257,289	116,204,401	124,369,704	136,663,741
† Including securities on loan of	$70,909,945	$–	$35,571,409	$73,677,600

See accompanying notes to financial statements.

	Maturing Government Bond 2010 Portfolio	International Bond Portfolio	Index 400 Mid-Cap Portfolio	Real Estate Securities Portfolio
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*†	$4,140,505	$66,462,582	$198,155,838	$169,334,207
Cash in bank on demand deposit	–	–	–	25,222
Foreign currency in bank on deposit (identified cost: $19,293)	–	19,155	–	–
Receivable for Fund shares sold	4,093	45,258	218,109	–
Receivable for investment securities sold (including paydowns)	–	–	633,841	964,248
Dividends and accrued interest receivable	272	960,530	110,792	511,209
Receivable for refundable foreign income taxes withheld	–	61,607	–	–
Unrealized appreciation on forward foreign currency contracts held, at value	–	367,371	–	–
Variation margin receivable	–	–	–	–
Prepaid expenses	199	7,515	9,362	4,104
Total assets	4,145,069	67,924,018	199,127,942	170,838,990
Liabilities
Bank overdraft	–	–	–	–
Payable for Fund shares repurchased	–	–	–	359,741
Payable for investment securities purchased	–	–	509,418	1,039,749
Payable for securities purchased on a forward – commitment basis (note 2)	–	–	–	–
Dividends payable to shareholders	–	–	–	–
Payable to Advisor	3,411	49,183	57,645	115,205
Accrued expenses	12,016	28,659	29,733	26,629
Other payables	–	–	–	–
Unrealized depreciation on forward foreign currency contracts held, at value	–	251,971	–	–
Variation margin payable	–	–	11,123	–
Payable upon return of securities loaned (note 5)	–	–	31,905,038	32,065,720
Total liabilities	15,427	329,813	32,512,957	33,607,044
Net assets applicable to outstanding capital stock	$4,129,642	$67,594,205	$166,614,985	$137,231,946
Represented by:
Capital stock – authorized 10 trillion shares of $.01 par value**	$25,569	$497,152	$809,924	$511,848
Additional paid-in capital	3,955,651	67,046,761	121,668,919	94,972,204
Undistributed net investment income	51,858	1,686,287	1,038,465	1,579,834
Accumulated net realized gains (losses) from investments and foreign currency transactions (note 2)	(1,919)	(1,203,574)	5,244,176	4,464,169
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	98,483	(432,421)	37,853,501	35,703,891
Total – representing net assets applicable to outstanding capital stock	$4,129,642	$67,594,205	$166,614,985	$137,231,946
Net asset value per share of outstanding capital stock	$1.62	$1.36	$2.06	$2.68
* Identified cost	$4,042,022	$67,023,196	$160,221,694	$133,630,316
** Shares outstanding	2,556,861	49,715,249	80,992,435	51,184,824
† Including securities on loan of	$–	$–	$30,726,810	$31,097,816

Advantus Series Funds, Inc.

Statements of Operations

Period from January 1, 2007 to June 30, 2007
(Unaudited)

	Bond Portfolio	Money Market Portfolio	Mortgage Securities Portfolio	Index 500 Portfolio
Investment Income
Interest (net of foreign withholding taxes of $24,607 for International Bond Portfolio)	$10,864,675	$3,095,788	$6,033,501	$167,498
Dividends (net of foreign withholding taxes of $8,435 for Real Estate Securities Portfolio)	112,031	–	–	6,231,738
Income from securities lending activities	33,801	–	8,551	39,839
Total investment income	11,010,507	3,095,788	6,042,052	6,439,075
Expenses (note 4):
Investment advisory fee	748,468	174,606	381,493	496,336
Rule 12b-1 fees	467,793	145,505	238,433	827,227
Administrative services fee	15,472	15,472	15,472	15,472
Custodian fees	3,472	3,152	2,876	14,487
Audit and accounting services	61,049	38,920	45,687	89,437
Legal fees	15,227	4,723	7,130	26,622
Printing and shareholder reports	18,128	6,216	8,624	32,007
Director's fees	6,779	2,132	3,441	12,042
Insurance	3,430	1,017	1,826	6,292
S&P licensing fee	–	–	–	26,545
Other	9,790	3,723	5,542	17,158
Total expenses	1,349,608	395,466	710,524	1,563,625
Investment income – net	9,660,899	2,700,322	5,331,528	4,875,450
Realized and unrealized gains (losses) on investments and foreign currencies:
Net realized gains (losses) from:
Investments (note 3)	497,367	(236)	(399,659)	12,782,800
Foreign currency transactions	–	–	–	–
Net increase from litigation payments	99,899	–	–	6,355
Futures transactions	978,111	–	197,965	326,103
Net change in unrealized appreciation or depreciation on: Investments	(8,122,051)	–	(2,618,180)	25,245,217
Translation of assets and liabilities in foreign currency	–	–	–	–
Futures transactions	7,833	–	(24,028)	(110,755)
Net gains (losses) on investments	(6,538,841)	(236)	(2,843,902)	38,249,720
Net increase (decrease) in net assets resulting from operations	$3,122,058	$2,700,086	$2,487,626	$43,125,170

See accompanying notes to financial statements.

	Maturing Government Bond 2010 Portfolio	International Bond Portfolio	Index 400 Mid-Cap Portfolio	Real Estate Securities Portfolio
Investment Income
Interest (net of foreign withholding taxes of $24,607 for International Bond Portfolio)	$112,370	$1,099,505	$210,133	$32,412
Dividends (net of foreign withholding taxes of $8,435 for Real Estate Securities Portfolio)	–	–	1,210,309	2,333,363
Income from securities lending activities	–	–	22,707	23,417
Total investment income	112,370	1,099,505	1,443,149	2,389,192
Expenses (note 4):
Investment advisory fee	5,128	194,062	117,260	531,187
Rule 12b-1 fees	–	80,859	195,433	189,710
Administrative services fee	15,472	15,472	15,472	15,472
Custodian fees	792	17,596	4,755	6,798
Audit and accounting services	37,084	48,112	42,872	41,871
Legal fees	252	10,407	6,553	6,757
Printing and shareholder reports	166	3,471	7,704	8,760
Director's fees	62	1,110	2,761	2,902
Insurance	39	621	1,343	1,380
S&P licensing fee	–	–	6,130	–
Other	1,517	2,376	4,401	4,521
Total expenses	60,512	374,086	404,684	809,358
Investment income – net	51,858	725,419	1,038,465	1,579,834
Realized and unrealized gains (losses) on investments and foreign currencies:
Net realized gains (losses) from:
Investments (note 3)	1,005	(224,349)	5,112,804	4,562,733
Foreign currency transactions	–	89,444	–	–
Net increase from litigation payments	–	5,660	76	–
Futures transactions	–	–	496,304	–
Net change in unrealized appreciation or depreciation on: Investments	(34,740)	(2,585,358)	10,445,925	(15,753,968)
Translation of assets and liabilities in foreign currency	–	1,060,634	–	–
Futures transactions	–	–	46,228	–
Net gains (losses) on investments	(33,735)	(1,653,969)	16,101,337	(11,191,235)
Net increase (decrease) in net assets resulting from operations	$18,123	$(928,550)	$17,139,802	$(9,611,401)

Advantus Series Funds, Inc.

Statements of Changes in Net Assets

Period from January 1, 2007 to June 30, 2007 and year ended December 31, 2006
(Unaudited)

	Bond Portfolio		Money Market Portfolio
	2007	2006	2007	2006
Operations:
Investment income – net	$9,660,899	$17,138,709	$2,700,322	$4,464,807
Net realized gains (losses) on investments	1,575,377	(2,070,043)	(236)	239
Net change in unrealized appreciation or depreciation of investments	(8,114,218)	1,104,134	–	–
Net increase in net assets resulting from operations	3,122,058	16,172,800	2,700,086	4,465,046
Distributions to shareholders from:
Investment income – net	–	–	(2,700,050)	(4,465,078)
Total distributions	–	–	(2,700,050)	(4,465,078)
Capital share transactions (note 7):
Proceeds from sales	20,942,377	24,133,555	24,408,267	53,636,979
Shares issued as a result of reinvested distributions	–	–	2,708,010	4,297,191
Payments for redemption of shares	(6,500,056)	(10,322,530)	(24,401,334)	(41,463,238)
Increase (decrease) in net assets from capital share transactions	14,442,321	13,811,025	2,714,943	16,470,932
Total increase (decrease) in net assets	17,564,379	29,983,825	2,714,979	16,470,900
Net assets at beginning of year ..	366,076,712	336,092,887	113,487,392	97,016,492
Net assets at end of period* ..	$383,641,091	$366,076,712	$116,202,371	$113,487,392
* including (distributions in excess of) undistributed net investment income of	$9,660,899	$–	$1	$(271)

See accompanying notes to financial statements.

	Mortgage Securities Portfolio		Index 500 Portfolio
	2007	2006	2007	2006
Operations:
Investment income – net	$5,331,528	$10,531,487	$4,875,450	$11,790,625
Net realized gains (losses) on investments	(201,694)	(126,695)	13,115,258	5,243,126
Net change in unrealized appreciation or depreciation of investments	(2,642,208)	(431,341)	25,134,462	75,530,238
Net increase in net assets resulting from operations	2,487,626	9,973,451	43,125,170	92,563,989
Distributions to shareholders from:
Investment income – net	–	–	–	–
Total distributions	–	–	–	–
Capital share transactions (note 7):
Proceeds from sales	4,473,735	4,471,425	4,144,938	11,610,614
Shares issued as a result of reinvested distributions	–	–	–	–
Payments for redemption of shares	(6,943,923)	(17,745,960)	(48,222,603)	(96,072,984)
Increase (decrease) in net assets from capital share transactions	(2,470,188)	(13,274,535)	(44,077,665)	(84,462,370)
Total increase (decrease) in net assets	17,438	(3,301,084)	(952,495)	8,101,619
Net assets at beginning of year ..	191,993,408	195,294,492	669,975,942	661,874,323
Net assets at end of period* ..	$192,010,846	$191,993,408	$669,023,447	$669,975,942
* including (distributions in excess of) undistributed net investment income of	$5,331,528	$–	$4,875,450	$–

Advantus Series Funds, Inc.

Statements of Changes in Net Assets – continued

Period from January 1, 2007 to June 30, 2007 and year ended December 31, 2006
(Unaudited)

	Maturing Government Bond 2010 Portfolio		International Bond Portfolio
	2007	2006	2007	2006
Operations:
Investment income – net	$51,858	$111,709	$725,419	$1,774,270
Net realized gains (losses) on investments and foreign currencies	1,005	(2,924)	(129,245)	(2,509,519)
Net change in unrealized appreciation or depreciation of investments	(34,740)	(102,027)	(1,524,724)	3,213,362
Net increase (decrease) in net assets resulting from operations	18,123	6,758	(928,550)	2,478,113
Capital share transactions (note 7):
Proceeds from sales	441,309	926,178	6,685,057	9,792,415
Payments for redemption of shares	(442,618)	(1,822,830)	(845,590)	(12,514,130)
Increase (decrease) in net assets from capital share transactions	(1,309)	(896,652)	5,839,467	(2,721,715)
Total increase (decrease) in net assets	16,814	(889,894)	4,910,917	(243,602)
Net assets at beginning of year	4,112,828	5,002,722	62,683,288	62,926,890
Net assets at end of period*	$4,129,642	$4,112,828	$67,594,205	$62,683,288
* including undistributed net investment income of	$51,858	$–	$1,686,287	$960,868

See accompanying notes to financial statements.

	Index 400 Mid-Cap Portfolio		Real Estate Securities Portfolio
	2007	2006	2007	2006
Operations:
Investment income – net	$1,038,465	$1,379,233	$1,579,834	$1,671,709
Net realized gains (losses) on investments and foreign currencies	5,609,184	6,484,123	4,562,733	10,307,466
Net change in unrealized appreciation or depreciation of investments	10,492,153	4,628,883	(15,753,968)	22,091,901
Net increase (decrease) in net assets resulting from operations	17,139,802	12,492,239	(9,611,401)	34,071,076
Capital share transactions (note 7):
Proceeds from sales	7,430,727	16,143,916	7,916,133	10,874,500
Payments for redemption of shares	(2,976,249)	(7,264,531)	(8,093,595)	(8,361,431)
Increase (decrease) in net assets from capital share transactions	4,454,478	8,879,385	(177,462)	2,513,069
Total increase (decrease) in net assets	21,594,280	21,371,624	(9,788,863)	36,584,145
Net assets at beginning of year	145,020,705	123,649,081	147,020,809	110,436,664
Net assets at end of period*	$166,614,985	$145,020,705	$137,231,946	$147,020,809
* including undistributed net investment income of	$1,038,465	$–	$1,579,834	$–

Advantus Series Fund, Inc.

Notes to Financial Statements

June 30, 2007
(Unaudited)

(1)  Organization

Advantus Series Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with a series of eight portfolios (each a Portfolio and collectively the Fund: Bond, Money Market, Mortgage Securities, Index 500, Maturing Government Bond 2010, International Bond, Index 400 Mid-Cap and Real Estate Securities.) Each Portfolio is diversified except for the International Bond Portfolio. The Fund's prospectus provides a detailed description of each Portfolio's investment objective, policies and strategies.

Effective January 11, 2007, key management figures of Julius Baer Investments Limited (JBIL) entered into an agreement with Julius Baer Holding Limited to conduct a buyout transaction of JBIL, under the new name of Augustus Asset Managers Limited (Augustus). Augustus, led by the current management of JBIL, will continue in the role as sub-advisor for the International Bond Portfolio.

The Fund accounts for the assets, liabilities and operations of each Portfolio separately. Shares of the Fund will not be offered directly to the public, but sold only to Minnesota Life Insurance Company's ("Minnesota Life") separate accounts in connection with Minnesota Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life, and may also be offered to certain qualified plans.

(2)  Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Fund are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Portfolio's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Valuation Committee under the supervision of the Fund's Board of Directors and in accordance with Board-approved valuation policies and procedures. A Portfolio's investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security's primary exchange or market (for example, a foreign exchange or market) and before the time the Portfolio's share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund's valuation procedures and, if so, to approve the pricing methodology to be used.

Advantus Series Fund, Inc.

Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

Short-term securities, with the exception of those held in the Money Market Portfolio, are valued at market. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Money Market Portfolio are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Money Market Portfolio will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the highest-cost basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date, or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with net realized and unrealized gains or losses from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The International Bond Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. International Bond may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Bond and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Bond is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to or protect itself from market changes, the Fund (excluding the Money Market Portfolio) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund may also buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Portfolio recognizes a realized gain or loss when the contract is closed or expired.

Advantus Series Fund, Inc.

Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 31, 2006. The adoption of FIN 48 did not have a material impact on the Fund.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Portfolio acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Portfolio requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government-sponsored enterprise securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Portfolio may incur a loss upon disposition of the securities. Repurchase agreements are carried at fair value obtained from an independent pricing source.

Federal Taxes

Each Portfolio's policy is to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each Portfolio within the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio's policy is to make the required minimum distributions prior to December 31, in order to avoid Federal excise tax. The Fund (excluding the Money Market Portfolio) uses consent dividends in place of regular distributions.

For federal income tax purposes, the following Portfolios had capital loss carryovers at December 31, 2006 which are available to offset future capital gains, if any. It is unlikely the Board of Directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expire:

	Carryover expiring in:
Portfolio	2009	2010	2011	2012	2013	2014
Bond	–	–	–	–	–	(2,028,709)
Money Market	–	–	–	(1,197)	(598)	–
Index 500	(1,754,203)	(13,217,394)	(1,535,500)	–	(2,681,482)	–
Maturing Government Bond 2010	–	–	–	–	–	(2,924)
International Bond	–	–	–	–	–	(985,249)

Advantus Series Fund, Inc.

Notes to Financial Statements – continued

(3)   Investment Security Transactions

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment income or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Portfolios.

Distributions to Shareholders

Distributions to shareholders from net investment income for the Money Market Portfolio are declared daily and reinvested at month-end in additional shares of capital stock. For Portfolios other than the Money Market Portfolio, distributions from net investment income and realized gains, if any, will generally be declared and reinvested in additional shares on an annual basis. The Fund (excluding the Money Market Portfolio) uses consent dividends in place of regular distributions.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of June 30, 2007, the Bond and Mortgage Securities Portfolios had entered into outstanding, when-issued or forward commitments at fair value of $12,538,038 and $11,260,664, respectively. The Portfolios have segregated assets to cover such when-issued and forward commitments.

The cost of purchases and proceeds from sales of investment securities, other than temporary or securities lending collateral investments in short-term securities, for the period ended June 30, 2007 were as follows:

	Non-U.S. Government		U.S. Government*
	Purchases	Sales	Purchases	Sales
Bond	$101,644,226	$62,724,056	$105,143,425	$116,265,179
Mortgage Securities	19,307,183	11,893,147	73,057,021	79,864,437
Index 500	8,618,477	49,276,867	–	–
Maturing Government Bond 2010	–	–	–	108,278
International Bond	58,328,731	49,451,952	3,115,780	6,944,622
Index 400 Mid-Cap	20,740,056	13,955,806	–	–
Real Estate Securities	26,615,544	25,387,222	–	–

*Includes U.S. government-sponsored enterprise securities

(4)   Expenses and Related Party Transactions

The Portfolios have an investment advisory agreement with Advantus Capital Management, Inc. ("Advantus Capital"), a wholly-owned subsidiary of Securian Financial Group. Under the advisory agreement, Advantus Capital manages the Portfolio's investments and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries.

Advantus Series Fund, Inc.

Notes to Financial Statements – continued

(4)   Expenses and Related Party Transactions – (continued)

Each Portfolio of the Fund pays Advantus Capital an annual fee, based on average daily net assets, in the following amounts:

Annual Fee on Net Assets
Bond	.40% of net assets to $1 billion; and .35% of net assets exceeding $1 billion

Money Market	.30% of net assets to $1 billion; and .25% of net assets exceeding $1 billion

Mortgage Securities	.40% of net assets to $1 billion; and .35% of net assets exceeding $1 billion

Index 500	.15% of net assets to $1 billion; and .10% of net assets exceeding $1 billion

Maturing Government Bond 2010	.25% of net assets

International Bond	.60% of net assets to $1 billion; and .55% of net assets exceeding $1 billion

Index 400 Mid-Cap	.15% of net assets to $1 billion; and .10% of net assets exceeding $1 billion

Real Estate Securities	.70% of net assets to $1 billion; and .65% of net assets exceeding $1 billion

Advantus Capital has a sub-advisory agreement with Augustus Asset Managers Limited (formerly Julius Baer Investments Limited), (the "Sub-Advisor) a registered investment Advisor for the International Bond Portfolio, under which Advantus Capital pays the Sub-Advisor an annual fee of .30% based on average daily net assets. (See Paragraph 2 of Note 1)

The Fund bears certain other operating expenses including independent directors' fees, federal registration fees, printing and shareholder report expenses, legal fees, audit fees, custodian fees, compensation paid to the Fund's Chief Compliance Officer, and other miscellaneous expenses. Each Portfolio will pay all expenses directly related to its individual operations. Operating expenses not attributable to a specific Portfolio will be allocated based upon the proportionate daily net assets of each Portfolio.

Administrative Services Fee

Each Portfolio pays an administrative services fee to Minnesota Life for accounting, legal and other administrative services which Minnesota Life provides. During 2006, the administrative services fee for each Portfolio was $2,600 per month from January through July, and $3,325 per month from August through December. Effective January 1, 2007, the administrative services fee for each Portfolio is $2,600 per month.

Accounting Services

The Fund has an agreement with State Street Bank and Trust Company (State Street) in which State Street provides daily fund accounting and investment administration services. For the first six months of 2007, these fees ranged from .02% to 1.25% of net assets depending on the size and makeup of the portfolio. The fees are based upon a calculation of a number of factors including base fees, size of assets, out of pocket expenses and certain other fees.

Distribution Fees

The Fund has adopted a Rule 12b-1 Distribution Plan covering all of its Portfolios except the Maturing Government Bond 2010 Portfolio. Each covered Portfolio pays distribution fees at the annual rate of .25% of the average daily net assets of the Portfolio. These fees are paid out of the Portfolio's assets, which reduces a Portfolio's net assets as do other Portfolio expenses. The fees are paid to Securian Financial Services, Inc.

Advantus Series Fund, Inc.

Notes to Financial Statements – continued

(Securian), the Fund's underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Portfolio's shares. Securian may also use the fees to pay insurance companies, dealers or others for certain non-distribution services as provided for in the Distribution Plan.

(5)   Securities Lending

To enhance returns, certain portfolios of the Fund loan securities to brokers in exchange for collateral. The Portfolios receive a fee from the brokers measured as a percent of the loaned securities. Upon initiation of the loan, 102% collateral for U.S. securities and 105% for foreign securities is required. If at anytime the collateral falls below 100%, brokers are required to fund back to 102% for U.S. securities and 105% for foreign securities. The market value of loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the respective Portfolio on the next business day. The risks to the portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. These risks are mitigated by indemnification clauses in the securities lending contracts with the lending agents.

The value of securities on loan at June 30, 2007 is as follows:

Market Value of Securities on Loan at June 30, 2007
Bond	$70,909,945
Mortgage Securities	35,571,409
Index 500	73,677,600
Index 400 Mid-Cap	30,726,810
Real Estate Securities	31,097,816

Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Portfolio. Wells Fargo Fund Management, LLC receives 25% of income on securities lending activities and covers the expenses associated with securities lending activities.

(6)  Illiquid Securities

Each Portfolio currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 10% of net assets. At June 30, 2007, investments in securities of Bond and Mortgage Securities include issues that are illiquid. The aggregate values of illiquid securities held by Bond and Mortgage Securities were $16,083,519, and $13,160,751, respectively, which represent 4.2%, and 6.9% of net assets, respectively. Pursuant to guidelines adopted by the Fund's Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

Advantus Series Fund, Inc.

Notes to Financial Statements – continued

(7)  Capital Share Transactions

Transactions in shares of the Portfolios for the period ended June 30, 2007 and year ended December 31, 2006 were as follows:

	Bond		Money Market
	2007	2006	2007	2006
Sold	13,410,664	16,144,815	24,408,267	53,636,979
Issued for reinvested distributions		–	2,708,010	4,297,191
Redeemed	(4,157,336)	(6,890,503)	(24,401,334)	(41,463,238)
	9,253,328	9,254,312	2,714,943	16,470,932
	Mortgage Securities		Index 500
	2007	2006	2007	2006
Sold	2,903,546	3,032,470	861,983	2,707,701
Redeemed	(4,504,199)	(12,055,320)	(10,220,278)	(22,915,366)
	(1,600,653)	(9,022,850)	(9,358,295)	(20,207,665)
	Maturing Government Bond 2010		International Bond
	2007	2006	2007	2006
Sold	271,778	578,480	4,858,146	7,237,630
Redeemed	(273,178)	(1,144,660)	(614,104)	(9,234,326)
	(1,400)	(566,180)	4,244,042	(1,996,696)
	Index 400 Mid-Cap		Real Estate Securities
	2007	2006	2007	2006
Sold	3,757,689	9,168,843	2,642,955	4,316,808
Redeemed	(1,509,689)	(4,130,125)	(2,800,542)	(3,352,938)
	2,248,000	5,038,718	(157,587)	963,870

(8)  Maturing Government Bond 2010 Liquidation Proposal

On December 7, 2007, a special meeting of the shareholders of the Advantus Maturing Government Bond 2010 Portfolio (the "Portfolio") will be held at the offices of Advantus Capital Management, Inc., 400 Robert Street North, St. Paul, Minnesota 55101. The purpose of this meeting is to vote on a proposal providing for the early dissolution, liquidation, and termination of the Portfolio.

If the proposal is approved, the Portfolio will be liquidated and each Beneficial Owner's pro rata share of the cash proceeds will be reinvested, at the direction of the Beneficial Owner, in another investment option available in the Beneficial Owner's Variable Contract(s). If a Beneficial Owner does not provide reinvestment instructions, then the Beneficial Owner's pro rata proceeds will automatically be invested in the Money Market Portfolio of Advantus Series Fund in accordance with the terms of the Variable Contract.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights

Bond Portfolio

	Period from January 1, 2007 to June 30,		Year ended December 31,
	2007
	(unaudited)		2006	2005(b)	2004	2003	2002
Net asset value, beginning of period	$1.54		$1.48	$1.44	$1.37	$1.30	$1.18
Income from investment operations:
Net investment income	.04		.07	.06	.06	.06	.06
Net gains (losses) on securities (both realized and unrealized)	(.02)		(.01)	(.02)	.01	.01	.06
Total from investment operations	.02		.06	.04	.07	.07	.12
Net asset value, end of period	$1.56		$1.54	$1.48	$1.44	$1.37	$1.30
Total return (a)	.90%		4.66%	2.44%	4.98%	5.35%	10.50%
Net assets, end of period (in thousands)	$383,641		$366,077	$336,093	$304,936	$286,934	$276,486
Ratios to average net assets:
Expenses	.72	%(c)	.74%	.75%	.64%	.61%	.61%
Net investment income	5.16	%(c)	4.92%	4.49%	4.42%	4.32%	5.20%
Portfolio turnover rate (excluding short-term securities)	49.3%		90.2%	131.5%	124.2%	128.4%	140.8%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Money Market Portfolio

	Period from January 1, 2007 to June 30,		Year ended December 31,
	2007
	(unaudited)		2006	2005(b)	2004	2003	2002
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	.02		.04	.02	.01	.01	.01
Total from investment operations	.02		.04	.02	.01	.01	.01
Less distributions:
Dividends from net investment income	(.02)		(.04)	(.02)	(.01)	(.01)	(.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	2.32%		4.36%	2.43%	.74%	.61%	1.28%
Net assets, end of period (in thousands)	$116,202		$113,487	$97,016	$85,433	$96,069	$163,703
Ratios to average net assets:
Expenses	.68	%(c)	.71%	.72%	.64%	.60%	.57%
Net investment income	4.64	%(c)	4.31%	2.43%	.75%	.64%	1.26%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Mortgage Securities Portfolio

	Period from January 1, 2007 to June 30,		Year ended December 31,
	2007
	(unaudited)		2006	2005(b)	2004	2003	2002
Net asset value, beginning of period	$1.52		$1.45	$1.41	$1.34	$1.29	$1.18
Income from investment operations:
Net investment income	.04		.08	.07	.07	.08	.08
Net gains (losses) on securities (both realized and unrealized)	(.02)		(.01)	(.03)	–	(.03)	.03
Total from investment operations	.02		.07	.04	.07	.05	.11
Net asset value, end of period	$1.54		$1.52	$1.45	$1.41	$1.34	$1.29
Total return (a)	1.33%		5.34%	2.88%	4.81%	4.15%	9.66%
Net assets, end of period (in thousands)	$192,011		$191,993	$195,294	$235,481	$241,997	$249,802
Ratios to average net assets:
Expenses	.75	%(c)	.76%	.78%	.65%	.62%	.62%
Net investment income	5.59	%(c)	5.49%	4.93%	4.98%	5.51%	6.41%
Portfolio turnover rate (excluding short-term securities)	48.9%		89.4%	138.9%	152.2%	83.9%	82.4%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Index 500 Portfolio

	Period from January 1, 2007 to June 30,		Year ended December 31,
	2007
	(unaudited)		2006	2005(b)	2004	2003	2002
Net asset value, beginning of period	$4.59		$3.98	$3.81	$3.45	$2.70	$3.47
Income from investment operations:
Net investment income	.03		.08	.05	.06	.04	.04
Net gains (losses) on securities (both realized and unrealized)	.28		.53	.12	.30	.71	(.81)
Total from investment operations	.31		.61	.17	.36	.75	(.77)
Net asset value, end of period	$4.90		$4.59	$3.98	$3.81	$3.45	$2.70
Total return (a)	6.69%		15.23%	4.43%	10.39%	28.04%	(22.37)%
Net assets, end of period (in thousands)	$669,023		$669,976	$661,874	$663,636	$586,842	$418,897
Ratios to average net assets:
Expenses	.47	%(c)	.49%	.50%	.45%	.45%	.43%
Net investment income	1.47	%(c)	1.83%	1.38%	1.59%	1.34%	1.23%
Portfolio turnover rate (excluding short-term securities)	1.3%		3.6%	5.5%	1.6%	2.8%	7.8%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Maturing Government Bond 2010 Portfolio

	Period from January 1, 2007 to June 30,		Year ended December 31,
	2007
	(unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$1.61		$1.60	$1.60	$1.55	$1.51	$1.27
Income from investment operations:
Net investment income	.02		.04	.05	.06	.07	.05
Net gains (losses) on securities (both realized and unrealized)	(.01)		(.03)	(.05)	(.01)	(.03)	.19
Total from investment operations	.01		.01	–	.05	.04	.24
Net asset value, end of period	$1.62		$1.61	$1.60	$1.60	$1.55	$1.51
Total return (a)	.43%		.45%	(.03)%	3.31%	2.75%	18.85%
Net assets, end of period (in thousands)	$4,130		$4,113	$5,003	$6,762	$7,654	$9,359
Ratios to average net assets:
Expenses	2.95	%(b)	2.88%	2.24%	1.62%	1.12%	.65%
Net investment income	2.53	%(b)	2.47%	2.91%	3.53%	3.67%	4.79%
Expenses without waiver	2.95	%(b)	2.88%	2.24%	1.62%	1.12%	1.28%
Net investment income without waiver	2.53	%(b)	2.47%	2.91%	3.53%	3.67%	4.16%
Portfolio turnover rate (excluding short-term securities)	0.0%		17.8%	14.7%	17.1%	10.5%	19.1%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

International Bond Portfolio

	Period from January 1, 2007 to June 30,		Year ended December 31,
	2007
	(unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$1.38		$1.33	$1.46	$1.31	$1.09	$0.92
Income from investment operations:
Net investment income	.02		–	.03	.03	.03	.05
Net gains (losses) on securities (both realized and unrealized)	(.04)		.05	(.16)	.12	.19	.12
Total from investment operations	(.02)		.05	(.13)	.15	.22	.17
Net asset value, end of period	$1.36		$1.38	$1.33	$1.46	$1.31	$1.09
Total return (a)	(1.35)%		3.99%	(8.91)%	11.43%	20.25%	17.94%
Net assets, end of period (in thousands)	$67,594		$62,683	$62,927	$67,534	$68,312	$53,683
Ratios to average net assets:
Expenses	1.16	%(b)	1.16%	1.15%	1.17%	1.09%	1.24%
Net investment income	2.24	%(b)	2.70%	2.42%	2.20%	2.55%	4.52%
Portfolio turnover rate (excluding short-term securities)	89.5%		225.7%	317.5%	145.2%	364.8%	304.1%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Index 400 Mid-Cap Portfolio

	Period from January 1, 2007 to June 30,		Year ended December 31,
	2007
	(unaudited)		2006	2005(b)	2004	2003	2002
Net asset value, beginning of period	$1.84		$1.68	$1.50	$1.29	$0.96	$1.13
Income from investment operations:
Net investment income	.01		.02	.02	.01	.01	–
Net gains (losses) on securities (both realized and unrealized)	.21		.14	.16	.20	.32	(.17)
Total from investment operations	.22		.16	.18	.21	.33	(.17)
Net asset value, end of period	$2.06		$1.84	$1.68	$1.50	$1.29	$0.96
Total return (a)	11.70%		9.78%	11.96%	15.73%	34.59%	(15.03)%
Net assets, end of period (in thousands)	$166,615		$145,021	$123,649	$87,167	$63,758	$41,835
Ratios to average net assets:
Expenses	.52	%(c)	.56%	.58%	.64%	.61%	.65%
Net investment income	1.33	%(c)	1.02%	1.16%	.56%	.62%	.42%
Portfolio turnover rate (excluding short-term securities)	9.3%		15.5%	25.5%	16.3%	11.0%	20.0%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Real Estate Securities Portfolio

	Period from January 1, 2007 to June 30,		Year ended December 31,
	2007
	(unaudited)		2006	2005(b)	2004	2003	2002
Net asset value, beginning of period	$2.86		$2.19	$1.97	$1.46	$1.02	$0.96
Income from investment operations:
Net investment income	.03		.07	.06	.03	.03	.03
Net gains (losses) on securities (both realized and unrealized)	(.21)		.60	.16	.48	.41	.03
Total from investment operations	(.18)		.67	.22	.51	.44	.06
Net asset value, end of period	$2.68		$2.86	$2.19	$1.97	$1.46	$1.02
Total return (a)	(6.38)%		30.63%	11.08%	35.52%	42.21%	6.97%
Net assets, end of period (in thousands)	$137,232		$147,021	$110,437	$95,410	$60,664	$33,912
Ratios to average net assets:
Expenses	1.07	%(c)	1.10%	1.12%	1.06%	1.11%	1.00%
Net investment income	2.08	%(c)	1.31%	3.14%	2.13%	2.78%	3.38%
Expenses without waiver	1.07	%(c)	1.10%	1.12%	1.06%	1.11%	1.18%
Net investment income without waiver	2.08	%(c)	1.31%	3.14%	2.13%	2.78%	3.23%
Portfolio turnover rate (excluding short-term securities)	16.9%		39.7%	34.8%	85.3%	45.4%	70.2%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)   Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)   Adjusted to an annual basis.

Advantus Series Fund, Inc.
Fund Expense Examples

(Unaudited)

Fund Expenses Paid by Shareholders

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; (the Fund does not impose transaction costs, but you will incur such costs in connection with the variable life insurance policies and variable annuity contracts that invest in the Fund) and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

Actual Expenses

The table below provides information about actual account values and actual expenses for the Portfolios. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the portfolio you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolios' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare the 5% hypothetical example of the portfolios you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Advantus Series Fund, Inc.
Fund Expense Examples – continued

(Unaudited)

	Account Value
	Beginning of Period January 1, 2007	End of Period June 30, 2007	Expenses Paid During Period*	Expense Ratio During Period*
Bond Portfolio
Actual Return	$1,000.00	$1,009.00	$3.59	0.72%
Hypothetical return before expenses	$1,000.00	$1,021.22	$3.61	0.72%
Money Market Portfolio
Actual Return	$1,000.00	$1,023.20	$3.41	0.68%
Hypothetical return before expenses	$1,000.00	$1,021.42	$3.41	0.68%
Mortgage Securities Portfolio
Actual Return	$1,000.00	$1,013.30	$3.74	0.75%
Hypothetical return before expenses	$1,000.00	$1,021.08	$3.76	0.75%
Index 500 Portfolio
Actual Return	$1,000.00	$1,066.90	$2.41	0.47%
Hypothetical return before expenses	$1,000.00	$1,022.46	$2.36	0.47%
Maturing Government Bond 2010 Portfolio
Actual Return	$1,000.00	$1,004.30	$14.66	2.95%
Hypothetical return before expenses	$1,000.00	$1,010.17	$14.70	2.95%
International Bond Portfolio
Actual Return	$1,000.00	$986.50	$5.71	1.16%
Hypothetical return before expenses	$1,000.00	$1,019.14	$5.81	1.16%
Index 400 Mid-Cap Portfolio
Actual Return	$1,000.00	$1,117.00	$2.73	0.52%
Hypothetical return before expenses	$1,000.00	$1,022.22	$2.61	0.52%
Real Estate Securities Portfolio
Actual Return	$1,000.00	$936.20	$5.14	1.07%
Hypothetical return before expenses	$1,000.00	$1,019.49	$5.36	1.07%

*  Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year (181) divided by 365 to reflect the one-half year period.

Advantus Series Fund, Inc.
Proxy Voting and Quarterly Holdings Information

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Proxy Voting Policies and Procedures

A description of the policies and procedures that Advantus uses to vote proxies related to the Fund's portfolio securities is set forth in the Fund's Statement of Additional Information which is available without charge, upon request, by calling, toll-free, 800-995-3850 or on the Securities and Exchange Commission's website at www.sec.gov. The Fund will provide this document within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Proxy Voting Record

The Fund's proxy voting record for the 12 month period ended June 30 is available by calling, toll-free, 866-330-7355 or on the Securities and Exchange Commission's website at www.sec.gov no later than August 31 each year. The Fund will also provide this information, within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of investment holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders without charge on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. More information of the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Advantus Series Fund, Inc.
Statement Regarding Basis for Approval of Advisory Contracts

Each year, typically in January, the Board of Directors votes on the renewal of the Fund's Investment Advisory Agreement with Advantus Capital Management, Inc. ("Advantus") pursuant to which Advantus acts as investment adviser of each Portfolio. The Board most recently reapproved each Portfolio's Investment Advisory Agreement on January 24, 2007.

The directors receive a wide variety of materials and information throughout each year about each Portfolio's investment performance, adherence to stated investment objectives and strategies, expenses, sales and redemptions, regulatory compliance and management. The directors meet personally at least once each year with each Portfolio's portfolio managers (or, with respect to the International Bond Portfolio, a member of the sub-adviser's senior management team). The directors also receive frequent updates on industry developments and best practices.

The directors also evaluate other information, including a report on Advantus' organization and current staffing, a report on brokerage allocation practices and related soft dollar arrangements, assurances that all disclosures relating to each Portfolio, Advantus and others in the Fund's registration statement and other reports are complete and accurate, and assurance that the Fund, each Portfolio and Advantus are operating in compliance with applicable law.

The directors review the terms of the Advisory Agreement relating to each Portfolio and a memorandum from independent legal counsel outlining their legal duties and responsibilities as directors in connection with this annual review. In reaching their determinations relating to the continuance of the Advisory Agreement for each Portfolio, the directors met in private session with independent legal counsel at which no representatives of Advantus or its affiliates were present.

In their deliberations, the directors did not identify any particular information that was all-important or controlling, and each director may have attributed different weights to the various factors. The directors evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio.

The material factors and conclusions that formed the basis for the directors' continuation of each Portfolio's Investment Advisory Agreement (including the appropriateness of the advisory fees payable thereunder) were separately discussed by the directors. The directors determined that the overall arrangements between each Portfolio and Advantus are fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their reasonable judgment.

Management Fee and Other Expenses

In preparation for the meeting on January 24, 2007, the directors evaluated extensive materials, including a report prepared by Lipper Analytical Service, Inc. ("Lipper") containing comparisons of each Portfolio's investment management, transfer agency, custodial, audit, other non-management, Rule 12b-1 and total expenses with industry peers independently selected by Lipper. The Lipper report indicated with respect to each Portfolio that its investment advisory fee level is less than the average advisory fee levels of the Lipper peer group, in all cases, within the first quintile (the most favorable quintile) of the Lipper peers. The Lipper report also indicated with respect to the Bond, Index 400 Mid-Cap, Index 500, Money Market, Mortgage Securities and Real Estate Securities Portfolios that total expenses were less than peer group averages, and that the International Bond Portfolio's and Maturing Government Bond 2010 Portfolio's total expenses were somewhat higher than their respective peer group averages but that each such Portfolio was substantially smaller than the average fund size in its peer group. Based on this information, the directors concluded that the advisory fee payable by each Portfolio to Advantus is fair and reasonable.

Advantus Series Fund, Inc.
Statement Regarding Basis for Approval of Advisory Contracts – continued

The Lipper report informed directors that the Advisory Agreement for each Portfolio contains fee level breakpoints. Such breakpoints will result in a lower advisory fee and total expenses for such Portfolio as and when the assets of such Portfolio grow above the stated breakpoint level (typically, when each Portfolio's total net assets exceed $1 billion, an asset level considerably greater than each Portfolio's current asset level). The directors have observed that, among each Portfolio's peers (as documented in the Lipper report), there appears to be no uniformity or pattern in the existence of breakpoints or in the fees and asset levels at which breakpoints apply, and meaningful comparisons are therefore difficult to draw. The directors nonetheless believe that the Portfolios' current schedules of breakpoints are consistent with the objective of expecting Advantus to share any economies of scale it realizes with the Portfolios.

Fees Charged to Other Advisory Clients of Advantus

The directors evaluated the advisory fees charged by Advantus for non-mutual fund institutional clients and for sub-advising certain mutual funds managed by Waddell & Reed (a mutual fund organization). While the advisory fees Advantus charges these other institutional clients are generally lower than the advisory fees charged to each Portfolio with a similar objective and strategies, the directors noted that many additional services are provided (and costs are incurred) by Advantus in managing the Portfolios. For example, Advantus provides the Fund and each Portfolio with office facilities, officers and various administrative, compliance and other services and assumes the attendant costs and exposure to liability. Advantus also coordinates the Fund's external vendors and all board and committee functions, regulatory filings, and most other Fund operations. The directors believe that the additional services provided to the Fund and the Portfolios justify higher fees than those paid by non-fund and sub-advised fund clients of Advantus.

Costs of Services Provided and Profitability to Advantus

At each quarterly meeting, the directors receive and evaluate a report on Advantus' profitability in managing each Portfolio. The directors recognized that it is difficult to make comparisons of profitability because comparative profitability information is not generally publicly available and is affected by numerous factors. Nonetheless, the directors did not view Advantus' profitability overall or the profitability attributable to any individual Portfolio as approaching a level that could be viewed as excessive.

Investment Results

At each quarterly meeting, the directors review a report prepared by Advantus from information supplied by Lipper comparing each Portfolio's investment performance for the most recently completed calendar quarter and one, three, five and (where applicable) ten year periods then ended with Lipper peer groups and with one or more benchmark indices. Based on this information and interviews at least annually of each Portfolio's portfolio managers (or, with respect to the International Bond Portfolio, a member of the sub-adviser's senior management team), the directors believe that Advantus manages each Portfolio in a manner that is materially consistent with its stated objective and style.

The directors noted strong long-term performance by the Bond and Mortgage Securities Portfolios, each of which performed in the 20th or higher percentile rankings during each of the most recent one, three and five year periods. The directors noted with respect to the International Bond Portfolio that such Portfolio's more recent and longer term peer group rankings have been deteriorating, but that the Portfolio still ranks in the top half of its peers on a five-year basis. The directors further noted that such Portfolio's more recent underperformance can likely be attributed to currency, country and security selection. With respect to the Real Estate Securities Portfolio, the directors noted relative underperformance during 2006 (attributed primarily to the fact that the Portfolio did not hold a particular security, representing over 5% of the Portfolio's benchmark, that was the subject of a buy-out), but that for the most recent five-year period, such Portfolio ranked in the

Advantus Series Fund, Inc.
Statement Regarding Basis for Approval of Advisory Contracts – continued

35th Lipper percentile. The directors also noted that the Index 500 and Index 400 Mid-Cap Portfolios continue to match the benchmark performance before expenses and that the Money Market Portfolio continues to emphasize high quality securities and and continues to perform well in a universe with very compressed performance figures. The directors observed continuing weakening of Maturing Government Bond 2010 Portfolio's performance, due primarily to its small and eroding relative size (versus its peer group).

Based upon the foregoing information, the directors concluded that Advantus is producing competitive investment results for each managed Portfolio consistent with its stated objective and policies.

Ancillary Benefits to Advantus and Its Affiliates

The directors also considered that Advantus and its affiliates benefit from certain soft-dollar arrangements. The directors noted that Advantus' profitability would be somewhat lower if it had to pay for these benefits out of its own assets. The directors also noted that Securian Financial Services, Inc. (the Fund's distributor) receives 12b-1 fees from the Portfolios.

The directors also noted that Minnesota Life Insurance Company, an affiliate of Advantus, benefits by performing certain legal, compliance and other administrative services for the Fund, in return for a reimbursement of costs it incurs in connection with its provision of such services.

The directors also recognize that Advantus and its affiliates derive reputational and other benefits from their association with the Portfolios and Fund.

Nature, Extent and Quality of Services Provided by Advantus

In addition to its provision of investment management services, Advantus also provides the Fund with office space, administrative and other services (exclusive of, and in addition to, any such services provided by other services providers to the Fund and Portfolios) and executive and other personnel as are necessary for its operations. Advantus pays all of the compensation of management directors, officers and employees of the Fund.

The directors considered the quality and increasing scope of services provided by Advantus under the Advisory Agreement and concluded that Advantus has provided commendable executive and administrative management and other services during and prior to the last year.

Sub-Advisory Agreement with Julius Baer Investments Limited

In addition to the directors annual evaluation and approval of the Advisory Agreement between each Portfolio and Advantus, the directors unanimously approved the continuance of the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between Advantus and Augustus Asset Managers Limited (formerly known as Julius Baer Investments Limited) ("Augustus") relating to the International Bond Portfolio.

In addition to the directors' review and consideration of the investment performance of the International Bond Portfolio (discussed above) and of the Portfolio's total expenses, the directors also requested and evaluated other information, including a report on Augustus' organization and current staffing, a report on brokerage allocation practices and related soft dollar arrangements, assurances that International Bond Portfolio is being managed in accordance with its stated investment objectives, policies and limitations, assurances that all disclosures relating to Augustus reflected in the Fund's registration statement are complete and accurate, and assurance that Augustus, in its management of the Portfolio, is operating in full compliance with applicable laws, regulations and exemptive orders. The directors also requested and reviewed a summary of Augustus' code of ethics and overall compliance program. The directors requested, but did not receive, an analysis of Augustus' profitability in managing the Portfolio. However, the directors noted that Advantus and Augustus are not affiliated and were assured by Advantus that the Sub-Advisory Agreement was negotiated on an "arm's-length" basis.

Advantus Series Fund, Inc.
Statement Regarding Basis for Approval of Advisory Contracts – continued

The directors noted that, in January 2007, Julius Baer Holdings Ltd., which previously owned Augustus in its entirety, sold a controlling interest in Augustus to Augustus Holding Limited, which is owned by several key members of Augustus' management team. At a meeting held on November 2, 2006, the Board approved the current Sub-Advisory Agreement between the Adviser and Augustus, effective as of the date of this change in ownership of Augustus (i.e., January 11, 2007). The current Sub-Advisory Agreement was identical in all material respects to the prior agreement with Augustus. On July 27, 2006, Edward C. Dove, the then Chief Executive Officer of Augustus personally attended a Fund Board of Directors meeting and made a detailed presentation on the Portfolio and Augustus. Mr. Dove also participated telephonically in the November 2, 2006 Board meeting.

The directors reviewed the terms of the Sub-Advisory Agreement and met in private session with counsel, including independent legal counsel, at which no representatives of Advantus, Augustus or their respective affiliates were present.

Based on the foregoing factors, the directors concluded that approving the continuance of the Sub-Advisory Agreement was in the best interest of the International Bond Portfolio and its shareholders.

Advantus Series Fund, Inc.
Directors and Executive Officers

Under Minnesota law, the Board of Directors of the Fund has overall responsibility for managing the Fund in good faith and in a manner reasonably believed to be in the best interests of the Fund. The directors meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the performance of the Fund and its Portfolios. Certain of the directors are considered "interested persons" (as defined in the Investment Company Act of 1940) of the Fund primarily by reason of their engagement as officers of the Fund's investment adviser, Advantus Capital Management, Inc. ("Advantus Capital"), or as officers of companies affiliated with Advantus Capital, including Minnesota Life Insurance Company ("Minnesota Life"). The remaining directors, because they are not interested persons of the Fund, are considered independent ("Independent Directors") and are not employees or officers of, and have no financial interest in, Advantus Capital, Minnesota Life or their other affiliates. A majority (75%) of the Board of Directors is comprised of Independent Directors.

The individuals listed in the table below serve as directors and officers of the Fund, consisting of 8 portfolios, for which Advantus Capital serves as the investment adviser. Only executive officers and other officers who perform policy-making functions with the Fund are listed. None of the directors is a director of any public company (a company required to file reports under the Securities Exchange Act of 1934) or of any registered investment companies other than the Advantus Funds. Each director serves for an indefinite term, until his or her resignation, death or removal.

Name, Address(1) and Year of Birth	Position with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Directors

Linda L. Henderson 1949	Director since January 25, 2007	Retired Professional Advisor, Carlson School of Management, University of Minnesota, 2004-May 2007; Senior Vice President, Director of Fixed Income Research and Strategies, RBC Dain Rauscher Investments, 1985 to 2004

William C. Melton 1947	Director since April 25, 2002	Founder and President of Melton Research Inc. since 1997; member of the Advisory Board of Macroeconomic Advisors LLC since 1998; member, Minneapolis StarTribune Board of Economists since 1986; member, State of Minnesota Council of Economic Advisors from 1988 to 1994; various senior positions at American Express Financial Advisors (formerly Investors Diversified Services and, thereafter, IDS/American Express) from 1982 through 1997, including Chief Economist and, thereafter, Chief International Economist

Advantus Series Fund, Inc.
Directors and Executive Officers – continued

Name, Address(1) and Year of Birth	Position with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Directors — continued

Dorothy J. Bridges 1955	Director since December 28, 2004	President and Chief Executive Officer, Franklin National Bank of Minneapolis since 1999; member, Franklin National Bancorporation since 1999; member, Federal Reserve Bank's Consumer Advisory Council since 2006; Chairman of Community Bankers Council of the American Bankers Association; Vice-Chairman of the Northwest Area Foundation Board of Directors

Other Executive Officers(2)

Gregory S. Strong 1944	President since April 25, 2007	Senior Vice President, Chief Actuary and Treasurer, Minnesota Life Insurance Company; Treasurer, Minnesota Mutual Companies, Inc.; Senior Vice President and Treasurer, Securian Financial Group, Inc.; Treasurer, Securian Holding Company; Senior Vice President, Treasurer and Director, Securian Life Insurance Company; Vice President and Director, Robert Street Property Management, Inc.; Vice President, Cherokee National Life Insurance Company; Vice President, CNL Financial Corporation; Vice President, CNL/Insurance America, Inc.; Vice President, CNL/Resource Marketing Corporation; Vice President, Commodore National Reinsurance Company; Director, Capitol City Property Management, Inc.; Director, Personal Finance Company LLC; Director, Securian Casualty Company

Gary M. Kleist 1959	Vice President and Treasurer since July 24, 2003	Financial Vice President and Director, Advantus Capital Management, Inc.; Second Vice President, Minnesota Life Insurance Company; Vice President and Secretary/Treasurer, MIMLIC Funding, Inc. (entity holding legal title to bonds beneficially owned by certain clients of Advantus Capital); Financial Vice President, MCM Funding 1997-1, Inc. and MCM Funding 1998-1, Inc. (entities holding legal title to mortgages beneficially owned by certain clients of Advantus Capital); Second Vice President, Securian Financial Group, Inc.; Second Vice President, Securian Life Insurance Company

Advantus Series Fund, Inc.
Directors and Executive Officers – continued

Name, Address(1) and Year of Birth	Position with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years
Other Executive Officers(2) — continued

Michael J. Radmer Dorsey & Whitney LLP 50 South Sixth Street Minneapolis, Minnesota 55402 1945	Secretary since April 16, 1998	Partner with the law firm of Dorsey & Whitney LLP

(1)  Unless otherwise noted, the address of each director and officer is the address of the Fund: 400 Robert Street North, St. Paul, Minnesota 55101.

(2)  Although not a 'corporate' officer of the Fund, Vicki L. Bailey, born in 1955, has served as the Fund's Chief Compliance Officer since July 2004. Ms. Bailey is also Vice President, Investment Law, Chief Compliance Officer and Secretary, Advantus Capital Management, Inc.; Second Vice President, Investment Law and Advantus Compliance Officer, Minnesota Life Insurance Company; Vice President and Secretary, MCM Funding 1997-1, Inc. and MCM Funding 1998-1, Inc. (entities holding legal title to mortgages beneficially owned by certain clients of Advantus Capital); Second Vice President, Securian Financial Group, Inc.; Second Vice President, Securian Life Insurance Company

The Fund's Statement of Additional Information (SAI) includes additional information about Fund directors, and is available, without charge, upon request. You may request a copy of the current SAI by telephoning Minnesota Life, toll free, at (800) 995-3850.

This offering is available through Securian Financial Services, Inc., a registered broker/dealer. Securian Financial Services, Inc. is the distributor of Minnesota Life variable insurance products.

This report may be used as sales literature in connection with the offer or sale of variable annuity or life insurance contracts funded by Advantus Series Fund, Inc. ("Fund") if preceded or accompanied by (a) the current prospectus for the Fund and such contracts and (b) the current Variable Annuity Performance Report (MOA Classic, MOA Achiever or MOA Advisor), Adjustable Income Annuity Performance Report, Variable Fund D Performance Report, Variable Group Universal Life Portfolio Performance And Historical Policy Values Report and Variable Adjustable Life (VAL, VAL - SD, VAL Horizon, VAL Summit or VAL Survivor) Portfolio Performance And Historical Policy Values Report, respectively.

You should consider the investment objectives, risks, charges and expenses of a Portfolio and the variable insurance product carefully before investing. The Portfolio and variable insurance product prospectuses contain this and other information. Please read the prospectuses carefully before investing.

Securian Financial Services, Inc.

www.securian.com

Securities Dealer, Member FINRA/SIPC.

Registered Investment Advisor

400 Robert Street North, St. Paul, MN 55101-2098

1.888.237.1838

A02214-0706

Minnesota Life Insurance Company

A Securian Financial Group Affiliate

400 Robert Street North

St. Paul, MN 55101-2098

PRESORTED STANDARD
U.S. POSTAGE PAID
CAROL STREAM, IL
PERMIT NO. 1

CHANGE SERVICE REQUESTED

About Minnesota Life

Founded in 1880, Minnesota Life Insurance Company serves millions of people with a wide range of insurance and investment products for individuals, families and businesses. We provide more than $575 billion of life insurance protection and manage more than $28 billion in assets. One of the most highly-rated life insurers in America, we will be there when our clients need us.

©2007 Minnesota Life Insurance Company. All rights reserved.

F34490 Rev 8-2007

ITEM 2.  CODE OF ETHICS.

Filed herewith as Exhibit 12(a)(1).  During the period covered by this report, there has been no amendment to the code of ethics that relates to any element of the code of ethics definition set forth in paragraph (b) of Item 2 of Form N-CSR, nor has the registrant granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The board of directors of the registrant has determined that Dorothy J. Bridges, a member of the board's audit committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms. Bridges as the audit committee's financial expert.  Ms. Bridges is an “independent” director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.  Required only for annual reports on Form N-CSR.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.  Schedule I – Investments in Securities of Unaffiliated Issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant has a nominating committee of its board of directors, the members of which are all directors who are not “interested persons” of the registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940 (“independent directors”).  The nominating committee, which operates in accordance with a separate nominating committee charter approved by the board of directors, selects and recommends to the board of directors individuals for nomination as independent directors.  The names of potential independent director candidates are drawn from a number of sources, including recommendations from management of Advantus Capital Management, Inc., the registrant’s investment adviser.  Each candidate is evaluated by the nominating committee with respect to the relevant business and industry experience that would enable the candidate to serve effectively as an independent director, as well as his or her compatibility with respect to business philosophy and style.  The members of the nominating committee may conduct an in-person interview of each viable candidate using a standardized questionnaire.  When all of the viable candidates have been evaluated and interviewed, the nominating committee determines which of the viable candidates should be presented to the board of directors for selection to become a member of the board of directors.

Inasmuch as the registrant does not hold annual meetings of shareholders and meetings of shareholders occur only intermittently, the nominating committee does not at present consider nominees recommended by shareholders.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)           Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  File the exhibits listed below as part of this Form.  Letter or number the exhibits in the sequence indicated.

(1)         Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Exhibit 99.CODE ETH attached hereto.

(2)         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2):

Exhibit 99.CERT attached hereto.

(3)         Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by this report by or on behalf of the registrant to 10 or more persons:

Not applicable.

(b)  If the report is filed under Section 13(a) or 15(d) of the Securities Exchange Act of 1934, provide the certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Securities Exchange

Act of 1934 (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference:

Exhibit 99.906 CERT attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advantus Series Fund, Inc.

By (Signature and Title)	/s/ Gregory S. Strong
Gregory S. Strong, President

Date: September 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregory S. Strong
Gregory S. Strong, President (Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer (Principal Financial Officer)

Date: September 4, 2007